Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.5%
			Canada: 0.4%
	191,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	188,074	0.1
	300,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	287,462	0.1
	324,000		Goldcorp, Inc., 3.700%, 03/15/2023	329,563	0.2
				805,099	0.4

			China: 0.3%
	601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	616,721	0.3

			France: 0.5%
	572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	572,625	0.3
	287,000	(1)	BPCE SA, 5.150%, 07/21/2024	299,828	0.1
	226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	224,809	0.1
				1,097,262	0.5

			Guernsey: 0.4%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	715,245	0.4

			Ireland: 0.3%
	282,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	261,735	0.1
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	358,135	0.2
				619,870	0.3

			Japan: 0.8%
	200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	200,630	0.1
	790,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	786,969	0.4
	639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	660,866	0.3
				1,648,465	0.8

			Mexico: 0.0%
MXN	1,007,437	(2),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	66,971	(2)	JPMorgan Hipotecaria su Casita, 6.100%, 09/25/2035	3,443	0.0
				3,443	0.0

			Netherlands: 0.9%
	170,000		ArcelorMittal, 7.000%, 10/15/2039	194,127	0.1
	270,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	268,836	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/2025	703,804	0.4
	361,000		Shell International Finance BV, 4.000%, 05/10/2046	377,207	0.2
	300,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	283,948	0.1
				1,827,922	0.9

			Norway: 0.2%
	380,000		Equinor ASA, 2.450%, 01/17/2023	377,657	0.2

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	73,080	0.0

			Sweden: 0.2%
	298,000	(1),(4)	Nordea Bank ABP, 5.500%, 12/31/2199	296,883	0.2

			Switzerland: 0.4%
	400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	429,476	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	275,129	0.2
				704,605	0.4

			United Kingdom: 1.1%
	283,000		Aon PLC, 2.800%, 03/15/2021	282,554	0.1
	200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	193,839	0.1
	1,002,000		Santander UK PLC, 2.375%, 03/16/2020	998,864	0.5
	602,000	(1)	Standard Chartered PLC, 4.300%, 02/19/2027	603,375	0.3
	230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	239,731	0.1
				2,318,363	1.1

			United States: 14.0%
	150,000		AbbVie, Inc., 3.600%, 05/14/2025	150,569	0.1
	321,000		AbbVie, Inc., 4.300%, 05/14/2036	306,662	0.2
	53,000		Aetna, Inc., 2.800%, 06/15/2023	52,101	0.0
	459,000		American International Group, Inc., 4.500%, 07/16/2044	441,013	0.2
	180,000		Altria Group, Inc., 4.800%, 02/14/2029	185,911	0.1
	67,358		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	69,625	0.0
	300,000		Amgen, Inc., 3.200%, 11/02/2027	294,629	0.1
	70,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	72,757	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
170,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	$171,099	0.1
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	132,244	0.1
301,000		AT&T, Inc., 4.300%, 02/15/2030	305,155	0.2
299,000		AT&T, Inc., 5.150%, 03/15/2042	306,909	0.2
422,000		AT&T, Inc., 5.650%, 02/15/2047	462,541	0.2
368,000		Bank of America Corp., 3.300%, 01/11/2023	373,038	0.2
616,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	603,451	0.3
458,000		Bank of America Corp., 4.100%, 07/24/2023	479,356	0.2
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	266,739	0.1
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	406,885	0.2
530,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	536,831	0.3
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	424,200	0.2
216,000		CBS Corp., 3.700%, 08/15/2024	219,765	0.1
266,000		Celgene Corp., 3.875%, 08/15/2025	273,310	0.1
474,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	490,771	0.2
265,000		Citigroup, Inc., 4.125%, 07/25/2028	266,980	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/2024	597,890	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	514,847	0.3
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	756,289	0.4
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	273,501	0.1
165,000		Comcast Corp., 2.350%, 01/15/2027	154,395	0.1
310,000		Comcast Corp., 4.150%, 10/15/2028	327,121	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	116,499	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	94,350	0.0
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,183,143	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	517,708	0.3
177,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	181,687	0.1
480,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	511,802	0.3
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	336,949	0.2
442,000		Discover Bank, 7.000%, 04/15/2020	459,794	0.2
45,000		Eastman Chemical Co., 2.700%, 01/15/2020	44,976	0.0
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,084,206	0.5
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	291,978	0.1
558,000		Entergy Corp., 5.125%, 09/15/2020	570,161	0.3
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	209,500	0.1
202,000		FedEx Corp., 4.050%, 02/15/2048	180,834	0.1
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	443,982	0.2
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	555,486	0.3
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	561,132	0.3
205,000		General Electric Co., 6.750%, 03/15/2032	237,201	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	223,098	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	239,095	0.1
942,000	(4)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	934,652	0.5
90,000		Johnson & Johnson, 2.900%, 01/15/2028	89,720	0.0
150,000		Johnson & Johnson, 3.400%, 01/15/2038	147,656	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	56,245	0.0
117,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	116,706	0.1
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	498,633	0.2
250,000	(4)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	249,543	0.1
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	231,851	0.1
194,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	212,623	0.1
165,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	154,427	0.1
103,000		Kroger Co/The, 4.650%, 01/15/2048	95,768	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/2022	382,170	0.2
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	389,906	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
292,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	$276,846	0.1
372,000		Morgan Stanley, 3.750%, 02/25/2023	381,750	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	635,168	0.3
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	296,624	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	383,817	0.2
292,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	320,361	0.2
349,000		Oracle Corp., 2.950%, 05/15/2025	349,106	0.2
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	47,895	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	99,335	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/2026	232,201	0.1
460,000		Philip Morris International, Inc., 3.875%, 08/21/2042	423,962	0.2
249,000		Qualcomm, Inc., 3.250%, 05/20/2027	243,494	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	284,691	0.1
225,000		Southern Co., 2.750%, 06/15/2020	225,040	0.1
185,000		Southwest Airlines Co., 3.450%, 11/16/2027	184,822	0.1
45,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	42,694	0.0
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	107,091	0.1
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	283,514	0.1
77,342		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	78,614	0.0
54,861		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	54,246	0.0
82,292		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	80,127	0.0
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	241,013	0.1
331,000		Verizon Communications, Inc., 4.522%, 09/15/2048	340,678	0.2
252,000		Viacom, Inc., 4.375%, 03/15/2043	226,585	0.1
245,000		Walmart, Inc., 3.700%, 06/26/2028	258,174	0.1
300,000	(1)	Walt Disney Co/The, 5.400%, 10/01/2043	372,251	0.2
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	440,353	0.2
			28,430,517	14.0

	Total Corporate Bonds/Notes
	(Cost $39,190,078)		39,535,132	19.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.0%
		United States: 13.0%
297,016	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.581%, 05/25/2036	291,319	0.1
255,203		Alternative Loan Trust 2005-51 3A2A, 3.687%, (12MTA + 1.290%), 11/20/2035	249,467	0.1
86,948		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	66,488	0.0
521,889		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	522,309	0.3
70,452		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	69,844	0.0
66,283		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	66,178	0.0
316,466		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	266,629	0.1
86,227	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.893%, 05/25/2035	87,183	0.0
333,511		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	323,172	0.2
53,433		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.986%, (US0001M + 0.500%), 11/25/2035	34,890	0.0
283,110		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.206%, (US0001M + 0.720%), 11/25/2035	282,840	0.1
272,540	(1),(4)	CSMC Trust 2015-3 B1, 3.935%, 03/25/2045	276,582	0.1
9,354	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 2.979%, (US0001M + 0.500%), 01/27/2037	11,133	0.0
400,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.136%, (US0001M + 3.650%), 09/25/2029	431,128	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.486%, (US0001M + 3.000%), 10/25/2029	528,195	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.686%, (US0001M + 2.200%), 01/25/2030	$506,581	0.3
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.886%, (US0001M + 2.400%), 05/25/2030	306,692	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.986%, (US0001M + 2.500%), 05/25/2030	610,124	0.3
64,823	(5)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/2032	14,885	0.0
33,991	(5)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/2033	7,999	0.0
113,033	(5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	14,316	0.0
20,367	(5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	4,233	0.0
173,182	(5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	36,863	0.0
27,883	(5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	5,718	0.0
27,503	(5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	6,184	0.0
33,604	(5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	6,638	0.0
14,379	(5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,914	0.0
15,510	(5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	3,179	0.0
489,429	(5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	76,424	0.0
725,054	(4),(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	94,648	0.1
10,536		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	11,465	0.0
16,472		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/2029	18,054	0.0
14,044		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	15,189	0.0
68,101	(5)	Fannie Mae REMIC Trust 2002-12 SB, 5.265%, (-1.000*US0001M + 7.750%), 07/25/2031	12,957	0.0
38,622	(5)	Fannie Mae REMIC Trust 2002-2 SW, 5.265%, (-1.000*US0001M + 7.750%), 02/25/2032	7,658	0.0
17,046		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	19,071	0.0
6,925		Fannie Mae REMIC Trust 2002-29 F, 3.486%, (US0001M + 1.000%), 04/25/2032	7,116	0.0
22,368	(5)	Fannie Mae REMIC Trust 2002-41 S, 5.465%, (-1.000*US0001M + 7.950%), 07/25/2032	3,862	0.0
2,131		Fannie Mae REMIC Trust 2002-64 FJ, 3.486%, (US0001M + 1.000%), 04/25/2032	2,190	0.0
4,486		Fannie Mae REMIC Trust 2002-68 FH, 2.982%, (US0001M + 0.500%), 10/18/2032	4,519	0.0
766,130	(5)	Fannie Mae REMIC Trust 2002-77 JS, 5.518%, (-1.000*US0001M + 8.000%), 12/18/2032	148,388	0.1
19,836		Fannie Mae REMIC Trust 2002-84 FB, 3.486%, (US0001M + 1.000%), 12/25/2032	20,381	0.0
19,833		Fannie Mae REMIC Trust 2003-11 FA, 3.486%, (US0001M + 1.000%), 09/25/2032	20,378	0.0
4,202		Fannie Mae REMIC Trust 2003-116 FA, 2.886%, (US0001M + 0.400%), 11/25/2033	4,216	0.0
26,627	(5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	6,826	0.0
20,652	(5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	4,760	0.0
11,747	(5)	Fannie Mae REMIC Trust 2003-52 NS, 4.615%, (-1.000*US0001M + 7.100%), 06/25/2023	641	0.0
479,471	(5)	Fannie Mae REMIC Trust 2004-56 SE, 5.065%, (-1.000*US0001M + 7.550%), 10/25/2033	96,531	0.1
29,094		Fannie Mae REMIC Trust 2005-25 PS, 17.224%, (-4.400*US0001M + 28.160%), 04/25/2035	46,138	0.0
13,712	(5)	Fannie Mae REMIC Trust 2005-40 SB, 4.265%, (-1.000*US0001M + 6.750%), 05/25/2035	1,876	0.0
52,278		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	53,063	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
112,127		Fannie Mae REMIC Trust 2005-74 DK, 14.058%, (-4.000*US0001M + 24.000%), 07/25/2035	$170,902	0.1
332,065		Fannie Mae REMIC Trust 2005-87 SB, 14.720%, (-3.667*US0001M + 23.833%), 10/25/2035	499,158	0.3
221,794		Fannie Mae REMIC Trust 2006-104 ES, 21.023%, (-5.000*US0001M + 33.450%), 11/25/2036	373,461	0.2
14,904		Fannie Mae REMIC Trust 2006-11 PS, 15.453%, (-3.667*US0001M + 24.567%), 03/25/2036	22,983	0.0
40,825		Fannie Mae REMIC Trust 2006-46 SW, 15.086%, (-3.667*US0001M + 24.199%), 06/25/2036	61,808	0.0
8,507,382	(5)	Fannie Mae REMIC Trust 2006-51 SA, 4.085%, (-1.000*US0001M + 6.570%), 06/25/2036	1,441,429	0.7
73,258	(5)	Fannie Mae REMIC Trust 2006-90 SX, 4.745%, (-1.000*US0001M + 7.230%), 09/25/2036	13,009	0.0
8,501,248	(5)	Fannie Mae REMIC Trust 2007-116 DI, 3.455%, (-1.000*US0001M + 5.940%), 01/25/2038	1,372,152	0.7
63,168	(5)	Fannie Mae REMIC Trust 2007-88 XI, 4.055%, (-1.000*US0001M + 6.540%), 06/25/2037	11,427	0.0
701,401	(5)	Fannie Mae REMIC Trust 2007-89 SB, 4.065%, (-1.000*US0001M + 6.550%), 09/25/2037	99,301	0.1
1,810,282	(5)	Fannie Mae REMIC Trust 2007-94 SG, 3.965%, (-1.000*US0001M + 6.450%), 10/25/2037	312,596	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 12.554%, (-5.000*US0001M + 25.000%), 10/25/2040	539,891	0.3
120,834		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	126,303	0.1
3,214,240	(5)	Fannie Mae REMIC Trust 2011-55 SK, 4.075%, (-1.000*US0001M + 6.560%), 06/25/2041	576,815	0.3
2,577,206	(5)	Fannie Mae REMIC Trust 2011-86 NS, 3.465%, (-1.000*US0001M + 5.950%), 09/25/2041	354,349	0.2
1,816,989	(5)	Fannie Mae REMIC Trust 2012-10 US, 3.965%, (-1.000*US0001M + 6.450%), 02/25/2042	235,942	0.1
1,349,434	(5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	179,122	0.1
4,602,494	(5)	Fannie Mae REMIC Trust 2012-133 PS, 3.715%, (-1.000*US0001M + 6.200%), 03/25/2042	491,265	0.2
2,144,131	(5)	Fannie Mae REMIC Trust 2012-144 SB, 3.615%, (-1.000*US0001M + 6.100%), 01/25/2043	453,914	0.2
2,374,081	(5)	Fannie Mae REMIC Trust 2012-27 SB, 3.495%, (-1.000*US0001M + 5.980%), 11/25/2041	303,159	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000*US0001M + 64.000%), 05/25/2043	27,815	0.0
1,434,733	(5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	170,152	0.1
7,868,803	(5)	Freddie Mac 3502 DL, 3.516%, (-1.000*US0001M + 6.000%), 01/15/2039	1,245,168	0.6
34,666		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	36,495	0.0
20,906		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	22,145	0.0
42,393		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	46,217	0.0
8,655	(5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	1,763	0.0
44,362	(5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	8,617	0.0
22,129		Freddie Mac REMIC Trust 2122 F, 2.934%, (US0001M + 0.450%), 02/15/2029	21,576	0.0
70,330	(5)	Freddie Mac REMIC Trust 2134 SB, 5.216%, (-1.000*US0001M + 7.700%), 03/15/2029	9,903	0.0
76,416	(5)	Freddie Mac REMIC Trust 2136 SG, 5.166%, (-1.000*US0001M + 7.650%), 03/15/2029	11,945	0.0
101,512	(5)	Freddie Mac REMIC Trust 2177 SB, 6.466%, (-1.000*US0001M + 8.950%), 08/15/2029	18,589	0.0
11,518		Freddie Mac REMIC Trust 2344 FP, 3.434%, (US0001M + 0.950%), 08/15/2031	11,805	0.0
5,176		Freddie Mac REMIC Trust 2412 GF, 3.434%, (US0001M + 0.950%), 02/15/2032	5,308	0.0
40,567		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	46,285	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
31,784		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/2032	$35,023	0.0
6,273		Freddie Mac REMIC Trust 2464 FI, 3.484%, (US0001M + 1.000%), 02/15/2032	6,446	0.0
6,435		Freddie Mac REMIC Trust 2470 LF, 3.484%, (US0001M + 1.000%), 02/15/2032	6,612	0.0
9,018		Freddie Mac REMIC Trust 2471 FD, 3.484%, (US0001M + 1.000%), 03/15/2032	9,265	0.0
7,331		Freddie Mac REMIC Trust 2504 FP, 2.984%, (US0001M + 0.500%), 03/15/2032	7,387	0.0
27,588		Freddie Mac REMIC Trust 2551 LF, 2.984%, (US0001M + 0.500%), 01/15/2033	27,793	0.0
63,705		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	65,864	0.0
351,473		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	383,577	0.2
302,847		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	328,902	0.2
59,083		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	66,041	0.0
62,989	(5)	Freddie Mac REMIC Trust 3004 SB, 3.666%, (-1.000*US0001M + 6.150%), 07/15/2035	6,914	0.0
13,632		Freddie Mac REMIC Trust 3025 SJ, 15.643%, (-3.667*US0001M + 24.750%), 08/15/2035	20,709	0.0
753,906	(5)	Freddie Mac REMIC Trust 3223 S, 3.466%, (-1.000*US0001M + 5.950%), 10/15/2036	94,151	0.1
2,194,855	(5)	Freddie Mac REMIC Trust 3505 SA, 3.516%, (-1.000*US0001M + 6.000%), 01/15/2039	364,503	0.2
2,583,156	(5)	Freddie Mac REMIC Trust 3702 S, 1.966%, (-1.000*US0001M + 4.450%), 05/15/2036	222,524	0.1
1,340,990	(5)	Freddie Mac REMIC Trust 3710 SL, 3.516%, (-1.000*US0001M + 6.000%), 05/15/2036	34,589	0.0
2,651,592	(5)	Freddie Mac REMIC Trust 3925 SD, 3.566%, (-1.000*US0001M + 6.050%), 07/15/2040	271,736	0.1
1,333,328	(5)	Freddie Mac REMIC Trust 4136 SW, 3.766%, (-1.000*US0001M + 6.250%), 11/15/2032	183,939	0.1
613,926	(5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	104,826	0.1
9,344,395	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	1,390,459	0.7
1,129,849	(5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	132,284	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.186%, (US0001M + 4.700%), 04/25/2028	115,352	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.986%, (US0001M + 2.500%), 03/25/2030	410,101	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.136%, (US0001M + 2.650%), 12/25/2029	616,938	0.3
70,388	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.607%, 10/25/2046	70,208	0.0
388,033		Ginnie Mae Series 2007-8 SP, 13.982%, (-3.242*US0001M + 22.048%), 03/20/2037	550,838	0.3
1,170,808	(5)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	24,480	0.0
2,084,318	(5)	Ginnie Mae Series 2010-68 MS, 3.362%, (-1.000*US0001M + 5.850%), 06/20/2040	303,166	0.2
1,485,448	(5)	Ginnie Mae Series 2012-97 SC, 4.218%, (-1.000*US0001M + 6.700%), 07/16/2041	231,545	0.1
240,510		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.696%, (US0001M + 0.210%), 04/25/2036	226,057	0.1
40,779	(4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 4.791%, 09/25/2035	41,998	0.0
627,545		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.696%, (US0001M + 0.210%), 04/25/2046	583,666	0.3
647,999	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 4.334%, 07/25/2035	644,895	0.3
73,091	(4)	JP Morgan Mortgage Trust 2007-A1 7A1, 4.567%, 07/25/2035	73,617	0.0
288,622	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.863%, 08/25/2047	290,509	0.1
138,105		Lehman XS Trust Series 2005-5N 1A2, 2.846%, (US0001M + 0.360%), 11/25/2035	130,358	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
89,447	(4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 4.604%, 04/25/2036	$89,634	0.0
2,280,058	(4)	RALI Series Trust 2006-QO1 X2, 2.226%, 02/25/2046	242,846	0.1
81,197	(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	82,602	0.0
695,955	(4)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	374,657	0.2
7,085,160	(4),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.678%, 08/25/2045	188,102	0.1
44,734	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.905%, 10/25/2036	43,471	0.0
787,219	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.674%, 12/25/2036	761,279	0.4
163,137	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.899%, 08/25/2046	155,451	0.1
339,640	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.710%, 12/25/2036	334,266	0.2
97,959	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.297%, 04/25/2037	89,132	0.0
115,142		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.916%, (US0001M + 0.430%), 06/25/2037	95,068	0.1
40,304	(4)	Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 5.017%, 02/25/2034	41,558	0.0
121,808		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	122,034	0.1
130,548	(4)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.750%, 10/25/2036	130,533	0.1
28,158	(4)	Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 4.750%, 10/25/2036	28,098	0.0
181,768	(4)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 4.420%, 05/25/2036	187,001	0.1
182,831	(4)	Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 5.005%, 04/25/2036	183,103	0.1
185,311	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.791%, 08/20/2045	181,815	0.1

	Total Collateralized Mortgage Obligations
	(Cost $25,326,560)		26,440,725	13.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.8%
		United States: 8.8%
6,951,327	(4),(5)	BANK 2017-BNK5 XA, 1.091%, 06/15/2060	428,412	0.2
900,000	(1),(4)	BANK 2017-BNK6 E, 2.654%, 07/15/2060	589,338	0.3
1,948,000	(1),(4),(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	196,274	0.1
999,455	(4),(5)	BANK 2019-BNK16 XA, 0.970%, 02/15/2052	73,872	0.0
8,791,089	(4),(5)	Banc of America Commercial Mortgage Trust 2017-BNK3 XA, 1.132%, 02/15/2050	575,454	0.3
2,051,831	(4),(5)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.511%, 02/15/2050	182,871	0.1
8,020,000	(1),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	295,871	0.2
440,000	(1),(4)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/2041	439,678	0.2
1,199,679	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.049%, 03/15/2052	99,802	0.1
1,851,358	(4),(5)	CD 2016-CD1 Mortgage Trust XA, 1.422%, 08/10/2049	144,206	0.1
8,802,937	(4),(5)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.749%, 12/10/2054	414,471	0.2
7,900,000	(4),(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.848%, 08/10/2049	442,250	0.2
3,224,555	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.117%, 10/12/2050	220,378	0.1
210,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.270%, 09/15/2050	209,901	0.1
3,313,665	(4),(5)	COMM 2012-CR1 XA, 1.866%, 05/15/2045	156,209	0.1
9,756,555	(1),(4),(5)	COMM 2012-LTRT XA, 0.960%, 10/05/2030	250,889	0.1
1,846,332	(4),(5)	COMM 2013-CCRE10 XA Mortgage Trust, 0.683%, 08/10/2046	48,556	0.0
7,880,043	(4),(5)	COMM 2013-CCRE13 XA, 0.800%, 11/10/2046	252,531	0.1
11,788,338	(4),(5)	COMM 2014-CR16 XA, 1.084%, 04/10/2047	464,840	0.2
570,000	(4)	COMM 2016-COR1 C, 4.387%, 10/10/2049	578,257	0.3
4,429,672	(4),(5)	COMM 2016-CR28 XA, 0.663%, 02/10/2049	154,771	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,000,000	(4)	COMM 2017-COR2 C, 4.562%, 09/10/2050	$1,029,687	0.5
4,893,690	(4),(5)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.893%, 09/15/2050	206,697	0.1
300,000	(1),(6)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	294,088	0.1
1,932,235	(1),(4),(5)	DBUBS 2011-LC1A XA, 0.705%, 11/10/2046	14,869	0.0
290,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.493%, 08/10/2049	261,799	0.1
3,840,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.815%, 01/25/2043	187,634	0.1
7,000,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/2041	513,176	0.3
11,855,547	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K710 X1, 1.850%, 05/25/2019	30,791	0.0
4,423,190	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.600%, 08/25/2040	34,528	0.0
24,960,533	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KC03 X1, 0.487%, 11/25/2024	633,336	0.3
38,489,988	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	80,717	0.0
228,375	(1),(4)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.307%, 06/10/2036	228,120	0.1
356,158	(1)	GPT 2018-GPP D Mortgage Trust, 4.334%, (US0001M + 1.850%), 06/15/2035	352,454	0.2
450,000	(1),(4)	GRACE 2014-GRCE F Mortgage Trust, 3.590%, 06/10/2028	445,684	0.2
1,350,000	(1),(4)	GS Mortgage Securities Trust 2016-GS4 E, 3.802%, 11/10/2049	1,001,165	0.5
100,000	(1),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	96,620	0.1
2,063,204	(4),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.195%, 05/10/2045	85,826	0.0
4,021,241	(4),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.043%, 11/10/2046	162,679	0.1
4,508,332	(4),(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.608%, 08/10/2046	104,553	0.1
2,319,135	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.047%, 05/10/2050	162,776	0.1
2,940,000	(1),(4),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.335%, 12/15/2047	34,542	0.0
206,643	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.362%, 06/12/2041	207,356	0.1
5,990,182	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 2.066%, 06/15/2045	192,758	0.1
250,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.117%, 12/15/2047	254,004	0.1
660,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	696,589	0.3
360,000	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	356,445	0.2
3,112,348	(1),(4),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.110%, 03/10/2050	136,473	0.1
18,750,000	(1),(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.437%, 12/15/2047	470,123	0.2
570,000	(1),(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.376%, 09/15/2047	591,889	0.3
460,000	(1),(4)	Morgan Stanley Capital I Trust 2011-C1 E, 5.376%, 09/15/2047	478,032	0.2
4,809,030	(1),(4),(5)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.833%, 08/10/2049	254,640	0.1
7,038,526	(4),(5)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.007%, 12/15/2049	326,854	0.2
3,273,052	(1),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.833%, 08/15/2045	157,974	0.1
550,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.266%, 03/15/2045	458,066	0.2
645,186	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.266%, 03/15/2045	325,707	0.2
530,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.979%, 06/15/2046	486,800	0.2
9,501,674	(4),(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.060%, 03/15/2047	366,551	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $17,822,674)		17,940,833	8.8

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%
			Federal Home Loan Mortgage Corporation: 0.5%(7)
	176,052		4.000%, 09/01/2045	$181,975	0.1
	282,956		4.000%, 09/01/2045	292,463	0.1
	140,408		4.000%, 09/01/2045	145,122	0.1
	106,692		4.000%, 09/01/2045	110,276	0.1
	208,394		4.000%, 05/01/2046	215,352	0.1
	494		5.000%, 01/01/2020	499	0.0
	2,221		5.000%, 02/01/2020	2,263	0.0
	10,135		5.000%, 12/01/2034	10,862	0.0
	37,330		6.000%, 02/01/2034	41,171	0.0
	4,060		6.500%, 02/01/2022	4,256	0.0
	4,566		6.500%, 09/01/2022	4,733	0.0
	2,618		6.500%, 08/01/2032	2,961	0.0
	4,681		6.500%, 07/01/2034	5,185	0.0
	6,210		6.500%, 07/01/2034	6,879	0.0
				1,023,997	0.5

			Federal National Mortgage Association: 0.5%(7)
	84,458		2.500%, 06/01/2030	84,083	0.1
	58,784		2.500%, 06/01/2030	58,523	0.0
	34,803		2.500%, 07/01/2030	34,649	0.0
	165,806		4.000%, 05/01/2045	171,552	0.1
	113,190		4.550%, 10/01/2036	118,991	0.1
	67,183		5.000%, 06/01/2041	72,512	0.0
	987		5.500%, 09/01/2019	987	0.0
	746		5.500%, 09/01/2019	745	0.0
	17,765		5.500%, 09/01/2024	18,971	0.0
	1,401		6.000%, 05/01/2021	1,418	0.0
	75,537		6.000%, 11/01/2034	83,415	0.1
	121,575		6.000%, 04/01/2035	134,325	0.1
	54,614		6.500%, 12/01/2029	61,029	0.0
	23,826		6.500%, 01/01/2034	26,711	0.0
	271		7.000%, 04/01/2033	298	0.0
	19,778		7.500%, 09/01/2032	23,316	0.0
	42,596		7.500%, 01/01/2033	49,589	0.0
				941,114	0.5

			Government National Mortgage Association: 0.0%
	36,726		5.000%, 04/15/2034	39,450	0.0
	17,100		6.500%, 02/20/2035	19,545	0.0
				58,995	0.0

		Total U.S. Government Agency Obligations
		(Cost $2,016,808)		2,024,106	1.0

STRUCTURED NOTES: 0.0%
			Russia: 0.0%
RUB	4,320,712	(2),(6)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 10.370%, 08/22/2034	13,433	0.0

		Total Structured Notes
		(Cost $154,662)		13,433	0.0

SOVEREIGN BONDS: 7.6%
			Colombia: 0.7%
COP	4,409,400,000		Colombian TES, 7.000%, 06/30/2032	1,411,472	0.7

			Germany: 4.7%
EUR	1,010,000	(6)	Bundesobligation, -0.610%, 10/08/2021	1,150,596	0.6
EUR	120,000	(6)	Bundesrepublik Deutschland Bundesanleihe, -0.300%, 08/15/2026	137,643	0.1
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	35,676	0.0
EUR	200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	265,373	0.1
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,472	0.0
EUR	660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,110,256	0.5
EUR	5,770,000		Bundesrepublik Deutschland, 0.500%, 02/15/2025	6,824,899	3.4
EUR	10,000	(6)	Bundesschatzanweisungen, -0.580%, 03/13/2020	11,280	0.0
				9,548,195	4.7

			Greece: 1.2%
EUR	2,105,000	(1)	Hellenic Republic Government Bond, 3.875%, 03/12/2029	2,389,666	1.2

			Poland: 0.5%
PLN	3,655,000		Republic of Poland Government Bond, 2.750%, 04/25/2028	953,162	0.5

			Spain: 0.5%
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,119,764	0.5

		Total Sovereign Bonds
		(Cost $15,610,748)		15,422,259	7.6

U.S. TREASURY OBLIGATIONS: 16.0%
			U.S. Treasury Bonds: 1.5%
	2,721,500		3.375%, 11/15/2048	3,036,439	1.5
	10,000		3.500%, 02/15/2039	11,355	0.0
				3,047,794	1.5

			U.S. Treasury Notes: 14.5%
	2,058,000		1.125%, 03/31/2020	2,032,878	1.0
	679,000		1.500%, 10/31/2019	675,313	0.3
	4,944,000		2.125%, 03/31/2024	4,919,377	2.4
	9,879,300		2.250%, 03/31/2021	9,876,985	4.8
	1,363,000		2.375%, 03/15/2022	1,369,522	0.7
	2,946,000		2.500%, 02/28/2026	2,981,444	1.5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
7,511,000	(8)	2.625%, 02/15/2029	$7,658,139	3.8
			29,513,658	14.5

	Total U.S. Treasury Obligations
	(Cost $32,220,042)		32,561,452	16.0

ASSET-BACKED SECURITIES: 5.4%
		United States: 5.4%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 5.147%, (US0003M + 2.350%), 04/14/2029	495,882	0.3
500,000	(1)	Apidos CLO XXIX 2018-29A B, 4.671%, (US0003M + 1.900%), 07/25/2030	483,051	0.2
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.961%, (US0003M + 2.200%), 07/20/2025	249,992	0.1
412,500	(1)	BlueMountain CLO 2013-2A CR, 4.711%, (US0003M + 1.950%), 10/22/2030	402,289	0.2
640,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 4.687%, (US0003M + 1.900%), 04/15/2029	640,690	0.3
500,000	(1)	Burnham Park Clo Ltd. 2016-1A CR, 4.911%, (US0003M + 2.150%), 10/20/2029	496,240	0.3
250,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.951%, (US0003M + 2.350%), 06/09/2030	246,509	0.1
500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 5.022%, (US0003M + 2.250%), 07/23/2030	487,252	0.3
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 5.179%, (US0003M + 2.400%), 07/16/2030	395,726	0.2
303,957	(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.924%, 03/25/2036	203,940	0.1
1,040,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.932%, (US0001M + 1.450%), 03/17/2037	1,038,378	0.5
500,000	(1)	LCM XXIV Ltd. 24A C, 5.011%, (US0003M + 2.250%), 03/20/2030	491,489	0.3
250,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 4.972%, (US0003M + 2.200%), 07/23/2029	247,025	0.1
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 4.561%, (US0003M + 1.800%), 04/20/2030	242,181	0.1
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 4.926%, (US0003M + 2.150%), 01/23/2031	392,391	0.2
200,000	(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	194,253	0.1
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.887%, (US0003M + 2.100%), 04/15/2026	249,992	0.1
250,000	(1)	Octagon Loan Funding Ltd. 2014-1A CRR, 4.883%, (US0003M + 2.200%), 11/18/2031	244,502	0.1
640,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 4.561%, (US0003M + 1.800%), 01/20/2028	639,302	0.3
575,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.637%, (US0003M + 4.850%), 10/15/2025	567,154	0.3
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.637%, (US0003M + 1.850%), 04/15/2026	239,809	0.1
1,060,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,078,800	0.5
266,000	(1)	Recette CLO Ltd. 2015-1A CR, 4.461%, (US0003M + 1.700%), 10/20/2027	261,871	0.1
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 4.780%, (US0003M + 2.000%), 10/18/2030	240,284	0.1
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 4.987%, (US0003M + 2.200%), 10/15/2030	550,198	0.3
300,000	(1),(4)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	277,797	0.1

	Total Asset-Backed Securities
	(Cost $11,178,974)		11,056,997	5.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	(2),(8),(9)	American Media, Inc.	–	–
18	(9)	Ingevity Corp.	1,901	0.0
4,988		Resolute Forest Products, Inc.	39,405	0.0
120		WestRock Co.	4,602	0.0

	Total Common Stock
	(Cost $1,305,734)		45,908	0.0

MUTUAL FUNDS: 17.5%
		United States: 17.5%
618,811		Voya Emerging Markets Corporate Debt Fund - Class P	6,045,781	3.0
1,084,775		Voya Emerging Markets Hard Currency Debt Fund - Class P	10,294,511	5.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		United States: (continued)
1,790,015	Voya Emerging Markets Local Currency Debt Fund - Class P	$12,512,204	6.1
863,249	Voya High Yield Bond Fund - Class P	6,793,773	3.3

	Total Mutual Funds
	(Cost $39,053,443)	35,646,269	17.5

	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
Total Purchased Options
(Cost $131,514)	8,191	0.0

Total Long-Term Investments
(Cost $184,011,237)	180,695,305	88.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.1%
	Commercial Paper: 12.9%
2,000,000	Autozone, Inc., 3.160%, 04/12/2019	1,997,925	1.0
2,000,000	Autozone, Inc., 8.030%, 04/01/2019	1,999,560	1.0
6,000,000	CVS Health Corp., 7.850%, 04/01/2019	5,998,710	2.9
2,000,000	Eaton Corp., 5.360%, 04/02/2019	1,999,413	1.0
3,600,000	Enterprise Products, 8.030%, 04/01/2019	3,599,208	1.8
1,000,000	Johnson Controls, 8.030%, 04/01/2019	999,780	0.5
4,000,000	Kroger Co., 7.770%, 04/01/2019	3,999,148	2.0
3,500,000	Sysco Corp., 7.700%, 04/01/2019	3,499,262	1.7
2,000,000	Waste Management, Inc., 3.150%, 04/12/2019	1,997,933	1.0
		26,090,939	12.9

	Securities Lending Collateral(11): 5.2%
2,517,274	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $2,517,826, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $2,568,191, due 12/01/33-02/01/49)	2,517,274	1.3
2,517,274	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $2,517,822, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,567,619, due 04/02/19-10/20/68)	2,517,274	1.2
2,517,274	Guggenheim Securities LLC, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $2,517,822, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.302%-5.458%, Market Value plus accrued interest $2,567,619, due 01/01/27-05/20/68)	2,517,274	1.2
2,517,274	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $2,517,826, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $2,567,639, due 04/03/19-07/15/36)	2,517,274	1.2
526,419	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $526,530, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $536,948, due 12/31/20-05/15/43)	526,419	0.3
		10,595,515	5.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
2,118,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
		(Cost $2,118,000)	2,118,000	1.0

	Total Short-Term Investments
	(Cost $38,810,115)		38,804,454	19.1

	Total Investments in Securities (Cost $222,821,352)		$219,499,759	107.9
	Liabilities in Excess of Other Assets		(16,108,210)	(7.9)
	Net Assets		$203,391,549	100.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2019.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Security, or a portion of the security, is on loan.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2019.

COP	Colombian Peso
EUR	EU Euro
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	17.5%
U.S. Treasury Obligations	16.0
Collateralized Mortgage Obligations	13.0
Commercial Mortgage-Backed Securities	8.8
Financial	8.2
Sovereign Bonds	7.6
Other Asset-Backed Securities	5.4
Consumer, Non-cyclical	2.9
Energy	2.3
Communications	2.3
Utilities	1.5
U.S. Government Agency Obligations	1.0
Consumer, Cyclical	0.8
Technology	0.8%
Industrial	0.4
Basic Materials	0.3
Structured Notes	0.0
Purchased Options	0.0
Materials	0.0
Communication Services	0.0
Short-Term Investments	19.1
Liabilities in Excess of Other Assets	(7.9)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
United States	$45,908	$–	$–	$45,908
Total Common Stock	45,908	–	–	45,908
Mutual Funds	35,646,269	–	–	35,646,269
Purchased Options	–	8,191	–	8,191
Corporate Bonds/Notes	–	39,531,689	3,443	39,535,132
Collateralized Mortgage Obligations	–	26,440,725	–	26,440,725
Structured Notes	–	–	13,433	13,433
Sovereign Bonds	–	15,422,259	–	15,422,259
Commercial Mortgage-Backed Securities	–	17,940,833	–	17,940,833
Asset-Backed Securities	–	11,056,997	–	11,056,997
U.S. Treasury Obligations	–	32,561,452	–	32,561,452
U.S. Government Agency Obligations	–	2,024,106	–	2,024,106
Short-Term Investments	2,118,000	36,686,454	–	38,804,454
Total Investments, at fair value	$37,810,177	$181,672,706	$16,876	$219,499,759
Other Financial Instruments+
Centrally Cleared Swaps	–	2,078,480	–	2,078,480
Forward Foreign Currency Contracts	–	444,824	–	444,824
Forward Premium Swaptions	–	5,473	–	5,473
Futures	1,054,675	–	–	1,054,675
Total Assets	$38,864,852	$184,201,483	$16,876	$223,083,211
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(569,433)	$–	$(569,433)
Forward Foreign Currency Contracts	–	(882,664)	–	(882,664)
Forward Premium Swaptions	–	(69,707)	–	(69,707)
Futures	(521,190)	–	–	(521,190)
Written Options	–	(809,170)	–	(809,170)
Total Liabilities	$(521,190)	$(2,330,974)	$–	$(2,852,164)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$10,570,022	$113,758	$(5,232,154)	$594,155	$6,045,781	$113,741	$(228,650)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	15,377,081	168,448	(6,639,599)	1,388,581	10,294,511	168,431	(639,601)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	12,193,671	36	-	318,497	12,512,204	-	-	-
Voya High Yield Bond Fund - Class P	11,948,411	155,871	(6,068,084)	757,575	6,793,773	155,863	(68,086)	-
	$50,089,185	$438,113	$(17,939,837)	$3,058,808	$35,646,269	$438,035	$(936,337)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS 848,978	USD 227,722	Barclays Bank PLC	04/05/19	$6,036
USD 324,000	BRL 1,227,111	Barclays Bank PLC	04/05/19	10,650
USD 509,000	MXN 9,669,459	Barclays Bank PLC	04/05/19	11,078
THB 1,911,990	USD 60,000	Barclays Bank PLC	04/05/19	253
USD 306,695	CLP 210,193,578	Barclays Bank PLC	04/05/19	(2,185)
USD 33,198	MYR 138,881	Barclays Bank PLC	04/05/19	(822)
USD 142,000	ZAR 2,027,051	Barclays Bank PLC	04/05/19	1,563
MXN 98,734	USD 5,100	Barclays Bank PLC	04/05/19	(16)
GBP 5,258,810	USD 6,974,458	Barclays Bank PLC	05/10/19	(111,879)
SEK 8,042,275	USD 874,858	Barclays Bank PLC	05/10/19	(7,360)
USD 1,515,000	NOK 13,048,147	Barclays Bank PLC	05/10/19	(111)
EUR 2,724,495	USD 3,076,000	Barclays Bank PLC	05/10/19	(9,866)
NOK 72,592,836	USD 8,525,971	Barclays Bank PLC	05/10/19	(96,713)
USD 255,000	SEK 2,348,231	Barclays Bank PLC	05/10/19	1,703
USD 241,000	CZK 5,458,357	BNP Paribas	04/05/19	3,777
CLP 132,337,144	USD 201,000	BNP Paribas	04/05/19	(6,530)
USD 181,000	TRY 990,889	BNP Paribas	04/05/19	3,884
ZAR 3,289,128	USD 244,000	BNP Paribas	04/05/19	(16,125)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
KRW 22,320,873	USD 20,000	BNP Paribas	04/05/19	$(338)
USD 61,000	PLN 228,567	BNP Paribas	04/05/19	1,462
NOK 5,520,098	USD 653,000	BNP Paribas	05/10/19	(12,023)
USD 327,770	CZK 7,343,724	Citibank N.A.	04/05/19	8,608
USD 657,113	PLN 2,453,910	Citibank N.A.	04/05/19	17,913
USD 621,777	TRY 3,461,854	Citibank N.A.	04/05/19	2,987
USD 341,537	THB 11,123,756	Citibank N.A.	04/05/19	(9,010)
ZAR 3,717,145	USD 261,000	Citibank N.A.	04/05/19	(3,472)
USD 243,000	HUF 68,077,568	Citibank N.A.	04/05/19	5,216
MXN 2,347,419	USD 122,000	Citibank N.A.	04/05/19	(1,121)
USD 987,040	PLN 3,742,025	Citibank N.A.	04/05/19	12,309
USD 360,334	RON 1,468,543	Citibank N.A.	04/05/19	15,323
USD 862,334	COP 2,800,060,073	Citibank N.A.	04/05/19	(15,806)
USD 357,559	PEN 1,196,894	Citibank N.A.	04/05/19	(3,141)
BRL 907,032	USD 240,000	Citibank N.A.	04/05/19	(8,384)
USD 1,215,091	ZAR 17,475,120	Citibank N.A.	04/05/19	4,393
CAD 4,463,644	USD 3,325,245	Citibank N.A.	05/10/19	18,157
JPY 80,147,756	USD 723,308	Citibank N.A.	05/10/19	2,209
USD 1,647,000	CAD 2,205,879	Citibank N.A.	05/10/19	(5,269)
USD 255,000	SEK 2,347,487	Citibank N.A.	05/10/19	1,783
AUD 1,179,460	USD 841,000	Citibank N.A.	05/10/19	(2,901)
EUR 1,812,113	USD 2,040,955	Citibank N.A.	05/10/19	(2,937)
USD 221,447	SEK 2,050,163	Citibank N.A.	05/10/19	302
SEK 6,130,940	USD 670,000	Citibank N.A.	05/10/19	(8,673)
USD 678,000	AUD 954,348	Citibank N.A.	05/10/19	(1,541)
USD 939,000	CAD 1,257,772	Citibank N.A.	05/10/19	(3,108)
AUD 972,032	USD 695,000	Citibank N.A.	05/10/19	(4,295)
USD 1,419,000	AUD 2,000,924	Citibank N.A.	05/10/19	(2,814)
USD 1,105,000	EUR 969,044	Citibank N.A.	05/10/19	14,442
USD 169,188	JPY 18,648,157	Citibank N.A.	05/10/19	380
USD 683,000	EUR 603,348	Citibank N.A.	05/10/19	3,995
USD 443,449	GBP 339,033	Citibank N.A.	05/10/19	1,022
CZK 5,032,125	USD 224,000	Goldman Sachs International	04/05/19	(5,301)
USD 1,154,086	BRL 4,461,349	Goldman Sachs International	04/05/19	14,853
USD 320,416	HUF 89,321,873	Goldman Sachs International	04/05/19	8,429
USD 615,002	MXN 12,419,047	Goldman Sachs International	04/05/19	(24,509)
USD 615,773	RUB 42,224,719	Goldman Sachs International	04/05/19	(27,431)
USD 40,000	KRW 44,808,383	Goldman Sachs International	04/05/19	530
USD 61,000	MXN 1,211,922	Goldman Sachs International	04/05/19	(1,407)
USD 20,000	RUB 1,378,444	Goldman Sachs International	04/05/19	(998)
USD 34,354	PHP 1,835,581	Goldman Sachs International	04/05/19	(580)
USD 1,456,285	NOK 12,557,437	Goldman Sachs International	05/10/19	(1,846)
USD 1,580,678	CHF 1,567,819	Goldman Sachs International	05/10/19	5,944
EUR 1,771,257	USD 1,996,318	Goldman Sachs International	05/10/19	(2,954)
TRY 1,259,637	USD 224,000	HSBC Bank PLC	04/05/19	1,154
KRW 2,933,398,270	USD 2,623,134	HSBC Bank PLC	04/05/19	(39,189)
SGD 648,988	USD 474,768	HSBC Bank PLC	04/05/19	4,129
COP 692,679,680	USD 224,000	HSBC Bank PLC	04/05/19	(6,765)
USD 224,000	ZAR 3,228,425	HSBC Bank PLC	04/05/19	331
USD 305,000	EUR 268,352	HSBC Bank PLC	05/10/19	2,998
HKD 222,909	USD 28,473	HSBC Bank PLC	06/28/19	(4)
MXN 6,983,093	USD 360,000	JPMorgan Chase Bank N.A.	04/05/19	(410)
USD 182,000	CLP 125,063,120	JPMorgan Chase Bank N.A.	04/05/19	(1,781)
USD 181,000	PEN 599,707	JPMorgan Chase Bank N.A.	04/05/19	270
USD 120,000	PHP 6,280,920	JPMorgan Chase Bank N.A.	04/05/19	463
AUD 6,032,654	USD 4,286,623	JPMorgan Chase Bank N.A.	05/10/19	52
EUR 286,544	USD 325,000	JPMorgan Chase Bank N.A.	05/10/19	(2,525)
GBP 870,121	USD 1,140,000	JPMorgan Chase Bank N.A.	05/10/19	(4,520)
USD 802,626	AUD 1,129,027	JPMorgan Chase Bank N.A.	05/10/19	364
AUD 3,408,771	USD 2,425,000	JPMorgan Chase Bank N.A.	05/10/19	(2,800)
CAD 12,099	USD 9,116	JPMorgan Chase Bank N.A.	05/10/19	(54)
JPY 3,456,594,851	USD 31,122,530	JPMorgan Chase Bank N.A.	05/10/19	167,403
DKK 3,990,757	USD 609,574	JPMorgan Chase Bank N.A.	05/10/19	(7,852)
USD 659,000	JPY 72,667,726	JPMorgan Chase Bank N.A.	05/10/19	1,194
USD 882,886	NZD 1,285,492	JPMorgan Chase Bank N.A.	05/10/19	6,838
EUR 24,984,396	USD 28,470,381	JPMorgan Chase Bank N.A.	05/10/19	(353,063)
EUR 1,485,175	USD 1,692,043	JPMorgan Chase Bank N.A.	05/10/19	(20,635)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
CHF 230,969	USD 234,000	JPMorgan Chase Bank N.A.	05/10/19	$(1,192)
CHF 5,223,415	USD 5,240,570	JPMorgan Chase Bank N.A.	05/10/19	24,430
USD 612,692	IDR 8,847,886,457	JPMorgan Chase Bank N.A.	06/28/19	(192)
USD 1,480,050	COP 4,656,502,665	Morgan Stanley	04/05/19	19,701
USD 285,000	COP 887,566,950	Morgan Stanley	04/05/19	6,646
USD 196,000	NOK 1,673,733	Morgan Stanley	05/10/19	1,651
USD 1,478,000	CAD 1,961,171	Morgan Stanley	05/10/19	9,025
GBP 336,946	USD 446,000	Morgan Stanley	05/10/19	(6,297)
USD 659,000	AUD 929,259	Morgan Stanley	05/10/19	(1,311)
CAD 10,044,370	USD 7,543,814	Morgan Stanley	05/10/19	(20,282)
CAD 3,529,410	USD 2,634,000	Morgan Stanley	05/10/19	9,633
USD 949,532	NOK 8,165,989	Morgan Stanley	05/10/19	(3,119)
USD 1,952,000	CHF 1,930,688	Morgan Stanley	05/10/19	5,941
USD 416,136	GBP 319,513	Morgan Stanley	05/10/19	(3,718)
CHF 271,135	USD 274,000	Morgan Stanley	05/10/19	(706)
ZAR 54,000	USD 3,806	Standard Chartered Bank	04/05/19	(65)
HUF 55,909,360	USD 200,000	The Bank of New York Mellon	04/05/19	(4,718)
USD 102,000	HUF 28,229,254	The Bank of New York Mellon	04/05/19	3,400
				$(437,840)

At March 31, 2019, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
30-year German Government Bond	17	06/06/19	$3,654,926	$176,723
Australia 10-Year Bond	11	06/17/19	1,082,204	20,204
Australia 3-Year Bond	36	06/17/19	2,904,900	14,800
Canada 10-Year Bond	27	06/19/19	2,809,204	55,769
Euro-Bobl 5-Year	59	06/06/19	8,811,680	65,829
Euro-OAT	58	06/06/19	10,583,604	294,914
Euro-Schatz	83	06/06/19	10,425,510	21,332
Long Gilt	22	06/26/19	3,706,973	54,514
Long-Term Euro-BTP	53	06/06/19	7,697,384	195,948
Short Gilt	23	06/26/19	3,110,982	2,596
U.S. Treasury 2-Year Note	16	06/28/19	3,409,500	6,540
U.S. Treasury Long Bond	24	06/19/19	3,591,750	100,075
U.S. Treasury Ultra Long Bond	7	06/19/19	1,176,000	45,431
			$62,964,617	$1,054,675
Short Contracts:
Euro-Bund	(45)	06/06/19	(8,396,675)	(174,671)
Japanese Government Bonds 10-Year Mini	(8)	06/12/19	(1,106,415)	(3,785)
U.S. Treasury 10-Year Note	(23)	06/19/19	(2,857,031)	(35,822)
U.S. Treasury 5-Year Note	(71)	06/28/19	(8,223,797)	(77,793)
U.S. Treasury Ultra 10-Year Note	(86)	06/19/19	(11,419,188)	(229,119)
			$(32,003,106)	$(521,190)

At March 31, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	2.960%	Semi-Annual	11/21/44	CAD	1,000,000	$92,212	$82,979
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294	Annual	02/10/23	EUR	2,400,000	39,016	39,814
Pay	6-month EUR-EURIBOR	Semi-Annual	0.325	Annual	02/16/23	EUR	100,000	1,764	1,793
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	897,613	1,016,212
Pay	6-month JPY-LIBOR	Semi-Annual	(0.015)	Semi-Annual	02/13/24	JPY	1,946,200,000	33,923	34,064
Pay	6-month JPY-LIBOR	Semi-Annual	0.135	Semi-Annual	02/13/29	JPY	477,600,000	23,185	23,298
Pay	6-month JPY-LIBOR	Semi-Annual	0.328	Semi-Annual	02/13/34	JPY	403,500,000	43,095	43,283
Pay	6-month JPY-LIBOR	Semi-Annual	0.519	Semi-Annual	02/15/39	JPY	65,000,000	15,276	15,332
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	349,200,000	85,178	85,545
Pay	6-month JPY-LIBOR	Semi-Annual	0.670	Semi-Annual	02/07/49	JPY	180,000,000	70,263	70,534

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-month USD-LIBOR	Monthly	2.726%	Monthly	12/27/28	USD	1,250,000	$46,044	$46,044
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	8,057	8,057
Pay	3-month USD-LIBOR	Quarterly	2.431	Semi-Annual	03/26/29	USD	2,774,000	4,035	4,035
Pay	3-month USD-LIBOR	Quarterly	2.432	Semi-Annual	03/26/29	USD	16,646,000	25,707	25,707
Pay	3-month USD-LIBOR	Quarterly	2.462	Semi-Annual	03/26/29	USD	16,646,000	70,487	70,487
Pay	3-month USD-LIBOR	Quarterly	2.381	Semi-Annual	03/27/29	USD	26,730,000	(80,468)	(80,468)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	44	133
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	2,364	2,475
Receive	6-month EUR-EURIBOR	Semi-Annual	0.056	Annual	02/10/21	EUR	100,000	(555)	(578)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.143	Annual	02/04/46	EUR	500,000	(12,470)	(15,171)
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	18,320,000	81,854	80,877
Receive	1-month USD-LIBOR	Monthly	2.656	Monthly	06/19/20	USD	8,150,000	(25,567)	(25,567)
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	4,000,000	(25,227)	(25,227)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	7,500,000	176,839	176,839
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	166,389	164,443
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(43,869)	(43,869)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(20,605)	(20,605)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(120,020)	(120,020)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	8,592	8,205
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(54,634)	(54,634)
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(45,207)	(45,207)
Receive	1-month USD-LIBOR	Quarterly	3.099	Semi-Annual	10/18/28	USD	780,000	(53,796)	(53,796)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	561	561
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(36,740)	(36,740)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(47,551)	(47,551)
Receive	3-month USD-LIBOR	Quarterly	2.188	Semi-Annual	04/04/46	USD	900,000	77,763	77,763
								$1,403,552	$1,509,047

At March 31, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.000%	3-month USD-LIBOR	05/28/19	USD	27,743,000	$58,260	$3,725
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.050%	3-month USD-LIBOR	06/03/19	USD	13,872,000	29,825	1,767
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.050%	3-month USD-LIBOR	06/03/19	USD	21,185,000	43,429	2,699
								$131,514	$8,191

At March 31, 2019, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	05/28/19	USD	27,743,000	$74,906	$(352,026)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	06/03/19	USD	21,185,000	58,259	(276,253)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	06/03/19	USD	13,872,000	37,454	(180,891)
								$170,619	$(809,170)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(3)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD	3,269,000	$(1,716,225)	$(854)
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	5.288%	Receive	3-month USD-LIBOR	04/25/19	USD	14,449,000	(763,991)	(26,115)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	5,881,000	(301,695)	5,473
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD	2,746,000	(144,920)	(1,361)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	10,614,000	(562,011)	(7,139)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.320%	Receive	3-month USD-LIBOR	04/25/19	USD	16,061,000	(854,445)	(34,238)
								$(4,343,287)	$(64,234)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $225,753,801.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,870,272
Gross Unrealized Depreciation	(9,873,437)

Net Unrealized Depreciation	$(3,003,165)

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
609,091	Invesco Senior Loan ETF	13,789,820	3.0
163,326	iShares 1-3 Year Treasury Bond ETF	13,738,983	3.0
594,201	Schwab U.S. TIPS ETF	32,681,055	7.1
19,851	Vanguard Global ex-U.S. Real Estate ETF	1,182,524	0.3
55,240	Vanguard Real Estate ETF	4,800,909	1.0

	Total Exchange-Traded Funds
	(Cost $65,946,556)	66,193,291	14.4

MUTUAL FUNDS: 75.6%
	Affiliated Investment Companies: 75.6%
761,766	Voya Emerging Markets Index Portfolio - Class P2	8,981,221	2.0
3,233,657	Voya International Index Portfolio - Class P2	32,271,892	7.0
305,198	Voya Russell Mid Cap Index Portfolio - Class P2	4,626,804	1.0
19,292,607	Voya U.S. Bond Index Portfolio - Class P2	203,537,005	44.3
6,174,282	Voya U.S. Stock Index Portfolio - Class P2	97,677,142	21.3

	Total Mutual Funds
	(Cost $340,460,082)	347,094,064	75.6

	Total Investments in Securities (Cost $406,406,638)	$413,287,355	90.0
	Assets in Excess of Other Liabilities	45,773,353	10.0
	Net Assets	$459,060,708	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$66,193,291	$–	$–	$66,193,291
Mutual Funds	347,094,064	–	–	347,094,064
Total Investments, at fair value	$413,287,355	$–	$–	$413,287,355
Other Financial Instruments+
Futures	209,123	–	–	209,123
Total Assets	$413,496,478	$–	$–	$413,496,478

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Liabilities Table
Other Financial Instruments+
Futures	$(114,690)	$–	$–	$(114,690)
Total Liabilities	$(114,690)	$–	$–	$(114,690)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$13,284,845	$230,765	$(5,452,207)	$917,818	$8,981,221	$-	$319,904	$-
Voya International Index Portfolio - Class P2	31,040,572	775,561	(2,406,111)	2,861,870	32,271,892	-	213,351	-
Voya Russell Mid Cap Index Portfolio - Class P2	8,907,703	125,239	(5,771,769)	1,365,631	4,626,804	-	(110,063)	-
Voya U.S. Bond Index Portfolio - Class P2	195,093,126	16,085,267	(12,715,628)	5,074,240	203,537,005	1,279,507	(470,766)	-
Voya U.S. Stock Index Portfolio - Class P2	83,621,893	13,012,598	(9,055,716)	10,098,367	97,677,142	-	855,957	-
	$331,948,139	$30,229,430	$(35,401,431)	$20,317,926	$347,094,064	$1,279,507	$808,383	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	258	06/28/19	$54,978,188	$209,123
			$54,978,188	$209,123
Short Contracts:
Mini MSCI EAFE Index	(100)	06/21/19	(9,332,000)	(114,690)
			$(9,332,000)	$(114,690)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $414,022,364.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,426,571
Gross Unrealized Depreciation	(8,067,147)

Net Unrealized Depreciation	$(640,576)

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.2%
423,681	Invesco Senior Loan ETF	9,592,138	2.7
113,609	iShares 1-3 Year Treasury Bond ETF	9,556,789	2.7
295,231	Schwab U.S. TIPS ETF	16,237,705	4.6
13,808	Vanguard Global ex-U.S. Real Estate ETF	822,542	0.2
38,425	Vanguard Real Estate ETF	3,339,517	1.0

	Total Exchange-Traded Funds
	(Cost $39,298,204)	39,548,691	11.2

MUTUAL FUNDS: 82.2%
	Affiliated Investment Companies: 82.2%
728,064	Voya Emerging Markets Index Portfolio - Class P2	8,583,878	2.5
3,886,367	Voya International Index Portfolio - Class P2	38,785,938	11.0
235,585	Voya Russell Mid Cap Index Portfolio - Class P2	3,571,470	1.0
236,062	Voya Russell Small Cap Index Portfolio - Class P2	3,533,852	1.0
12,265,265	Voya U.S. Bond Index Portfolio - Class P2	129,398,542	36.8
6,647,911	Voya U.S. Stock Index Portfolio - Class P2	105,169,945	29.9

	Total Mutual Funds
	(Cost $284,246,150)	289,043,625	82.2

	Total Investments in Securities (Cost $323,544,354)	$328,592,316	93.4
	Assets in Excess of Other Liabilities	23,218,468	6.6
	Net Assets	$351,810,784	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,548,691	$–	$–	$39,548,691
Mutual Funds	289,043,625	–	–	289,043,625
Total Investments, at fair value	$328,592,316	$–	$–	$328,592,316
Other Financial Instruments+
Futures	111,856	–	–	111,856
Total Assets	$328,704,172	$–	$–	$328,704,172

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Liabilities Table
Other Financial Instruments+
Futures	$(79,136)	$–	$–	$(79,136)
Total Liabilities	$(79,136)	$–	$–	$(79,136)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$10,460,987	$1,123,424	$(3,813,023)	$812,490	$8,583,878	$-	$191,307	$-
Voya International Index Portfolio - Class P2	32,923,512	4,216,359	(1,558,770)	3,204,837	38,785,938	-	184,801	-
Voya Russell Mid Cap Index Portfolio - Class P2	6,012,581	477,380	(4,017,410)	1,098,919	3,571,470	-	(226,553)	-
Voya Russell Small Cap Index Portfolio - Class P2	3,001,069	348,284	(268,246)	452,745	3,533,852	-	(13,092)	-
Voya U.S. Bond Index Portfolio - Class P2	109,989,214	22,318,980	(5,834,996)	2,925,344	129,398,542	758,444	(127,612)	-
Voya U.S. Stock Index Portfolio - Class P2	76,292,563	24,443,197	(6,223,595)	10,657,780	105,169,945	-	5,433	-
	$238,679,926	$52,927,624	$(21,716,040)	$19,152,115	$289,043,625	$758,444	$14,284	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	138	06/28/19	$29,406,938	$111,856
			$29,406,938	$111,856
Short Contracts:
Mini MSCI EAFE Index	(69)	06/21/19	(6,439,080)	(79,136)
			$(6,439,080)	$(79,136)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $325,631,520.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,519,127
Gross Unrealized Depreciation	(2,525,611)

Net Unrealized Appreciation	$2,993,516

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.3%
1,209,002	Invesco Senior Loan ETF	27,371,805	2.9
679,652	iShares 1-3 Year Treasury Bond ETF	57,172,326	6.0
336,984	Schwab U.S. TIPS ETF	18,534,120	1.9
39,402	Vanguard Global ex-U.S. Real Estate ETF	2,347,177	0.2
137,059	Vanguard Real Estate ETF	11,911,798	1.3

	Total Exchange-Traded Funds
	(Cost $116,578,817)	117,337,226	12.3

MUTUAL FUNDS: 87.5%
	Affiliated Investment Companies: 87.5%
3,143,905	Voya Emerging Markets Index Portfolio - Class P2	37,066,644	3.9
13,327,483	Voya International Index Portfolio - Class P2	133,008,278	13.9
1,578,390	Voya Russell Mid Cap Index Portfolio - Class P2	23,928,398	2.5
1,236,267	Voya Russell Small Cap Index Portfolio - Class P2	18,506,920	1.9
28,592,200	Voya U.S. Bond Index Portfolio - Class P2	301,647,705	31.6
20,313,183	Voya U.S. Stock Index Portfolio - Class P2	321,354,556	33.7

	Total Mutual Funds
	(Cost $810,362,428)	835,512,501	87.5

	Total Investments in Securities (Cost $926,941,245)	$952,849,727	99.8
	Assets in Excess of Other Liabilities	2,322,117	0.2
	Net Assets	$955,171,844	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$117,337,226	$–	$–	$117,337,226
Mutual Funds	835,512,501	–	–	835,512,501
Total Investments, at fair value	$952,849,727	$–	$–	$952,849,727
Other Financial Instruments+
Futures	68,897	–	–	68,897
Total Assets	$952,918,624	$–	$–	$952,918,624

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Liabilities Table
Other Financial Instruments+
Futures	$(227,086)	$–	$–	$(227,086)
Total Liabilities	$(227,086)	$–	$–	$(227,086)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$42,142,033	$2,098,632	$(9,825,301)	$2,651,280	$37,066,644	$-	$1,397,212	$-
Voya International Index Portfolio - Class P2	118,158,788	7,503,799	(4,977,980)	12,323,671	133,008,278	-	(259,209)	-
Voya Russell Mid Cap Index Portfolio - Class P2	29,673,653	1,342,440	(11,873,336)	4,785,641	23,928,398	-	(258,422)	-
Voya Russell Small Cap Index Portfolio - Class P2	16,926,455	877,615	(1,595,941)	2,298,791	18,506,920	-	173,556	-
Voya U.S. Bond Index Portfolio - Class P2	259,396,057	40,664,710	(5,183,840)	6,770,778	301,647,705	1,808,644	(148,610)	-
Voya U.S. Stock Index Portfolio - Class P2	266,800,205	38,111,960	(18,019,458)	34,461,849	321,354,556	-	1,469,215	-
	$733,097,191	$90,599,156	$(51,475,856)	$63,292,010	$835,512,501	$1,808,644	$2,373,742	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	85	06/28/19	$18,112,969	$68,897
			$18,112,969	$68,897
Short Contracts:
Mini MSCI EAFE Index	(198)	06/21/19	(18,477,360)	(227,086)
			$(18,477,360)	$(227,086)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $935,860,128.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$26,626,242
Gross Unrealized Depreciation	(9,794,832)

Net Unrealized Appreciation	$16,831,410

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.2%
383,226	Invesco Senior Loan ETF	8,676,237	1.8
158,092	iShares 1-3 Year Treasury Bond ETF	13,298,699	2.8
37,468	Vanguard Global ex-U.S. Real Estate ETF	2,231,969	0.4
65,167	Vanguard Real Estate ETF	5,663,664	1.2

	Total Exchange-Traded Funds
	(Cost $29,454,348)	29,870,569	6.2

MUTUAL FUNDS: 93.5%
	Affiliated Investment Companies: 93.5%
1,964,009	Voya Emerging Markets Index Portfolio - Class P2	23,155,669	4.8
9,066,477	Voya International Index Portfolio - Class P2	90,483,441	18.9
948,365	Voya Russell Mid Cap Index Portfolio - Class P2	14,377,214	3.0
637,497	Voya Russell Small Cap Index Portfolio - Class P2	9,543,335	2.0
11,327,927	Voya U.S. Bond Index Portfolio - Class P2	119,509,633	24.9
12,118,270	Voya U.S. Stock Index Portfolio - Class P2	191,711,034	39.9

	Total Mutual Funds
	(Cost $441,060,424)	448,780,326	93.5

	Total Investments in Securities (Cost $470,514,772)	$478,650,895	99.7
	Assets in Excess of Other Liabilities	1,224,368	0.3
	Net Assets	$479,875,263	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,870,569	$–	$–	$29,870,569
Mutual Funds	448,780,326	–	–	448,780,326
Total Investments, at fair value	$478,650,895	$–	$–	$478,650,895
Other Financial Instruments+
Futures	33,233	–	–	33,233
Total Assets	$478,684,128	$–	$–	$478,684,128
Liabilities Table
Other Financial Instruments+
Futures	$(107,809)	$–	$–	$(107,809)

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Total Liabilities	$(107,809)	$–	$–	$(107,809)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$27,306,369	$3,506,337	$(9,909,428)	$2,252,391	$23,155,669	$-	$406,641	$-
Voya International Index Portfolio - Class P2	74,232,389	10,661,362	(1,967,744)	7,557,434	90,483,441	-	206,262	-
Voya Russell Mid Cap Index Portfolio - Class P2	15,696,720	1,739,766	(5,765,487)	2,706,215	14,377,214	-	(237,706)	-
Voya Russell Small Cap Index Portfolio - Class P2	7,834,469	1,017,015	(463,459)	1,155,310	9,543,335	-	2,647	-
Voya U.S. Bond Index Portfolio - Class P2	93,800,772	25,292,318	(2,181,460)	2,598,003	119,509,633	685,758	(54,086)	-
Voya U.S. Stock Index Portfolio - Class P2	143,466,463	36,043,926	(7,729,831)	19,930,476	191,711,034	-	79,736	-
	$362,337,182	$78,260,724	$(28,017,409)	$36,199,829	$448,780,326	$685,758	$403,494	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	41	06/28/19	$8,736,844	$33,233
			$8,736,844	$33,233
Short Contracts:
Mini MSCI EAFE Index	(94)	06/21/19	(8,772,080)	(107,809)
			$(8,772,080)	$(107,809)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $472,025,354.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,997,375
Gross Unrealized Depreciation	(2,446,410)

Net Unrealized Appreciation	$6,550,965

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
742,427	Invesco Senior Loan ETF	16,808,547	1.9
305,441	iShares 1-3 Year Treasury Bond ETF	25,693,697	2.9
72,588	Vanguard Global ex-U.S. Real Estate ETF	4,324,067	0.5
151,498	Vanguard Real Estate ETF	13,166,691	1.5

	Total Exchange-Traded Funds
	(Cost $59,308,560)	59,993,002	6.8

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
4,362,512	Voya Emerging Markets Index Portfolio - Class P2	51,434,014	5.8
18,532,643	Voya International Index Portfolio - Class P2	184,955,778	20.7
2,339,165	Voya Russell Mid Cap Index Portfolio - Class P2	35,461,742	4.0
1,181,323	Voya Russell Small Cap Index Portfolio - Class P2	17,684,404	2.0
13,425,983	Voya U.S. Bond Index Portfolio - Class P2	141,644,116	15.9
25,106,741	Voya U.S. Stock Index Portfolio - Class P2	397,188,641	44.6

	Total Mutual Funds
	(Cost $795,456,283)	828,368,695	93.0

	Total Investments in Securities (Cost $854,764,843)	$888,361,697	99.8
	Assets in Excess of Other Liabilities	2,137,739	0.2
	Net Assets	$890,499,436	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$59,993,002	$–	$–	$59,993,002
Mutual Funds	828,368,695	–	–	828,368,695
Total Investments, at fair value	$888,361,697	$–	$–	$888,361,697
Other Financial Instruments+
Futures	64,034	–	–	64,034
Total Assets	$888,425,731	$–	$–	$888,425,731
Liabilities Table
Other Financial Instruments+
Futures	$(208,736)	$–	$–	$(208,736)

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Total Liabilities	$(208,736)	$–	$–	$(208,736)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$60,756,882	$4,470,332	$(17,821,548)	$4,028,348	$51,434,014	$-	$1,856,774	$-
Voya International Index Portfolio - Class P2	159,717,275	12,594,765	(3,860,304)	16,504,042	184,955,778	-	(18,871)	-
Voya Russell Mid Cap Index Portfolio - Class P2	38,202,531	2,294,917	(11,132,345)	6,096,639	35,461,742	-	(77,861)	-
Voya Russell Small Cap Index Portfolio - Class P2	15,253,590	1,012,486	(853,946)	2,272,274	17,684,404	-	(32,251)	-
Voya U.S. Bond Index Portfolio - Class P2	114,047,195	27,464,018	(2,955,947)	3,088,850	141,644,116	829,472	(22,461)	-
Voya U.S. Stock Index Portfolio - Class P2	318,106,836	52,569,974	(15,264,194)	41,776,025	397,188,641	-	1,764,608	-
	$706,084,309	$100,406,492	$(51,888,284)	$73,766,178	$828,368,695	$829,472	$3,469,938	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	79	06/28/19	$16,834,406	$64,034
			$16,834,406	$64,034
Short Contracts:
Mini MSCI EAFE Index	(182)	06/21/19	(16,984,240)	(208,736)
			$(16,984,240)	$(208,736)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $860,207,177.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,198,813
Gross Unrealized Depreciation	(6,188,995)

Net Unrealized Appreciation	$28,009,818

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
137,672	Invesco Senior Loan ETF	3,116,894	0.9
117,433	iShares 1-3 Year Treasury Bond ETF	9,878,464	2.8
26,921	Vanguard Global ex-U.S. Real Estate ETF	1,603,684	0.5
65,550	Vanguard Real Estate ETF	5,696,950	1.6

	Total Exchange-Traded Funds
	(Cost $19,878,528)	20,295,992	5.8

MUTUAL FUNDS: 93.9%
	Affiliated Investment Companies: 93.9%
1,852,419	Voya Emerging Markets Index Portfolio - Class P2	21,840,021	6.3
7,951,403	Voya International Index Portfolio - Class P2	79,355,003	22.7
1,150,109	Voya Russell Mid Cap Index Portfolio - Class P2	17,435,660	5.0
692,527	Voya Russell Small Cap Index Portfolio - Class P2	10,367,135	3.0
3,627,429	Voya U.S. Bond Index Portfolio - Class P2	38,269,371	11.0
10,131,819	Voya U.S. Stock Index Portfolio - Class P2	160,285,381	45.9

	Total Mutual Funds
	(Cost $322,432,307)	327,552,571	93.9

	Total Investments in Securities (Cost $342,310,835)	$347,848,563	99.7
	Assets in Excess of Other Liabilities	885,142	0.3
	Net Assets	$348,733,705	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$20,295,992	$–	$–	$20,295,992
Mutual Funds	327,552,571	–	–	327,552,571
Total Investments, at fair value	$347,848,563	$–	$–	$347,848,563
Other Financial Instruments+
Futures	23,506	–	–	23,506
Total Assets	$347,872,069	$–	$–	$347,872,069
Liabilities Table
Other Financial Instruments+
Futures	$(77,989)	$–	$–	$(77,989)

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Total Liabilities	$(77,989)	$–	$–	$(77,989)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$22,829,012	$4,038,747	$(6,993,652)	$1,965,914	$21,840,021	$-	$316,650	$-
Voya International Index Portfolio - Class P2	61,869,390	11,366,649	(430,283)	6,549,247	79,355,003	-	51,582	-
Voya Russell Mid Cap Index Portfolio - Class P2	16,212,166	2,524,067	(4,088,227)	2,787,654	17,435,660	-	(128,525)	-
Voya Russell Small Cap Index Portfolio - Class P2	8,091,573	1,380,668	(309,344)	1,204,238	10,367,135	-	3,879	-
Voya U.S. Bond Index Portfolio - Class P2	26,922,761	11,224,766	(694,433)	816,277	38,269,371	213,112	(4,436)	-
Voya U.S. Stock Index Portfolio - Class P2	116,640,661	32,619,697	(5,460,995)	16,486,018	160,285,381	-	90,168	-
	$252,565,563	$63,154,594	$(17,976,934)	$29,809,348	$327,552,571	$213,112	$329,318	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	29	06/28/19	$6,179,719	$23,506
			$6,179,719	$23,506
Short Contracts:
Mini MSCI EAFE Index	(68)	06/21/19	(6,345,760)	(77,989)
			$(6,345,760)	$(77,989)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $342,919,900.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,228,413
Gross Unrealized Depreciation	(1,354,233)

Net Unrealized Appreciation	$4,874,180

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.8%
118,587	iShares 1-3 Year Treasury Bond ETF	9,975,538	1.6
49,416	Vanguard Global ex-U.S. Real Estate ETF	2,943,711	0.5
120,326	Vanguard Real Estate ETF	10,457,533	1.7

	Total Exchange-Traded Funds
	(Cost $22,717,507)	23,376,782	3.8

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
3,565,682	Voya Emerging Markets Index Portfolio - Class P2	42,039,391	6.9
14,512,820	Voya International Index Portfolio - Class P2	144,837,946	23.7
2,422,339	Voya Russell Mid Cap Index Portfolio - Class P2	36,722,660	6.0
1,213,827	Voya Russell Small Cap Index Portfolio - Class P2	18,170,992	3.0
4,189,538	Voya U.S. Bond Index Portfolio - Class P2	44,199,621	7.2
19,060,759	Voya U.S. Stock Index Portfolio - Class P2	301,541,203	49.2

	Total Mutual Funds
	(Cost $566,755,092)	587,511,813	96.0

	Total Investments in Securities (Cost $589,472,599)	$610,888,595	99.8
	Assets in Excess of Other Liabilities	1,424,699	0.2
	Net Assets	$612,313,294	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,376,782	$–	$–	$23,376,782
Mutual Funds	587,511,813	–	–	587,511,813
Total Investments, at fair value	$610,888,595	$–	$–	$610,888,595
Other Financial Instruments+
Futures	43,770	–	–	43,770
Total Assets	$610,932,365	$–	$–	$610,932,365
Liabilities Table
Other Financial Instruments+
Futures	$(142,216)	$–	$–	$(142,216)
Total Liabilities	$(142,216)	$–	$–	$(142,216)

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$51,272,059	$4,749,681	$(16,948,519)	$2,966,170	$42,039,391	$-	$1,950,680	$-
Voya International Index Portfolio - Class P2	123,237,857	10,017,083	(1,183,468)	12,766,474	144,837,946	-	(32,719)	-
Voya Russell Mid Cap Index Portfolio - Class P2	36,109,754	2,468,564	(7,725,539)	5,869,881	36,722,660	-	(51,554)	-
Voya Russell Small Cap Index Portfolio - Class P2	15,447,643	1,051,229	(632,860)	2,304,980	18,170,992	-	(35,089)	-
Voya U.S. Bond Index Portfolio - Class P2	32,090,802	12,144,217	(978,369)	942,971	44,199,621	248,365	(9,841)	-
Voya U.S. Stock Index Portfolio - Class P2	235,762,965	43,583,400	(9,069,536)	31,264,374	301,541,203	-	1,200,216	-
	$493,921,080	$74,014,174	$(36,538,291)	$56,114,850	$587,511,813	$248,365	$3,021,693	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	54	06/28/19	$11,507,062	$43,770
			$11,507,062	$43,770
Short Contracts:
Mini MSCI EAFE Index	(124)	06/21/19	(11,571,680)	(142,216)
			$(11,571,680)	$(142,216)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $591,932,611.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$22,304,469
Gross Unrealized Depreciation	(3,446,931)

Net Unrealized Appreciation	$18,857,538

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.1%
17,583	Vanguard Global ex-U.S. Real Estate ETF	1,047,419	0.5
42,814	Vanguard Real Estate ETF	3,720,965	1.6

	Total Exchange-Traded Funds
	(Cost $4,526,080)	4,768,384	2.1

MUTUAL FUNDS: 97.7%
	Affiliated Investment Companies: 97.7%
1,427,686	Voya Emerging Markets Index Portfolio - Class P2	16,832,417	7.3
5,676,686	Voya International Index Portfolio - Class P2	56,653,329	24.7
907,965	Voya Russell Mid Cap Index Portfolio - Class P2	13,764,750	6.0
454,980	Voya Russell Small Cap Index Portfolio - Class P2	6,811,048	3.0
1,528,151	Voya U.S. Bond Index Portfolio - Class P2	16,121,992	7.0
7,217,426	Voya U.S. Stock Index Portfolio - Class P2	114,179,675	49.7

	Total Mutual Funds
	(Cost $221,533,239)	224,363,211	97.7

	Total Investments in Securities (Cost $226,059,319)	$229,131,595	99.8
	Assets in Excess of Other Liabilities	553,710	0.2
	Net Assets	$229,685,305	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,768,384	$–	$–	$4,768,384
Mutual Funds	224,363,211	–	–	224,363,211
Total Investments, at fair value	$229,131,595	$–	$–	$229,131,595
Other Financial Instruments+
Futures	15,401	–	–	15,401
Total Assets	$229,146,996	$–	$–	$229,146,996
Liabilities Table
Other Financial Instruments+
Futures	$(50,464)	$–	$–	$(50,464)
Total Liabilities	$(50,464)	$–	$–	$(50,464)

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$18,395,359	$3,637,302	$(7,060,031)	$1,859,787	$16,832,417	$-	$(47,067)	$-
Voya International Index Portfolio - Class P2	43,870,476	8,736,777	(580,749)	4,626,825	56,653,329	-	51,225	-
Voya Russell Mid Cap Index Portfolio - Class P2	12,338,150	2,094,367	(2,780,919)	2,113,152	13,764,750	-	(72,074)	-
Voya Russell Small Cap Index Portfolio - Class P2	5,278,303	968,071	(227,920)	792,594	6,811,048	-	(1,994)	-
Voya U.S. Bond Index Portfolio - Class P2	10,526,026	5,423,340	(158,730)	331,356	16,121,992	85,818	(3,928)	-
Voya U.S. Stock Index Portfolio - Class P2	81,467,984	25,176,679	(4,073,791)	11,608,803	114,179,675	-	34,147	-
	$171,876,298	$46,036,536	$(14,882,140)	$21,332,517	$224,363,211	$85,818	$(39,691)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	19	06/28/19	$4,048,781	$15,401
			$4,048,781	$15,401
Short Contracts:
Mini MSCI EAFE Index	(44)	06/21/19	(4,106,080)	(50,464)
			$(4,106,080)	$(50,464)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $226,339,796.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,702,972
Gross Unrealized Depreciation	(946,236)

Net Unrealized Appreciation	$2,756,736

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.2%
20,632	Vanguard Global ex-U.S. Real Estate ETF	1,229,048	0.5
50,239	Vanguard Real Estate ETF	4,366,272	1.7

	Total Exchange-Traded Funds
	(Cost $5,336,380)	5,595,320	2.2

MUTUAL FUNDS: 97.6%
	Affiliated Investment Companies: 97.6%
1,627,212	Voya Emerging Markets Index Portfolio - Class P2	19,184,833	7.3
6,464,081	Voya International Index Portfolio - Class P2	64,511,530	24.6
1,034,845	Voya Russell Mid Cap Index Portfolio - Class P2	15,688,257	6.0
518,645	Voya Russell Small Cap Index Portfolio - Class P2	7,764,110	3.0
1,742,459	Voya U.S. Bond Index Portfolio - Class P2	18,382,945	7.0
8,218,704	Voya U.S. Stock Index Portfolio - Class P2	130,019,899	49.7

	Total Mutual Funds
	(Cost $248,265,932)	255,551,574	97.6

	Total Investments in Securities (Cost $253,602,312)	$261,146,894	99.8
	Assets in Excess of Other Liabilities	597,256	0.2
	Net Assets	$261,744,150	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,595,320	$–	$–	$5,595,320
Mutual Funds	255,551,574	–	–	255,551,574
Total Investments, at fair value	$261,146,894	$–	$–	$261,146,894
Other Financial Instruments+
Futures	17,832	–	–	17,832
Total Assets	$261,164,726	$–	$–	$261,164,726
Liabilities Table
Other Financial Instruments+
Futures	$(59,639)	$–	$–	$(59,639)
Total Liabilities	$(59,639)	$–	$–	$(59,639)

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$22,172,027	$3,003,210	$(7,439,342)	$1,448,938	$19,184,833	$-	$698,547	$-
Voya International Index Portfolio - Class P2	52,872,713	7,058,995	(943,863)	5,523,685	64,511,530	-	(6,866)	-
Voya Russell Mid Cap Index Portfolio - Class P2	14,871,873	1,614,222	(3,423,504)	2,625,666	15,688,257	-	(216,066)	-
Voya Russell Small Cap Index Portfolio - Class P2	6,362,160	754,211	(308,205)	955,944	7,764,110	-	(15,627)	-
Voya U.S. Bond Index Portfolio - Class P2	12,687,324	5,573,514	(259,446)	381,553	18,382,945	99,965	(3,373)	-
Voya U.S. Stock Index Portfolio - Class P2	98,184,009	23,236,444	(4,724,618)	13,324,064	130,019,899	-	355,532	-
	$207,150,106	$41,240,596	$(17,098,978)	$24,259,850	$255,551,574	$99,965	$812,147	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	22	06/28/19	$4,688,062	$17,832
			$4,688,062	$17,832
Short Contracts:
Mini MSCI EAFE Index	(52)	06/21/19	(4,852,640)	(59,639)
			$(4,852,640)	$(59,639)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $255,142,525.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,959,013
Gross Unrealized Depreciation	(1,996,451)

Net Unrealized Appreciation	$5,962,562

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
14,249	iShares 1-3 Year Treasury Bond ETF	1,198,626	1.9
7,815	Vanguard Global ex-U.S. Real Estate ETF	465,539	0.7
14,249	Vanguard Real Estate ETF	1,238,381	1.9

	Total Exchange-Traded Funds
	(Cost $2,810,309)	2,902,546	4.5

MUTUAL FUNDS: 95.4%
	Affiliated Investment Companies: 95.4%
400,104	Voya Emerging Markets Index Portfolio - Class P2	4,717,231	7.4
1,463,440	Voya International Index Portfolio - Class P2	14,605,135	22.9
251,113	Voya Russell Mid Cap Index Portfolio - Class P2	3,806,871	6.0
123,386	Voya Russell Small Cap Index Portfolio - Class P2	1,847,093	2.9
432,846	Voya U.S. Bond Index Portfolio - Class P2	4,566,527	7.2
1,976,636	Voya U.S. Stock Index Portfolio - Class P2	31,270,385	49.0

	Total Mutual Funds
	(Cost $60,384,724)	60,813,242	95.4

	Total Investments in Securities (Cost $63,195,033)	$63,715,788	99.9
	Assets in Excess of Other Liabilities	43,818	0.1
	Net Assets	$63,759,606	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,902,546	$–	$–	$2,902,546
Mutual Funds	60,813,242	–	–	60,813,242
Total Investments, at fair value	$63,715,788	$–	$–	$63,715,788

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$3,397,583	$1,044,813	$(89,207)	$364,042	$4,717,231	$-	$(9,274)	$-
Voya International Index Portfolio - Class P2	10,889,850	3,151,390	(625,930)	1,189,825	14,605,135	-	(22,254)	-
Voya Russell Mid Cap Index Portfolio - Class P2	2,734,377	752,089	(172,605)	493,010	3,806,871	-	(11,047)	-
Voya Russell Small Cap Index Portfolio - Class P2	1,364,796	376,044	(100,157)	206,410	1,847,093	-	2,188	-
Voya U.S. Bond Index Portfolio - Class P2	2,274,908	2,238,932	(36,371)	89,058	4,566,527	22,388	(379)	-
Voya U.S. Stock Index Portfolio - Class P2	22,453,240	7,251,130	(1,684,236)	3,250,251	31,270,385	-	6,757	-
	$43,114,754	$14,814,398	$(2,708,506)	$5,592,596	$60,813,242	$22,388	$(34,009)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $63,446,317.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$885,264
Gross Unrealized Depreciation	(615,793)

Net Unrealized Appreciation	$269,471

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
3,950	iShares 1-3 Year Treasury Bond ETF	332,274	1.9
4,178	iShares Russell 1000 Value ETF	515,941	2.8
1,440	Vanguard Global ex-U.S. Real Estate ETF	85,781	0.5
3,006	Vanguard Real Estate ETF	261,251	1.5

	Total Exchange-Traded Funds
	(Cost $1,150,796)	1,195,247	6.7

MUTUAL FUNDS: 93.2%
	Affiliated Investment Companies: 93.2%
14,824	Voya Emerging Markets Index Portfolio - Class I	173,437	1.0
48,645	Voya Index Plus LargeCap Portfolio - Class I	1,358,182	7.6
53,343	Voya Intermediate Bond Fund - Class R6	534,493	3.0
80,921	Voya International Index Portfolio - Class I	802,739	4.5
37,077	Voya Large Cap Value Fund - Class R6	455,674	2.5
23,202	Voya Large-Cap Growth Fund - Class R6	1,009,304	5.6
58,090	Voya MidCap Opportunities Portfolio - Class I	812,675	4.5
89,382	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,064,545	5.9
146,780	Voya Multi-Manager International Equity Fund - Class I	1,608,713	9.1
103,118	Voya Multi-Manager International Factors Fund - Class I	963,121	5.4
127,657	Voya Multi-Manager Mid Cap Value Fund - Class I	1,240,822	6.9
13,086	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	464,565	2.6
68,973	Voya Small Company Portfolio - Class I	1,243,583	6.9
34,053	Voya U.S. Bond Index Portfolio - Class I	359,257	2.0
38,798	Voya U.S. High Dividend Low Volatility Fund - Class I	450,057	2.5
93,446	Voya U.S. Stock Index Portfolio - Class I	1,474,573	8.2
67,551	VY® Invesco Comstock Portfolio - Class I	1,324,680	7.4
15,107	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,366,719	7.6

	Total Mutual Funds
	(Cost $17,139,584)	16,707,139	93.2

	Total Investments in Securities (Cost $18,290,380)	$17,902,386	99.9
	Assets in Excess of Other Liabilities	21,045	0.1
	Net Assets	$17,923,431	100.0

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,195,247	$–	$–	$1,195,247
Mutual Funds	16,707,139	–	–	16,707,139
Total Investments, at fair value	$17,902,386	$–	$–	$17,902,386

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$144,370	$17,629	$(2,546)	$13,984	$173,437	$-	$189	$-
Voya Index Plus LargeCap Portfolio - Class I	1,092,846	135,424	(21,188)	151,100	1,358,182	-	1,120	-
Voya Intermediate Bond Fund - Class R6	146,293	404,587	(25,946)	9,559	534,493	2,335	(66)	-
Voya International Index Portfolio - Class I	797,012	108,796	(201,618)	98,549	802,739	-	(23,736)	-
Voya Large Cap Value Fund - Class R6	365,899	96,728	(57,660)	50,707	455,674	-	(7,323)	-
Voya Large-Cap Growth Fund - Class R6	801,846	97,845	(18,220)	127,833	1,009,304	-	(1,861)	-
Voya MidCap Opportunities Portfolio - Class I	657,178	79,141	(24,050)	100,406	812,675	-	1,492	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	871,152	114,365	(36,162)	115,190	1,064,545	-	(4,435)	-
Voya Multi-Manager International Equity Fund - Class I	1,306,114	170,896	(27,403)	159,106	1,608,713	-	(633)	-
Voya Multi-Manager International Factors Fund - Class I	796,941	103,479	(16,125)	78,826	963,121	-	233	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,018,729	123,108	(63,513)	162,498	1,240,822	-	(9,799)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	364,843	43,967	(15,000)	70,755	464,565	-	2,942	-
Voya Small Company Portfolio - Class I	1,019,831	123,108	(65,408)	166,052	1,243,583	-	(15,003)	-
Voya U.S. Bond Index Portfolio - Class I	289,975	70,298	(8,583)	7,567	359,257	-	237	-
Voya U.S. High Dividend Low Volatility Fund - Class I	364,035	48,998	(7,385)	44,409	450,057	-	51	-
Voya U.S. Stock Index Portfolio - Class I	1,110,696	433,858	(231,706)	161,725	1,474,573	-	(13,034)	-
VY® Invesco Comstock Portfolio - Class I	1,109,150	131,902	(47,870)	131,498	1,324,680	-	3,258	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,093,166	131,902	(39,160)	180,811	1,366,719	-	368	-
	$13,350,076	$2,436,031	$(909,543)	$1,830,575	$16,707,139	$2,335	$(66,000)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $18,660,635.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$179,265
Gross Unrealized Depreciation	(937,514)

Net Unrealized Depreciation	$(758,249)

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.8%
37,786	iShares 1-3 Year Treasury Bond ETF	3,178,559	5.8
17,763	iShares Russell 1000 Value ETF	2,193,553	4.0
4,593	Vanguard Global ex-U.S. Real Estate ETF	273,605	0.5
9,586	Vanguard Real Estate ETF	833,119	1.5

	Total Exchange-Traded Funds
	(Cost $6,259,584)	6,478,836	11.8

MUTUAL FUNDS: 88.1%
	Affiliated Investment Companies: 88.1%
46,606	Voya Emerging Markets Index Portfolio - Class I	545,290	1.0
168,448	Voya Floating Rate Fund - Class I	1,615,418	3.0
649,325	Voya Intermediate Bond Fund - Class R6	6,506,232	11.9
55,111	Voya International Index Portfolio - Class I	546,701	1.0
136,317	Voya Large Cap Value Fund - Class R6	1,675,340	3.1
45,424	Voya Large-Cap Growth Fund - Class R6	1,975,931	3.6
79,414	Voya MidCap Opportunities Portfolio - Class I	1,111,004	2.0
136,532	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,626,098	3.0
225,608	Voya Multi-Manager International Equity Fund - Class I	2,472,664	4.5
230,513	Voya Multi-Manager International Factors Fund - Class I	2,152,994	3.9
112,133	Voya Multi-Manager Mid Cap Value Fund - Class I	1,089,936	2.0
111,116	Voya Short Term Bond Fund - Class R6	1,084,494	2.0
121,204	Voya Small Company Portfolio - Class I	2,185,299	4.0
385,144	Voya U.S. Bond Index Portfolio - Class I	4,063,267	7.4
167,055	Voya U.S. High Dividend Low Volatility Fund - Class I	1,937,842	3.5
230,144	Voya U.S. Stock Index Portfolio - Class I	3,631,676	6.6
241,177	VY® Goldman Sachs Bond Portfolio - Class I	2,438,303	4.5
166,149	VY® Invesco Comstock Portfolio - Class I	3,258,190	5.9
196,742	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,556,004	10.1
30,989	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,803,551	5.1

	Total Mutual Funds
	(Cost $48,675,473)	48,276,234	88.1

	Total Investments in Securities (Cost $54,935,057)	$54,755,070	99.9
	Assets in Excess of Other Liabilities	48,273	0.1
	Net Assets	$54,803,343	100.0

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,478,836	$–	$–	$6,478,836
Mutual Funds	48,276,234	–	–	48,276,234
Total Investments, at fair value	$54,755,070	$–	$–	$54,755,070

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$501,500	$25,064	$(28,155)	$46,881	$545,290	$-	$2,196	$-
Voya Floating Rate Fund - Class I	2,479,223	154,316	(1,098,902)	80,781	1,615,418	29,490	(32,348)	-
Voya Intermediate Bond Fund - Class R6	4,943,107	1,761,355	(357,026)	158,796	6,506,232	47,527	(6,571)	-
Voya International Index Portfolio - Class I	987,233	61,251	(599,211)	97,428	546,701	-	(27,977)	-
Voya Large Cap Value Fund - Class R6	1,468,991	263,599	(254,908)	197,658	1,675,340	-	(34,034)	-
Voya Large-Cap Growth Fund - Class R6	1,744,257	114,299	(161,568)	278,943	1,975,931	-	(19,988)	-
Voya MidCap Opportunities Portfolio - Class I	998,375	65,314	(103,248)	150,563	1,111,004	-	(2,986)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,481,767	105,564	(162,917)	201,684	1,626,098	-	(21,508)	-
Voya Multi-Manager International Equity Fund - Class I	2,232,440	146,957	(157,411)	250,678	2,472,664	-	5,291	-
Voya Multi-Manager International Factors Fund - Class I	1,981,328	130,628	(149,835)	190,873	2,152,994	-	(2,665)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	994,894	65,314	(137,761)	167,489	1,089,936	-	(23,894)	-
Voya Short Term Bond Fund - Class R6	972,495	315,305	(218,043)	14,737	1,084,494	6,069	(2,871)	-
Voya Small Company Portfolio - Class I	1,992,070	130,628	(290,043)	352,644	2,185,299	-	(67,943)	-
Voya U.S. Bond Index Portfolio - Class I	3,717,329	474,046	(228,207)	100,099	4,063,267	15,833	(9,173)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	1,742,179	114,299	(122,003)	203,367	1,937,842	-	(1,086)	-
Voya U.S. Stock Index Portfolio - Class I	3,021,068	1,079,047	(879,105)	410,666	3,631,676	-	(34,299)	-
VY® Goldman Sachs Bond Portfolio - Class I	2,223,660	256,394	(136,357)	94,606	2,438,303	-	(4,937)	-
VY® Invesco Comstock Portfolio - Class I	3,033,155	195,942	(271,470)	300,563	3,258,190	-	54,776	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,086,070	326,570	(441,687)	585,051	5,556,004	-	13,076	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,491,206	163,285	(234,255)	383,315	2,803,551	-	10,494	-
	$44,092,347	$5,949,177	$(6,032,112)	$4,266,822	$48,276,234	$98,919	$(206,447)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $55,979,504.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$836,053
Gross Unrealized Depreciation	(2,060,487)

Net Unrealized Depreciation	$(1,224,434)

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
16,181	iShares 1-3 Year Treasury Bond ETF	1,361,146	7.1
16,809	Schwab U.S. TIPS ETF	924,495	4.9

	Total Exchange-Traded Funds
	(Cost $2,249,099)	2,285,641	12.0

MUTUAL FUNDS: 87.9%
	Affiliated Investment Companies: 87.9%
98,289	Voya Floating Rate Fund - Class I	942,596	5.0
59,038	Voya Global Bond Fund - Class R6	560,272	3.0
274,692	Voya Intermediate Bond Fund - Class R6	2,752,412	14.5
55,471	Voya Large Cap Value Fund - Class R6	681,743	3.6
11,356	Voya Large-Cap Growth Fund - Class R6	493,991	2.6
13,896	Voya MidCap Opportunities Portfolio - Class I	194,403	1.0
24,034	Voya Multi-Manager Emerging Markets Equity Fund - Class I	286,251	1.5
40,340	Voya Multi-Manager International Factors Fund - Class I	376,777	2.0
19,621	Voya Multi-Manager Mid Cap Value Fund - Class I	190,716	1.0
387,931	Voya Short Term Bond Fund - Class R6	3,786,209	19.9
208,953	Voya U.S. Bond Index Portfolio - Class I	2,204,452	11.6
61,892	Voya U.S. Stock Index Portfolio - Class I	976,649	5.1
178,235	VY® Goldman Sachs Bond Portfolio - Class I	1,801,953	9.5
51,317	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,449,204	7.6

	Total Mutual Funds
	(Cost $16,619,825)	16,697,628	87.9

	Total Investments in Securities (Cost $18,868,924)	$18,983,269	99.9
	Assets in Excess of Other Liabilities	22,463	0.1
	Net Assets	$19,005,732	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)(Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,285,641	$–	$–	$2,285,641
Mutual Funds	16,697,628	–	–	16,697,628
Total Investments, at fair value	$18,983,269	$–	$–	$18,983,269

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,200,592	$94,441	$(383,592)	$31,155	$942,596	$14,247	$(7,458)	$-
Voya Global Bond Fund - Class R6	515,446	52,260	(12,831)	5,397	560,272	6,373	112	-
Voya Intermediate Bond Fund - Class R6	2,143,245	606,529	(63,475)	66,113	2,752,412	21,698	(920)	-
Voya International Index Portfolio - Class I	171,329	3,587	(196,413)	21,497	-	-	(14,432)	-
Voya Large Cap Value Fund - Class R6	603,247	47,779	(39,914)	70,631	681,743	-	(4,583)	-
Voya Large-Cap Growth Fund - Class R6	430,970	34,128	(40,547)	69,440	493,991	-	(4,852)	-
Voya MidCap Opportunities Portfolio - Class I	172,651	13,651	(17,277)	25,378	194,403	-	361	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	257,428	20,477	(26,114)	34,460	286,251	-	(2,888)	-
Voya Multi-Manager International Factors Fund - Class I	342,753	27,303	(30,302)	37,023	376,777	-	(4,198)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	172,067	13,651	(25,043)	30,041	190,716	-	(5,021)	-
Voya Short Term Bond Fund - Class R6	3,431,310	431,735	(120,278)	43,442	3,786,209	20,830	(2,055)	-
Voya U.S. Bond Index Portfolio - Class I	1,972,431	253,925	(73,694)	51,790	2,204,452	12,150	(2,510)	-
Voya U.S. Stock Index Portfolio - Class I	525,021	446,338	(68,562)	73,852	976,649	-	(2,790)	-
VY® Goldman Sachs Bond Portfolio - Class I	1,624,256	152,426	(40,945)	66,216	1,801,953	-	41	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,318,352	102,384	(121,206)	149,674	1,449,204	-	6,678	-
	$14,881,098	$2,300,614	$(1,260,193)	$776,109	$16,697,628	$75,298	$(44,515)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $19,215,137.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$234,476
Gross Unrealized Depreciation	(466,344)

Net Unrealized Depreciation	$(231,868)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.5%
125,709	iShares 1-3 Year Treasury Bond ETF	10,574,641	3.0
456,926	Schwab U.S. TIPS ETF	25,130,930	7.2
15,265	Vanguard Global ex-U.S. Real Estate ETF	909,336	0.3
42,478	Vanguard Real Estate ETF	3,691,763	1.0

	Total Exchange-Traded Funds
	(Cost $39,302,514)	40,306,670	11.5

MUTUAL FUNDS: 88.2%
	Affiliated Investment Companies: 88.2%
1,080,804	Voya Floating Rate Fund - Class I	10,364,907	3.0
1,080,320	Voya Global Bond Fund - Class R6	10,252,238	2.9
4,521,020	Voya Intermediate Bond Fund - Class R6	45,300,618	12.9
702,681	Voya International Index Portfolio - Class I	6,970,598	2.0
1,162,020	Voya Large Cap Value Fund - Class R6	14,281,225	4.1
333,161	Voya Large-Cap Growth Fund - Class R6	14,492,495	4.1
124,971	Voya MidCap Opportunities Portfolio - Class I	1,748,341	0.5
880,365	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,485,144	3.0
1,846,246	Voya Multi-Manager International Factors Fund - Class I	17,243,934	4.9
178,612	Voya Multi-Manager Mid Cap Value Fund - Class I	1,736,105	0.5
3,481,383	Voya Short Term Bond Fund - Class R6	33,978,294	9.7
4,696,624	Voya U.S. Bond Index Portfolio - Class I	49,549,381	14.2
1,071,852	Voya U.S. High Dividend Low Volatility Fund - Class I	12,433,487	3.6
483,216	Voya U.S. Stock Index Portfolio - Class I	7,625,152	2.2
3,605,246	VY® Goldman Sachs Bond Portfolio - Class I	36,449,042	10.4
1,266,902	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,777,318	10.2

	Total Mutual Funds
	(Cost $307,694,859)	308,688,279	88.2

	Total Investments in Securities (Cost $346,997,373)	$348,994,949	99.7
	Assets in Excess of Other Liabilities	1,089,891	0.3
	Net Assets	$350,084,840	100.0

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$40,306,670	$–	$–	$40,306,670
Mutual Funds	308,688,279	–	–	308,688,279
Total Investments, at fair value	$348,994,949	$–	$–	$348,994,949
Other Financial Instruments+
Futures	90,009	–	–	90,009
Total Assets	$349,084,958	$–	$–	$349,084,958
Liabilities Table
Other Financial Instruments+
Futures	$(103,010)	$–	$–	$(103,010)
Total Liabilities	$(103,010)	$–	$–	$(103,010)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$17,364,349	$204,316	$(7,986,587)	$782,829	$10,364,907	$175,100	$(444,303)	$-
Voya Global Bond Fund - Class R6	10,436,997	307,595	(582,673)	90,319	10,252,238	121,518	17,768	-
Voya Intermediate Bond Fund - Class R6	41,653,488	5,026,074	(2,579,357)	1,200,413	45,300,618	380,170	(62,104)	-
Voya International Index Portfolio - Class I	6,934,165	13,801	(691,310)	713,942	6,970,598	-	(45,438)	-
Voya Large Cap Value Fund - Class R6	13,956,462	23,992	(1,125,888)	1,426,659	14,281,225	-	32,234	-
Voya Large-Cap Growth Fund - Class R6	13,958,905	23,992	(1,712,097)	2,221,695	14,492,495	-	(227,032)	-
Voya MidCap Opportunities Portfolio - Class I	3,495,513	3,611	(1,971,708)	220,925	1,748,341	-	234,213	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,422,802	17,994	(1,131,831)	1,176,179	10,485,144	-	52,095	-
Voya Multi-Manager International Factors Fund - Class I	17,346,411	104,990	(1,791,445)	1,583,978	17,243,934	-	26,983	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,483,914	3,611	(2,328,373)	576,953	1,736,105	-	(113,307)	-
Voya Short Term Bond Fund - Class R6	34,725,373	1,335,293	(2,552,711)	470,339	33,978,294	196,646	(83,113)	-
Voya U.S. Bond Index Portfolio - Class I	50,293,766	2,425,129	(4,408,561)	1,239,047	49,549,381	287,716	(105,406)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	12,200,015	20,993	(1,181,621)	1,394,100	12,433,487	-	(21,448)	-
Voya U.S. Stock Index Portfolio - Class I	3,519,805	5,239,308	(1,646,942)	512,981	7,625,152	-	(118,773)	-
VY® Goldman Sachs Bond Portfolio - Class I	36,341,907	820,622	(2,186,078)	1,472,591	36,449,042	-	(84,537)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,589,968	59,980	(4,118,559)	4,245,929	35,777,318	-	(234,056)	-
	$311,723,840	$15,631,301	$(37,995,741)	$19,328,879	$308,688,279	$1,161,150	$(1,176,224)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	26	06/21/19	$3,689,140	$63,261
U.S. Treasury 2-Year Note	33	06/28/19	7,032,094	26,748
			$10,721,234	$90,009
Short Contracts:
Mini MSCI EAFE Index	(77)	06/21/19	(7,185,640)	(88,311)
Mini MSCI Emerging Markets Index	(66)	06/21/19	(3,489,420)	(14,699)
			$(10,675,060)	$(103,010)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $353,622,828.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,056,101
Gross Unrealized Depreciation	(9,696,981)

Net Unrealized Depreciation	$(4,640,880)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
213,347	iShares 1-3 Year Treasury Bond ETF	17,946,750	3.0
250,200	iShares Russell 1000 Value ETF	30,897,198	5.1
51,756	Vanguard Global ex-U.S. Real Estate ETF	3,083,105	0.5
108,021	Vanguard Real Estate ETF	9,388,105	1.5

	Total Exchange-Traded Funds
	(Cost $57,938,365)	61,315,158	10.1

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
1,511,146	Voya Emerging Markets Index Portfolio - Class I	17,680,404	2.9
1,853,915	Voya Floating Rate Fund - Class I	17,779,041	2.9
934,110	Voya Index Plus LargeCap Portfolio - Class I	26,080,341	4.3
4,047,857	Voya Intermediate Bond Fund - Class R6	40,559,527	6.7
3,024,081	Voya International Index Portfolio - Class I	29,998,888	4.9
1,445,225	Voya Large Cap Value Fund - Class R6	17,761,821	2.9
500,379	Voya Large-Cap Growth Fund - Class R6	21,766,480	3.6
1,729,608	Voya MidCap Opportunities Portfolio - Class I	24,197,212	4.0
3,023,240	Voya Multi-Manager Emerging Markets Equity Fund - Class I	36,006,789	5.9
3,864,815	Voya Multi-Manager International Equity Fund - Class I	42,358,368	7.0
3,171,645	Voya Multi-Manager International Factors Fund - Class I	29,623,164	4.9
2,470,070	Voya Multi-Manager Mid Cap Value Fund - Class I	24,009,083	3.9
2,003,513	Voya Small Company Portfolio - Class I	36,123,346	5.9
1,107,601	Voya U.S. Bond Index Portfolio - Class I	11,685,187	1.9
1,051,578	Voya U.S. High Dividend Low Volatility Fund - Class I	12,198,307	2.0
1,335,086	Voya U.S. Stock Index Portfolio - Class I	21,067,657	3.5
2,287,421	VY® Invesco Comstock Portfolio - Class I	44,856,320	7.4
1,737,582	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	49,069,305	8.1
443,660	VY® T. Rowe Price Growth Equity Portfolio - Class I	40,137,953	6.6

	Total Mutual Funds
	(Cost $545,197,905)	542,959,193	89.3

	Total Investments in Securities (Cost $603,136,270)	$604,274,351	99.4
	Assets in Excess of Other Liabilities	3,441,938	0.6
	Net Assets	$607,716,289	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$61,315,158	$–	$–	$61,315,158
Mutual Funds	542,959,193	–	–	542,959,193
Total Investments, at fair value	$604,274,351	$–	$–	$604,274,351
Other Financial Instruments+
Futures	368,993	–	–	368,993
Total Assets	$604,643,344	$–	$–	$604,643,344
Liabilities Table
Other Financial Instruments+
Futures	$(224,374)	$–	$–	$(224,374)
Total Liabilities	$(224,374)	$–	$–	$(224,374)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,701,089	$36,461	$(640,826)	$1,583,680	$17,680,404	$-	$34,452	$-
Voya Floating Rate Fund - Class I	27,880,641	442,572	(11,405,207)	861,035	17,779,041	347,653	(311,926)	-
Voya Index Plus LargeCap Portfolio - Class I	23,805,927	51,653	(764,421)	2,987,182	26,080,341	-	149,556	-
Voya Intermediate Bond Fund - Class R6	32,059,541	8,917,283	(1,389,339)	972,042	40,559,527	390,499	(15,582)	-
Voya International Index Portfolio - Class I	27,852,771	391,845	(1,048,164)	2,802,436	29,998,888	-	(12,508)	-
Voya Large Cap Value Fund - Class R6	16,877,417	578,594	(1,692,393)	1,998,203	17,761,821	-	(199,557)	-
Voya Large-Cap Growth Fund - Class R6	19,615,183	42,537	(892,515)	3,001,275	21,766,480	-	(110,021)	-
Voya MidCap Opportunities Portfolio - Class I	25,262,930	49,164	(4,586,608)	3,471,726	24,197,212	-	162,483	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,468,184	72,921	(1,142,388)	3,608,072	36,006,789	-	416,079	-
Voya Multi-Manager International Equity Fund - Class I	39,052,256	485,075	(1,786,737)	4,607,774	42,358,368	-	(117,837)	-
Voya Multi-Manager International Factors Fund - Class I	27,851,401	385,768	(1,389,787)	2,775,782	29,623,164	-	(119,435)
Voya Multi-Manager Mid Cap Value Fund - Class I	25,175,944	49,164	(5,849,080)	4,633,055	24,009,083	-	(1,051,189)	-
Voya Small Company Portfolio - Class I	33,602,865	72,921	(2,534,999)	4,982,559	36,123,346	-	(177,945)
Voya U.S. Bond Index Portfolio - Class I	11,147,844	929,296	(638,996)	247,043	11,685,187	41,359	16,476	-
Voya U.S. High Dividend Low Volatility Fund - Class I	11,195,298	80,995	(376,041)	1,298,055	12,198,307	-	(2,832)	-
Voya U.S. Stock Index Portfolio - Class I	17,079,999	9,095,696	(7,598,257)	2,490,219	21,067,657	-	(552,851)	-
VY® Invesco Comstock Portfolio - Class I	42,637,710	91,152	(2,486,110)	4,613,568	44,856,320	-	360,545	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	45,745,861	97,228	(2,133,319)	5,359,535	49,069,305	-	(22,940)
VY® T. Rowe Price Growth Equity Portfolio - Class I	36,419,761	78,998	(1,896,251)	5,535,445	40,137,953	-	176,657	-
	$513,432,622	$21,949,323	$(50,251,438)	$57,828,686	$542,959,193	$779,511	$(1,378,375)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	133	06/21/19	$18,871,370	$323,602
U.S. Treasury 2-Year Note	56	06/28/19	11,933,250	45,391
			$30,804,620	$368,993
Short Contracts:
Mini MSCI EAFE Index	(130)	06/21/19	(12,131,600)	(149,097)
Mini MSCI Emerging Markets Index	(338)	06/21/19	(17,870,060)	(75,277)
			$(30,001,660)	$(224,374)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $612,354,863.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$15,032,907
Gross Unrealized Depreciation	(22,968,800)

Net Unrealized Depreciation	$(7,935,893)

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.9%
25,241	iShares 1-3 Year Treasury Bond ETF	2,123,273	6.8
22,467	Schwab U.S. TIPS ETF	1,235,685	4.0
2,627	Vanguard Global ex-U.S. Real Estate ETF	156,490	0.5
5,483	Vanguard Real Estate ETF	476,528	1.6

	Total Exchange-Traded Funds
	(Cost $3,910,046)	3,991,976	12.9

MUTUAL FUNDS: 87.1%
	Affiliated Investment Companies: 87.1%
26,233	Voya Emerging Markets Index Portfolio - Class I	306,928	1.0
160,182	Voya Floating Rate Fund - Class I	1,536,148	4.9
64,139	Voya Global Bond Fund - Class R6	608,682	2.0
401,352	Voya Intermediate Bond Fund - Class R6	4,021,544	12.9
77,526	Voya Large Cap Value Fund - Class R6	952,792	3.1
24,072	Voya Large-Cap Growth Fund - Class R6	1,047,136	3.4
22,662	Voya MidCap Opportunities Portfolio - Class I	317,036	1.0
65,177	Voya Multi-Manager Emerging Markets Equity Fund - Class I	776,252	2.5
57,211	Voya Multi-Manager International Equity Fund - Class I	627,031	2.0
131,497	Voya Multi-Manager International Factors Fund - Class I	1,228,185	4.0
32,003	Voya Multi-Manager Mid Cap Value Fund - Class I	311,071	1.0
250,562	Voya Short Term Bond Fund - Class R6	2,445,489	7.9
34,598	Voya Small Company Portfolio - Class I	623,805	2.0
293,015	Voya U.S. Bond Index Portfolio - Class I	3,091,306	9.9
54,482	Voya U.S. High Dividend Low Volatility Fund - Class I	631,994	2.0
100,252	Voya U.S. Stock Index Portfolio - Class I	1,581,974	5.1
244,609	VY® Goldman Sachs Bond Portfolio - Class I	2,473,000	8.0
67,151	VY® Invesco Comstock Portfolio - Class I	1,316,836	4.2
112,285	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,170,921	10.2

	Total Mutual Funds
	(Cost $27,017,537)	27,068,130	87.1

	Total Investments in Securities (Cost $30,927,583)	$31,060,106	100.0
	Assets in Excess of Other Liabilities	11,698	0.0
	Net Assets	$31,071,804	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,991,976	$–	$–	$3,991,976
Mutual Funds	27,068,130	–	–	27,068,130
Total Investments, at fair value	$31,060,106	$–	$–	$31,060,106

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$284,681	$6,983	$(11,605)	$26,869	$306,928	$-	$873	$-
Voya Floating Rate Fund - Class I	1,979,535	161,627	(658,550)	53,536	1,536,148	23,453	(14,181)	-
Voya Global Bond Fund - Class R6	566,591	63,370	(27,437)	6,158	608,682	6,999	(129)	-
Voya Intermediate Bond Fund - Class R6	3,104,506	999,330	(181,172)	98,880	4,021,544	31,822	(3,670)	-
Voya International Index Portfolio - Class I	281,265	17,034	(326,345)	28,046	-	-	(16,335)	-
Voya Large Cap Value Fund - Class R6	852,421	62,450	(63,829)	101,750	952,792	-	(8,225)	-
Voya Large-Cap Growth Fund - Class R6	923,620	67,654	(95,428)	151,290	1,047,136	-	(12,743)	-
Voya MidCap Opportunities Portfolio - Class I	284,632	20,817	(31,965)	43,552	317,036	-	(989)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	704,952	65,876	(93,182)	98,606	776,252	-	(11,620)	-
Voya Multi-Manager International Equity Fund - Class I	565,856	46,364	(49,805)	64,616	627,031	-	871	-
Voya Multi-Manager International Factors Fund - Class I	1,130,003	93,267	(98,418)	103,333	1,228,185	-	5,949	-
Voya Multi-Manager Mid Cap Value Fund - Class I	283,648	20,817	(42,882)	49,488	311,071	-	(8,007)	-
Voya Short Term Bond Fund - Class R6	2,253,223	352,013	(190,869)	31,122	2,445,489	13,704	(3,986)	-
Voya Small Company Portfolio - Class I	568,001	41,634	(89,649)	103,819	623,805	-	(21,538)	-
Voya U.S. Bond Index Portfolio - Class I	2,817,471	395,476	(198,005)	76,364	3,091,306	17,323	(6,848)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	567,719	41,634	(44,875)	67,516	631,994	-	(883)	-
Voya U.S. Stock Index Portfolio - Class I	1,147,188	753,969	(495,260)	176,077	1,581,974	-	(36,412)	-
VY® Goldman Sachs Bond Portfolio - Class I	2,254,666	236,150	(110,173)	92,357	2,473,000	-	(941)	-
VY® Invesco Comstock Portfolio - Class I	1,224,810	88,471	(114,485)	118,040	1,316,836	-	26,553	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,899,138	208,168	(276,402)	340,017	3,170,921	-	3,971	-
	$24,693,926	$3,743,104	$(3,200,336)	$1,831,436	$27,068,130	$93,301	$(108,290)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $31,604,569.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$482,315
Gross Unrealized Depreciation	(1,026,778)

Net Unrealized Depreciation	$(544,463)

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.4%
20,215	iShares 1-3 Year Treasury Bond ETF	1,700,486	5.0
31,482	Schwab U.S. TIPS ETF	1,731,510	5.1
1,472	Vanguard Global ex-U.S. Real Estate ETF	87,687	0.3
4,097	Vanguard Real Estate ETF	356,070	1.0

	Total Exchange-Traded Funds
	(Cost $3,792,229)	3,875,753	11.4

MUTUAL FUNDS: 88.5%
	Affiliated Investment Companies: 88.5%
104,671	Voya Floating Rate Fund - Class I	1,003,795	3.0
104,664	Voya Global Bond Fund - Class R6	993,263	2.9
370,406	Voya Intermediate Bond Fund - Class R6	3,711,468	10.9
33,913	Voya International Index Portfolio - Class I	336,416	1.0
112,527	Voya Large Cap Value Fund - Class R6	1,382,957	4.1
32,259	Voya Large-Cap Growth Fund - Class R6	1,403,288	4.1
12,337	Voya MidCap Opportunities Portfolio - Class I	172,590	0.5
71,042	Voya Multi-Manager Emerging Markets Equity Fund - Class I	846,109	2.5
93,380	Voya Multi-Manager International Equity Fund - Class I	1,023,447	3.0
178,812	Voya Multi-Manager International Factors Fund - Class I	1,670,103	4.9
17,412	Voya Multi-Manager Mid Cap Value Fund - Class I	169,242	0.5
242,206	Voya Short Term Bond Fund - Class R6	2,363,931	7.0
18,829	Voya Small Company Portfolio - Class I	339,493	1.0
283,010	Voya U.S. Bond Index Portfolio - Class I	2,985,757	8.8
118,609	Voya U.S. High Dividend Low Volatility Fund - Class I	1,375,863	4.1
155,531	Voya U.S. Stock Index Portfolio - Class I	2,454,278	7.2
291,068	VY® Goldman Sachs Bond Portfolio - Class I	2,942,699	8.7
34,398	VY® Invesco Comstock Portfolio - Class I	674,539	2.0
122,727	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,465,817	10.2
7,703	VY® T. Rowe Price Growth Equity Portfolio - Class I	696,852	2.1

	Total Mutual Funds
	(Cost $29,918,296)	30,011,907	88.5

	Total Investments in Securities (Cost $33,710,525)	$33,887,660	99.9
	Assets in Excess of Other Liabilities	40,459	0.1
	Net Assets	$33,928,119	100.0

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,875,753	$–	$–	$3,875,753
Mutual Funds	30,011,907	–	–	30,011,907
Total Investments, at fair value	$33,887,660	$–	$–	$33,887,660

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,687,515	$110,458	$(851,897)	$57,719	$1,003,795	$16,974	$(24,834)	$-
Voya Global Bond Fund - Class R6	1,014,325	114,153	(144,055)	8,840	993,263	12	1,752	-
Voya Intermediate Bond Fund - Class R6	3,032,956	1,124,512	(549,941)	103,941	3,711,468	29,772	(15,311)	-
Voya International Index Portfolio - Class I	673,424	38,925	(474,442)	98,509	336,416	-	(52,660)	-
Voya Large Cap Value Fund - Class R6	1,356,555	101,435	(252,664)	177,631	1,382,957	-	(36,749)	-
Voya Large-Cap Growth Fund - Class R6	1,356,799	101,435	(284,293)	229,347	1,403,288	-	(36,691)	-
Voya MidCap Opportunities Portfolio - Class I	169,844	12,679	(37,508)	27,575	172,590	-	(3,353)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	844,188	63,397	(183,087)	121,611	846,109	-	(22,849)	-
Voya Multi-Manager International Equity Fund - Class I	1,013,081	76,076	(185,950)	120,240	1,023,447	-	(8,587)	-
Voya Multi-Manager International Factors Fund - Class I	1,685,924	136,793	(318,296)	165,682	1,670,103	-	(9,567)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	169,241	12,679	(45,387)	32,709	169,242	-	(8,922)	-
Voya Short Term Bond Fund - Class R6	2,444,023	442,765	(558,590)	35,733	2,363,931	13,774	(8,679)	-
Voya Small Company Portfolio - Class I	338,976	25,359	(91,417)	66,575	339,493	-	(19,314)	-
Voya U.S. Bond Index Portfolio - Class I	3,703,160	600,134	(1,390,347)	72,810	2,985,757	18,914	(15)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	1,355,218	101,435	(235,613)	154,823	1,375,863	-	(3,442)	-
Voya U.S. Stock Index Portfolio - Class I	1,372,708	1,360,746	(495,889)	216,713	2,454,278	-	(20,947)	-
VY® Goldman Sachs Bond Portfolio - Class I	2,943,397	312,329	(437,966)	124,939	2,942,699	-	(12,691)	-
VY® Invesco Comstock Portfolio - Class I	687,958	50,717	(135,074)	70,938	674,539	-	7,903	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,460,205	253,587	(620,820)	372,845	3,465,817	-	16,359	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	678,243	50,717	(139,989)	107,881	696,852	-	(4,695)	-
	$29,987,740	$5,090,331	$(7,433,225)	$2,367,061	$30,011,907	$79,446	$(263,292)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $34,281,099.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$555,292
Gross Unrealized Depreciation	(948,731)

Net Unrealized Depreciation	$(393,439)

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.6%
285,785	iShares 1-3 Year Treasury Bond ETF	24,040,234	3.0
134,057	iShares Russell 1000 Value ETF	16,554,699	2.0
296,462	Schwab U.S. TIPS ETF	16,305,410	2.0
34,664	Vanguard Global ex-U.S. Real Estate ETF	2,064,935	0.3
120,578	Vanguard Real Estate ETF	10,479,434	1.3

	Total Exchange-Traded Funds
	(Cost $67,379,463)	69,444,712	8.6

MUTUAL FUNDS: 91.1%
	Affiliated Investment Companies: 91.1%
677,412	Voya Emerging Markets Index Portfolio - Class I	7,925,717	1.0
2,494,400	Voya Floating Rate Fund - Class I	23,921,300	2.9
2,495,225	Voya Global Bond Fund - Class R6	23,679,681	2.9
8,849,455	Voya Intermediate Bond Fund - Class R6	88,671,541	10.9
3,256,331	Voya International Index Portfolio - Class I	32,302,803	4.0
2,660,159	Voya Large Cap Value Fund - Class R6	32,693,360	4.0
961,296	Voya Large-Cap Growth Fund - Class R6	41,816,363	5.1
722,992	Voya MidCap Opportunities Portfolio - Class I	10,114,655	1.2
2,710,543	Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,282,570	4.0
3,340,809	Voya Multi-Manager International Equity Fund - Class I	36,615,263	4.5
4,690,933	Voya Multi-Manager International Factors Fund - Class I	43,813,313	5.4
1,032,736	Voya Multi-Manager Mid Cap Value Fund - Class I	10,038,194	1.2
2,598,377	Voya Short Term Bond Fund - Class R6	25,360,162	3.1
898,107	Voya Small Company Portfolio - Class I	16,192,863	2.0
6,432,973	Voya U.S. Bond Index Portfolio - Class I	67,867,860	8.4
2,827,980	Voya U.S. High Dividend Low Volatility Fund - Class I	32,804,570	4.0
2,062,066	Voya U.S. Stock Index Portfolio - Class I	32,539,396	4.0
4,163,425	VY® Goldman Sachs Bond Portfolio - Class I	42,092,225	5.2
1,230,196	VY® Invesco Comstock Portfolio - Class I	24,124,136	3.0
2,921,005	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	82,489,189	10.2
367,149	VY® T. Rowe Price Growth Equity Portfolio - Class I	33,215,963	4.1

	Total Mutual Funds
	(Cost $735,592,144)	740,561,124	91.1

	Total Investments in Securities (Cost $802,971,607)	$810,005,836	99.7
	Assets in Excess of Other Liabilities	2,607,945	0.3
	Net Assets	$812,613,781	100.0

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$69,444,712	$–	$–	$69,444,712
Mutual Funds	740,561,124	–	–	740,561,124
Total Investments, at fair value	$810,005,836	$–	$–	$810,005,836
Other Financial Instruments+
Futures	204,345	–	–	204,345
Total Assets	$810,210,181	$–	$–	$810,210,181
Liabilities Table
Other Financial Instruments+
Futures	$(233,191)	$–	$–	$(233,191)
Total Liabilities	$(233,191)	$–	$–	$(233,191)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,643,329	$76,364	$(516,047)	$722,071	$7,925,717	-	$15,141	$-
Voya Floating Rate Fund - Class I	38,275,752	779,506	(16,716,163)	1,582,205	23,921,300	395,649	(833,212)	-
Voya Global Bond Fund - Class R6	23,006,749	1,350,860	(838,810)	160,882	23,679,681	290	76,114	-
Voya Intermediate Bond Fund - Class R6	76,512,538	13,220,138	(3,297,138)	2,236,003	88,671,541	727,252	(65,955)	-
Voya International Index Portfolio - Class I	30,578,452	581,630	(1,757,016)	2,899,737	32,302,803	-	124,979	-
Voya Large Cap Value Fund - Class R6	30,747,560	509,570	(1,716,986)	3,153,216	32,693,360	-	112,863	-
Voya Large-Cap Growth Fund - Class R6	38,465,854	381,821	(3,037,234)	6,005,922	41,816,363	-	(399,190)	-
Voya MidCap Opportunities Portfolio - Class I	13,485,804	112,748	(4,950,715)	1,466,818	10,114,655	-	388,728	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,632,981	305,457	(2,211,456)	3,555,588	32,282,570	-	102,417	-
Voya Multi-Manager International Equity Fund - Class I	34,464,882	568,639	(2,310,420)	3,892,162	36,615,263	-	19,595	-
Voya Multi-Manager International Factors Fund - Class I	42,059,891	795,003	(3,311,082)	4,269,501	43,813,313	-	(301,131)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	13,440,213	112,748	(5,457,865)	1,943,098	10,038,194	-	(87,648)	-
Voya Short Term Bond Fund - Class R6	24,872,619	1,896,629	(1,722,673)	313,587	25,360,162	144,949	(29,744)	-
Voya Small Company Portfolio - Class I	15,375,955	152,728	(1,621,430)	2,285,610	16,192,863	-	(102,489)	-
Voya U.S. Bond Index Portfolio - Class I	65,024,165	4,514,615	(3,279,313)	1,608,393	67,867,860	385,603	(77,077)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	30,736,651	305,457	(1,786,432)	3,548,894	32,804,570	-	(32,084)	-
Voya U.S. Stock Index Portfolio - Class I	23,383,469	12,513,978	(6,074,033)	2,715,982	32,539,396	-	107,533	-
VY® Goldman Sachs Bond Portfolio - Class I	40,052,626	2,070,797	(1,665,568)	1,634,370	42,092,225	-	(64,450)	-
VY® Invesco Comstock Portfolio - Class I	23,405,599	229,093	(1,994,787)	2,484,231	24,124,136	-	232,020	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	78,486,591	763,642	(6,125,325)	9,364,281	82,489,189	-	(321,653)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	30,765,610	305,457	(2,333,350)	4,478,246	33,215,963	-	296,974	-
	$711,417,290	$41,546,881	$(72,723,844)	$60,320,797	$740,561,124	$1,653,743	$(838,269)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	59	06/21/19	$8,371,510	$143,553
U.S. Treasury 2-Year Note	75	06/28/19	15,982,031	60,792
			$24,353,541	$204,345
Short Contracts:
Mini MSCI EAFE Index	(174)	06/21/19	(16,237,680)	(199,561)
Mini MSCI Emerging Markets Index	(151)	06/21/19	(7,983,370)	(33,630)
			$(24,221,050)	$(233,191)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $816,966,419.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$16,718,959
Gross Unrealized Depreciation	(23,708,388)

Net Unrealized Depreciation	$(6,989,429)

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
20,241	iShares 1-3 Year Treasury Bond ETF	1,702,673	5.1
8,536	iShares Russell 1000 Value ETF	1,054,111	3.1
2,943	Vanguard Global ex-U.S. Real Estate ETF	175,314	0.5
5,119	Vanguard Real Estate ETF	444,892	1.3

	Total Exchange-Traded Funds
	(Cost $3,279,642)	3,376,990	10.0

MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 89.9%
28,181	Voya Emerging Markets Index Portfolio - Class I	329,719	1.0
69,219	Voya Floating Rate Fund - Class I	663,809	2.0
315,049	Voya Intermediate Bond Fund - Class R6	3,156,786	9.3
101,175	Voya International Index Portfolio - Class I	1,003,658	3.0
80,778	Voya Large Cap Value Fund - Class R6	992,758	2.9
40,045	Voya Large-Cap Growth Fund - Class R6	1,741,937	5.1
36,757	Voya MidCap Opportunities Portfolio - Class I	514,227	1.5
112,801	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,343,465	4.0
200,969	Voya Multi-Manager International Equity Fund - Class I	2,202,618	6.5
266,201	Voya Multi-Manager International Factors Fund - Class I	2,486,320	7.3
51,909	Voya Multi-Manager Mid Cap Value Fund - Class I	504,556	1.5
37,425	Voya Small Company Portfolio - Class I	674,765	2.0
200,892	Voya U.S. Bond Index Portfolio - Class I	2,119,413	6.3
103,066	Voya U.S. High Dividend Low Volatility Fund - Class I	1,195,561	3.5
166,855	Voya U.S. Stock Index Portfolio - Class I	2,632,971	7.8
164,909	VY® Goldman Sachs Bond Portfolio - Class I	1,667,229	4.9
85,379	VY® Invesco Comstock Portfolio - Class I	1,674,290	5.0
121,819	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,440,167	10.2
22,940	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,075,412	6.1

	Total Mutual Funds
	(Cost $30,854,342)	30,419,661	89.9

	Total Investments in Securities (Cost $34,133,984)	$33,796,651	99.9
	Assets in Excess of Other Liabilities	47,589	0.1
	Net Assets	$33,844,240	100.0

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,376,990	$–	$–	$3,376,990
Mutual Funds	30,419,661	–	–	30,419,661
Total Investments, at fair value	$33,796,651	$–	$–	$33,796,651

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$307,827	$31,632	$(37,787)	$28,047	$329,719	$-	$2,540	$-
Voya Floating Rate Fund - Class I	1,233,190	111,415	(725,639)	44,843	663,809	$15,739	(20,581)	-
Voya Intermediate Bond Fund - Class R6	2,308,532	1,134,555	(368,424)	82,123	3,156,786	$17,025	(8,725)	-
Voya International Index Portfolio - Class I	1,231,054	136,763	(532,093)	167,934	1,003,658	$-	(60,283)	-
Voya Large Cap Value Fund - Class R6	926,894	199,795	(270,407)	136,476	992,758	$-	(31,470)	-
Voya Large-Cap Growth Fund - Class R6	1,549,275	158,162	(226,490)	260,990	1,741,937	$-	(25,840)	-
Voya MidCap Opportunities Portfolio - Class I	465,537	47,449	(69,001)	70,242	514,227	$-	329	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,233,760	126,530	(182,054)	165,229	1,343,465	$-	(12,913)	-
Voya Multi-Manager International Equity Fund - Class I	2,004,983	220,611	(264,671)	241,695	2,202,618	$-	(5,186)	-
Voya Multi-Manager International Factors Fund - Class I	2,309,903	252,243	(323,759)	247,933	2,486,320	$-	(23,801)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	463,919	47,449	(96,483)	89,671	504,556	$-	(20,839)	-
Voya Small Company Portfolio - Class I	619,288	63,265	(116,820)	109,032	674,765	$-	(17,785)	-
Voya U.S. Bond Index Portfolio - Class I	2,002,301	414,777	(341,303)	43,638	2,119,413	$-	4,498	-
Voya U.S. High Dividend Low Volatility Fund - Class I	1,083,206	110,714	(127,155)	128,796	1,195,561	$-	142	-
Voya U.S. Stock Index Portfolio - Class I	2,041,619	783,953	(494,412)	301,811	2,632,971	$-	(27,199)	-
VY® Goldman Sachs Bond Portfolio - Class I	1,536,270	240,064	(176,588)	67,483	1,667,229	$-	(5,303)	-
VY® Invesco Comstock Portfolio - Class I	1,571,334	158,162	(230,244)	175,038	1,674,290	$-	13,084	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,161,616	316,324	(413,695)	375,922	3,440,167	$-	3,182	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,858,693	189,794	(287,005)	313,930	2,075,412	$-	(14,620)	-
	$27,909,201	$4,743,657	$(5,284,030)	$3,050,833	$30,419,661	$32,764	$(250,770)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $34,592,567.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$435,191
Gross Unrealized Depreciation	(1,231,107)

Net Unrealized Depreciation	$(795,916)

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
288,963	iShares 1-3 Year Treasury Bond ETF	24,307,568	2.9
203,319	iShares Russell 1000 Value ETF	25,107,863	3.0
70,098	Vanguard Global ex-U.S. Real Estate ETF	4,175,738	0.5
146,301	Vanguard Real Estate ETF	12,715,020	1.6

	Total Exchange-Traded Funds
	(Cost $63,760,450)	66,306,189	8.0

MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 91.6%
2,064,321	Voya Emerging Markets Index Portfolio - Class I	24,152,557	2.9
1,688,885	Voya Floating Rate Fund - Class I	16,196,403	2.0
1,425,663	Voya Index Plus LargeCap Portfolio - Class I	39,804,515	4.8
7,978,425	Voya Intermediate Bond Fund - Class R6	79,943,818	9.6
4,961,417	Voya International Index Portfolio - Class I	49,217,258	5.9
2,018,149	Voya Large Cap Value Fund - Class R6	24,803,049	3.0
1,069,287	Voya Large-Cap Growth Fund - Class R6	46,513,981	5.6
1,176,891	Voya MidCap Opportunities Portfolio - Class I	16,464,700	2.0
3,441,065	Voya Multi-Manager Emerging Markets Equity Fund - Class I	40,983,086	5.0
5,655,338	Voya Multi-Manager International Equity Fund - Class I	61,982,505	7.5
6,497,862	Voya Multi-Manager International Factors Fund - Class I	60,690,029	7.3
1,680,932	Voya Multi-Manager Mid Cap Value Fund - Class I	16,338,655	2.0
912,151	Voya Small Company Portfolio - Class I	16,446,075	2.0
2,287,263	Voya U.S. Bond Index Portfolio - Class I	24,130,621	2.9
1,435,998	Voya U.S. High Dividend Low Volatility Fund - Class I	16,657,578	2.0
2,901,794	Voya U.S. Stock Index Portfolio - Class I	45,790,305	5.5
2,707,338	VY® Invesco Comstock Portfolio - Class I	53,090,897	6.4
2,376,597	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	67,115,096	8.1
652,413	VY® T. Rowe Price Growth Equity Portfolio - Class I	59,023,815	7.1

	Total Mutual Funds
	(Cost $749,129,722)	759,344,943	91.6

	Total Investments in Securities (Cost $812,890,172)	$825,651,132	99.6
	Assets in Excess of Other Liabilities	3,600,397	0.4
	Net Assets	$829,251,529	100.0

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$66,306,189	$–	$–	$66,306,189
Mutual Funds	759,344,943	–	–	759,344,943
Total Investments, at fair value	$825,651,132	$–	$–	$825,651,132
Other Financial Instruments+
Futures	353,574	–	–	353,574
Total Assets	$826,004,706	$–	$–	$826,004,706
Liabilities Table
Other Financial Instruments+
Futures	$(269,782)	$–	$–	$(269,782)
Total Liabilities	$(269,782)	$–	$–	$(269,782)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$22,916,283	$461,329	$(1,275,190)	$2,050,135	$24,152,557	$-	$169,457	$-
Voya Floating Rate Fund - Class I	30,603,880	653,000	(16,101,733)	1,041,256	16,196,403	460,606	(448,238)	-
Voya Index Plus LargeCap Portfolio - Class I	36,506,441	492,937	(1,672,920)	4,478,057	39,804,515	-	286,753	-
Voya Intermediate Bond Fund - Class R6	66,910,557	14,177,697	(3,137,019)	1,992,583	79,943,818	382,198	(68,277)	-
Voya International Index Portfolio - Class I	45,850,143	1,046,983	(2,086,327)	4,406,459	49,217,258	-	126,405	-
Voya Large Cap Value Fund - Class R6	23,067,015	1,301,700	(2,166,093)	2,600,427	24,803,049	-	(162,878)	-
Voya Large-Cap Growth Fund - Class R6	42,292,751	570,769	(2,926,849)	6,577,310	46,513,981	-	(403,661)	-
Voya MidCap Opportunities Portfolio - Class I	19,256,918	229,139	(5,539,471)	2,518,114	16,464,700	-	175,848	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	38,269,430	518,881	(2,234,367)	4,429,142	40,983,086	-	133,710	-
Voya Multi-Manager International Equity Fund - Class I	57,411,116	1,103,322	(3,054,729)	6,522,796	61,982,505	-	(2,889)	-
Voya Multi-Manager International Factors Fund - Class I	57,322,867	1,153,322	(3,208,229)	5,422,069	60,690,029	-	(28,490)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	19,190,898	229,139	(6,265,820)	3,184,438	16,338,655	-	(511,300)	-
Voya Small Company Portfolio - Class I	15,368,634	207,553	(1,736,068)	2,605,956	16,446,075	-	(426,155)	-
Voya U.S. Bond Index Portfolio - Class I	22,945,452	2,330,693	(1,667,758)	522,234	24,130,621	-	17,683	-
Voya U.S. High Dividend Low Volatility Fund - Class I	15,360,895	207,552	(690,767)	1,779,898	16,657,578	-	(20,097)	-
Voya U.S. Stock Index Portfolio - Class I	35,103,721	13,037,983	(6,670,705)	4,319,306	45,790,305	-	34,716	-
VY® Invesco Comstock Portfolio - Class I	50,697,935	674,546	(3,755,321)	5,473,737	53,090,897	-	381,063	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	62,766,825	830,210	(3,959,195)	7,477,256	67,115,096	-	(209,763)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	53,814,670	726,434	(3,497,912)	7,980,623	59,023,815	-	376,298	-
	$715,656,431	$39,953,189	$(71,646,473)	$75,381,796	$759,344,943	$842,804	$(579,815)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	120	06/21/19	$17,026,800	$291,972
U.S. Treasury 2-Year Note	76	06/28/19	16,195,125	61,602
			$33,221,925	$353,574
Short Contracts:
Mini MSCI EAFE Index	(176)	06/21/19	(16,424,320)	(201,855)
Mini MSCI Emerging Markets Index	(305)	06/21/19	(16,125,350)	(67,927)
			$(32,549,670)	$(269,782)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $826,628,311.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$23,765,258
Gross Unrealized Depreciation	(24,658,645)

Net Unrealized Depreciation	$(893,387)

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
16,187	iShares 1-3 Year Treasury Bond ETF	1,361,650	4.7
6,836	iShares Russell 1000 Value ETF	844,178	2.9
2,357	Vanguard Global ex-U.S. Real Estate ETF	140,406	0.5
5,738	Vanguard Real Estate ETF	498,690	1.8

	Total Exchange-Traded Funds
	(Cost $2,752,414)	2,844,924	9.9

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
23,972	Voya Emerging Markets Index Portfolio - Class I	280,476	1.0
29,446	Voya Floating Rate Fund - Class I	282,383	1.0
54,870	Voya Index Plus LargeCap Portfolio - Class I	1,531,972	5.3
164,142	Voya Intermediate Bond Fund - Class R6	1,644,701	5.7
173,395	Voya International Index Portfolio - Class I	1,720,080	6.0
84,670	Voya Large Cap Value Fund - Class R6	1,040,589	3.6
36,908	Voya Large-Cap Growth Fund - Class R6	1,605,491	5.6
52,006	Voya MidCap Opportunities Portfolio - Class I	727,560	2.5
131,932	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,571,305	5.5
210,182	Voya Multi-Manager International Equity Fund - Class I	2,303,591	8.0
211,395	Voya Multi-Manager International Factors Fund - Class I	1,974,431	6.8
73,472	Voya Multi-Manager Mid Cap Value Fund - Class I	714,146	2.5
47,642	Voya Small Company Portfolio - Class I	858,985	3.0
55,649	Voya U.S. Bond Index Portfolio - Class I	587,094	2.0
50,010	Voya U.S. High Dividend Low Volatility Fund - Class I	580,116	2.0
135,725	Voya U.S. Stock Index Portfolio - Class I	2,141,738	7.4
94,316	VY® Invesco Comstock Portfolio - Class I	1,849,537	6.4
82,771	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,337,453	8.1
24,342	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,202,249	7.6

	Total Mutual Funds
	(Cost $26,525,855)	25,953,897	90.0

	Total Investments in Securities (Cost $29,278,269)	$28,798,821	99.9
	Assets in Excess of Other Liabilities	31,043	0.1
	Net Assets	$28,829,864	100.0

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,844,924	$–	$–	$2,844,924
Mutual Funds	25,953,897	–	–	25,953,897
Total Investments, at fair value	$28,798,821	$–	$–	$28,798,821

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$239,972	$26,442	$(8,802)	$22,864	$280,476	$-	$736	$-
Voya Floating Rate Fund - Class I	727,431	55,684	(530,523)	29,791	282,383	$5,817	(15,842)	-
Voya Index Plus LargeCap Portfolio - Class I	1,278,805	155,903	(72,793)	170,057	1,531,972	$-	4,241	-
Voya Intermediate Bond Fund - Class R6	917,430	795,640	(102,043)	33,674	1,644,701	$11,630	876	-
Voya International Index Portfolio - Class I	1,696,945	216,972	(399,624)	205,787	1,720,080	$-	(45,226)	-
Voya Large Cap Value Fund - Class R6	859,227	193,023	(127,337)	115,676	1,040,589	$-	(18,710)	-
Voya Large-Cap Growth Fund - Class R6	1,340,399	163,327	(116,464)	218,229	1,605,491	$-	(12,859)	-
Voya MidCap Opportunities Portfolio - Class I	610,287	74,240	(48,473)	91,506	727,560	$-	1,207	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,336,421	177,040	(103,257)	161,101	1,571,305	$-	5,404	-
Voya Multi-Manager International Equity Fund - Class I	1,940,888	252,567	(116,021)	226,157	2,303,591	$-	4,506	-
Voya Multi-Manager International Factors Fund - Class I	1,695,681	222,871	(114,629)	170,508	1,974,431	$-	(4,729)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	608,181	74,240	(70,675)	102,400	714,146	$-	(12,617)	-
Voya Small Company Portfolio - Class I	730,631	89,088	(76,227)	115,493	858,985	$-	(8,797)	-
Voya U.S. Bond Index Portfolio - Class I	484,779	149,527	(58,391)	11,179	587,094	$3,119	1,552	-
Voya U.S. High Dividend Low Volatility Fund - Class I	486,840	61,664	(26,606)	58,218	580,116	$-	(47)	-
Voya U.S. Stock Index Portfolio - Class I	1,611,832	692,422	(401,229)	238,713	2,141,738	$-	(27,048)	-
VY® Invesco Comstock Portfolio - Class I	1,606,586	193,023	(132,086)	182,014	1,849,537	$-	9,703	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,989,201	237,567	(130,035)	240,720	2,337,453	$-	507	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,827,390	222,719	(158,903)	311,043	2,202,249	$-	(14,768)	-
	$21,988,926	$4,053,959	$(2,794,118)	$2,705,130	$25,953,897	$20,566	$(131,911)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $29,565,873.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$272,432
Gross Unrealized Depreciation	(1,039,484)

Net Unrealized Depreciation	$(767,052)

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.5%
124,911	iShares 1-3 Year Treasury Bond ETF	10,507,513	1.7
175,446	iShares Russell 1000 Value ETF	21,665,827	3.5
51,847	Vanguard Global ex-U.S. Real Estate ETF	3,088,526	0.5
126,245	Vanguard Real Estate ETF	10,971,953	1.8

	Total Exchange-Traded Funds
	(Cost $43,266,165)	46,233,819	7.5

MUTUAL FUNDS: 91.9%
	Affiliated Investment Companies: 91.9%
1,521,480	Voya Emerging Markets Index Portfolio - Class I	17,801,316	2.9
1,659,517	Voya Index Plus LargeCap Portfolio - Class I	46,333,723	7.6
3,178,672	Voya Intermediate Bond Fund - Class R6	31,850,291	5.2
4,876,854	Voya International Index Portfolio - Class I	48,378,390	7.9
1,981,189	Voya Large Cap Value Fund - Class R6	24,348,807	4.0
1,074,574	Voya Large-Cap Growth Fund - Class R6	46,743,958	7.6
1,306,473	Voya MidCap Opportunities Portfolio - Class I	18,277,564	3.0
3,551,271	Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,295,640	6.9
5,003,064	Voya Multi-Manager International Equity Fund - Class I	54,833,579	8.9
4,470,447	Voya Multi-Manager International Factors Fund - Class I	41,753,979	6.8
1,865,566	Voya Multi-Manager Mid Cap Value Fund - Class I	18,133,304	2.9
1,008,445	Voya Small Company Portfolio - Class I	18,182,255	3.0
1,122,188	Voya U.S. Bond Index Portfolio - Class I	11,839,084	1.9
1,058,619	Voya U.S. High Dividend Low Volatility Fund - Class I	12,279,978	2.0
2,437,369	Voya U.S. Stock Index Portfolio - Class I	38,461,685	6.3
2,302,619	VY® Invesco Comstock Portfolio - Class I	45,154,352	7.4
515,372	VY® T. Rowe Price Growth Equity Portfolio - Class I	46,625,667	7.6

	Total Mutual Funds
	(Cost $564,455,899)	563,293,572	91.9

	Total Investments in Securities (Cost $607,722,064)	$609,527,391	99.4
	Assets in Excess of Other Liabilities	3,439,077	0.6
	Net Assets	$612,966,468	100.0

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,233,819	$–	$–	$46,233,819
Mutual Funds	563,293,572	–	–	563,293,572
Total Investments, at fair value	$609,527,391	$–	$–	$609,527,391
Other Financial Instruments+
Futures	368,993	–	–	368,993
Total Assets	$609,896,384	$–	$–	$609,896,384
Liabilities Table
Other Financial Instruments+
Futures	$(224,596)	$–	$–	$(224,596)
Total Liabilities	$(224,596)	$–	$–	$(224,596)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,728,572	$346,517	$(784,966)	$1,511,193	$17,801,316	$-	$106,487	$-
Voya Floating Rate Fund - Class I	9,774,415	95,216	(10,359,550)	489,919	-	38,387	(309,697)	-
Voya Index Plus LargeCap Portfolio - Class I	42,080,982	866,292	(1,815,305)	5,201,754	46,333,723	-	339,103	-
Voya Intermediate Bond Fund - Class R6	23,724,672	8,683,698	(1,347,051)	788,972	31,850,291	248,463	(52,623)	-
Voya International Index Portfolio - Class I	44,623,675	1,606,738	(2,146,331)	4,294,308	48,378,390	-	156,152	-
Voya Large Cap Value Fund - Class R6	22,434,204	1,516,130	(1,944,905)	2,343,378	24,348,807	-	63,502	-
Voya Large-Cap Growth Fund - Class R6	42,103,213	866,292	(2,779,208)	6,553,661	46,743,958	-	(346,170)	-
Voya MidCap Opportunities Portfolio - Class I	19,682,117	371,212	(4,438,420)	2,662,655	18,277,564	-	145,986	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	39,110,566	808,540	(1,875,942)	4,252,476	42,295,640	-	446,757	-
Voya Multi-Manager International Equity Fund - Class I	50,293,499	1,214,551	(2,671,898)	5,997,427	54,833,579	-	(247,591)	-
Voya Multi-Manager International Factors Fund - Class I	39,056,534	958,540	(1,956,657)	3,695,562	41,753,979	-	(6,231)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	19,614,055	371,212	(4,824,424)	2,972,461	18,133,304	-	(201,100)	-
Voya Small Company Portfolio - Class I	16,829,602	346,517	(1,833,244)	2,839,380	18,182,255	-	(439,732)	-
Voya U.S. Bond Index Portfolio - Class I	11,166,307	1,246,441	(818,624)	244,960	11,839,084	67,390	23,888	-
Voya U.S. High Dividend Low Volatility Fund - Class I	11,214,062	305,683	(544,069)	1,304,302	12,279,978	-	(8,494)	-
Voya U.S. Stock Index Portfolio - Class I	31,315,115	10,098,993	(6,726,732)	3,774,309	38,461,685	-	114,965	-
VY® Invesco Comstock Portfolio - Class I	42,710,314	866,292	(3,056,724)	4,634,470	45,154,352	-	348,153	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,093,423	866,292	(2,676,790)	6,342,742	46,625,667	-	251,812	-
	$524,555,327	$31,435,156	$(52,600,840)	$59,903,929	$563,293,572	$354,240	$385,167	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	133	06/21/19	$18,871,370	$323,602
U.S. Treasury 2-Year Note	56	06/28/19	11,933,250	45,391
			$30,804,620	$368,993
Short Contracts:
Mini MSCI EAFE Index	(130)	06/21/19	(12,131,600)	(149,097)
Mini MSCI Emerging Markets Index	(339)	06/21/19	(17,922,930)	(75,499)
			$(30,054,530)	$(224,596)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $618,108,146.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$13,237,410
Gross Unrealized Depreciation	(21,673,768)

Net Unrealized Depreciation	$(8,436,358)

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.3%
5,240	iShares 1-3 Year Treasury Bond ETF	440,789	1.8
6,466	iShares Russell 1000 Value ETF	798,487	3.3
1,911	Vanguard Global ex-U.S. Real Estate ETF	113,838	0.5
4,652	Vanguard Real Estate ETF	404,305	1.7

	Total Exchange-Traded Funds
	(Cost $1,691,875)	1,757,419	7.3

MUTUAL FUNDS: 92.6%
	Affiliated Investment Companies: 92.6%
19,900	Voya Emerging Markets Index Portfolio - Class I	232,826	1.0
64,977	Voya Index Plus LargeCap Portfolio - Class I	1,814,158	7.6
118,463	Voya Intermediate Bond Fund - Class R6	1,187,000	5.0
144,071	Voya International Index Portfolio - Class I	1,429,182	6.0
79,709	Voya Large Cap Value Fund - Class R6	979,618	4.1
42,256	Voya Large-Cap Growth Fund - Class R6	1,838,123	7.7
51,727	Voya MidCap Opportunities Portfolio - Class I	723,658	3.0
129,288	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,539,820	6.4
217,879	Voya Multi-Manager International Equity Fund - Class I	2,387,951	10.0
175,354	Voya Multi-Manager International Factors Fund - Class I	1,637,803	6.8
73,082	Voya Multi-Manager Mid Cap Value Fund - Class I	710,356	3.0
39,483	Voya Small Company Portfolio - Class I	711,877	3.0
45,640	Voya U.S. Bond Index Portfolio - Class I	481,504	2.0
41,458	Voya U.S. High Dividend Low Volatility Fund - Class I	480,914	2.0
152,181	Voya U.S. Stock Index Portfolio - Class I	2,401,424	10.0
90,235	VY® Invesco Comstock Portfolio - Class I	1,769,499	7.4
20,179	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,825,575	7.6

	Total Mutual Funds
	(Cost $22,928,004)	22,151,288	92.6

	Total Investments in Securities (Cost $24,619,879)	$23,908,707	99.9
	Assets in Excess of Other Liabilities	25,411	0.1
	Net Assets	$23,934,118	100.0

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,757,419	$–	$–	$1,757,419
Mutual Funds	22,151,288	–	–	22,151,288
Total Investments, at fair value	$23,908,707	$–	$–	$23,908,707

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$201,852	$22,175	$(10,416)	$19,215	$232,826	$-	$599	$-
Voya Index Plus LargeCap Portfolio - Class I	1,523,289	166,316	(88,786)	213,339	1,814,158	-	(9,030)	-
Voya Intermediate Bond Fund - Class R6	599,535	624,597	(62,203)	25,071	1,187,000	6,227	(1,331)	-
Voya International Index Portfolio - Class I	1,411,776	171,576	(331,229)	177,059	1,429,182	-	(45,635)	-
Voya Large Cap Value Fund - Class R6	805,045	184,711	(115,721)	105,583	979,618	-	(14,955)	-
Voya Large-Cap Growth Fund - Class R6	1,524,098	166,316	(94,053)	241,762	1,838,123	-	(11,900)	-
Voya MidCap Opportunities Portfolio - Class I	610,684	66,526	(45,507)	91,955	723,658	-	(824)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,314,710	144,141	(91,935)	172,904	1,539,820	-	(12,032)	-
Voya Multi-Manager International Equity Fund - Class I	2,022,770	231,755	(103,087)	236,513	2,387,951	-	(207)	-
Voya Multi-Manager International Factors Fund - Class I	1,413,721	160,085	(75,271)	139,268	1,637,803	-	(4,253)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	608,534	66,526	(67,847)	103,143	710,356	-	(14,880)	-
Voya Small Company Portfolio - Class I	609,220	66,526	(59,217)	95,348	711,877	-	(8,017)	-
Voya U.S. Bond Index Portfolio - Class I	404,169	94,987	(27,348)	9,696	481,504	-	696	-
Voya U.S. High Dividend Low Volatility Fund - Class I	405,933	47,521	(20,548)	48,008	480,914	-	(258)	-
Voya U.S. Stock Index Portfolio - Class I	1,851,341	609,116	(320,890)	261,857	2,401,424	-	(19,035)	-
VY® Invesco Comstock Portfolio - Class I	1,546,237	166,316	(117,885)	174,831	1,769,499	-	7,076	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,523,729	166,316	(121,872)	257,402	1,825,575	-	(13,975)	-
	$18,376,643	$3,155,506	$(1,753,815)	$2,372,954	$22,151,288	$6,227	$(147,961)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $24,964,840.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$137,813
Gross Unrealized Depreciation	(1,193,946)

Net Unrealized Depreciation	$(1,056,133)

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
54,090	iShares Russell 1000 Value ETF	6,679,574	3.4
15,985	Vanguard Global ex-U.S. Real Estate ETF	952,226	0.5
38,922	Vanguard Real Estate ETF	3,382,711	1.8

	Total Exchange-Traded Funds
	(Cost $10,176,311)	11,014,511	5.7

MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 93.8%
485,127	Voya Emerging Markets Index Portfolio - Class I	5,675,983	2.9
528,548	Voya Index Plus LargeCap Portfolio - Class I	14,757,072	7.5
964,898	Voya Intermediate Bond Fund - Class R6	9,668,282	4.9
1,557,454	Voya International Index Portfolio - Class I	15,449,945	7.9
649,444	Voya Large Cap Value Fund - Class R6	7,981,668	4.1
340,697	Voya Large-Cap Growth Fund - Class R6	14,820,311	7.6
416,358	Voya MidCap Opportunities Portfolio - Class I	5,824,854	3.0
1,212,697	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,443,226	7.4
1,771,354	Voya Multi-Manager International Equity Fund - Class I	19,414,042	9.9
1,425,264	Voya Multi-Manager International Factors Fund - Class I	13,311,969	6.8
594,494	Voya Multi-Manager Mid Cap Value Fund - Class I	5,778,478	2.9
321,233	Voya Small Company Portfolio - Class I	5,791,838	3.0
362,726	Voya U.S. Bond Index Portfolio - Class I	3,826,761	2.0
337,215	Voya U.S. High Dividend Low Volatility Fund - Class I	3,911,690	2.0
850,601	Voya U.S. Stock Index Portfolio - Class I	13,422,491	6.9
733,798	VY® Invesco Comstock Portfolio - Class I	14,389,777	7.4
164,134	VY® T. Rowe Price Growth Equity Portfolio - Class I	14,849,231	7.6

	Total Mutual Funds
	(Cost $185,260,872)	183,317,618	93.8

	Total Investments in Securities (Cost $195,437,183)	$194,332,129	99.5
	Assets in Excess of Other Liabilities	1,061,856	0.5
	Net Assets	$195,393,985	100.0

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,014,511	$–	$–	$11,014,511
Mutual Funds	183,317,618	–	–	183,317,618
Total Investments, at fair value	$194,332,129	$–	$–	$194,332,129
Other Financial Instruments+
Futures	113,536	–	–	113,536
Total Assets	$194,445,665	$–	$–	$194,445,665
Liabilities Table
Other Financial Instruments+
Futures	$(69,038)	$–	$–	$(69,038)
Total Liabilities	$(69,038)	$–	$–	$(69,038)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,024,582	$292,093	$(119,011)	$478,319	$5,675,983	$-	$15,949	$-
Voya Index Plus LargeCap Portfolio - Class I	12,639,490	730,232	(262,036)	1,649,386	14,757,072	-	49,583	-
Voya Intermediate Bond Fund - Class R6	6,706,562	2,911,828	(170,565)	220,457	9,668,282	59,328	(3,492)	-
Voya International Index Portfolio - Class I	13,400,794	1,007,911	(304,727)	1,345,967	15,449,945	-	20,016	-
Voya Large Cap Value Fund - Class R6	6,728,894	787,739	(291,774)	756,809	7,981,668	-	(9,599)	-
Voya Large-Cap Growth Fund - Class R6	12,646,171	730,232	(528,603)	1,972,511	14,820,311	-	(63,969)	-
Voya MidCap Opportunities Portfolio - Class I	5,911,749	316,207	(1,127,649)	724,547	5,824,854	-	135,491	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,586,417	730,232	(325,931)	1,452,508	14,443,226	-	90,454	-
Voya Multi-Manager International Equity Fund - Class I	16,784,520	1,098,642	(455,070)	1,985,950	19,414,042	-	(20,541)	-
Voya Multi-Manager International Factors Fund - Class I	11,730,913	781,550	(345,547)	1,145,053	13,311,969	-	(12,457)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,891,291	316,207	(1,423,420)	994,400	5,778,478	-	(149,822)	-
Voya Small Company Portfolio - Class I	5,054,979	292,093	(376,933)	821,699	5,791,838	-	(91,268)	-
Voya U.S. Bond Index Portfolio - Class I	3,353,811	463,999	(73,507)	82,458	3,826,761	-	1,740	-
Voya U.S. High Dividend Low Volatility Fund - Class I	3,368,256	221,636	(77,040)	398,838	3,911,690	-	(1,792)	-
Voya U.S. Stock Index Portfolio - Class I	10,256,862	3,714,986	(1,936,868)	1,387,511	13,422,491	-	(73,627)	-
VY® Invesco Comstock Portfolio - Class I	12,828,423	730,232	(588,631)	1,419,753	14,389,777	-	87,430	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	12,643,172	730,231	(574,494)	2,050,322	14,849,231	-	(27,449)	-
	$157,556,886	$15,856,050	$(8,981,806)	$18,886,488	$183,317,618	$59,328	$(53,353)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	41	06/21/19	$5,817,490	$99,757
U.S. Treasury 2-Year Note	17	06/28/19	3,622,594	13,779
			$9,440,084	$113,536
Short Contracts:
Mini MSCI EAFE Index	(40)	06/21/19	(3,732,800)	(45,876)
Mini MSCI Emerging Markets Index	(104)	06/21/19	(5,498,480)	(23,162)
			$(9,231,280)	$(69,038)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $198,658,295.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,875,327
Gross Unrealized Depreciation	(7,156,995)

Net Unrealized Depreciation	$(4,281,668)

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.9%
2,811	iShares 1-3 Year Treasury Bond ETF	236,462	1.9
3,468	iShares Russell 1000 Value ETF	428,263	3.4
1,537	Vanguard Global ex-U.S. Real Estate ETF	91,559	0.7
2,852	Vanguard Real Estate ETF	247,867	1.9

	Total Exchange-Traded Funds
	(Cost $964,753)	1,004,151	7.9

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
10,678	Voya Emerging Markets Index Portfolio - Class I	124,933	1.0
34,656	Voya Index Plus LargeCap Portfolio - Class I	967,582	7.6
63,096	Voya Intermediate Bond Fund - Class R6	632,226	4.9
76,927	Voya International Index Portfolio - Class I	763,113	6.0
43,375	Voya Large Cap Value Fund - Class R6	533,080	4.2
22,260	Voya Large-Cap Growth Fund - Class R6	968,311	7.6
27,590	Voya MidCap Opportunities Portfolio - Class I	385,981	3.0
68,909	Voya Multi-Manager Emerging Markets Equity Fund - Class I	820,708	6.4
116,198	Voya Multi-Manager International Equity Fund - Class I	1,273,535	10.0
93,526	Voya Multi-Manager International Factors Fund - Class I	873,534	6.8
38,979	Voya Multi-Manager Mid Cap Value Fund - Class I	378,872	3.0
21,059	Voya Small Company Portfolio - Class I	379,701	3.0
24,268	Voya U.S. Bond Index Portfolio - Class I	256,030	2.0
22,111	Voya U.S. High Dividend Low Volatility Fund - Class I	256,483	2.0
77,009	Voya U.S. Stock Index Portfolio - Class I	1,215,197	9.5
48,125	VY® Invesco Comstock Portfolio - Class I	943,738	7.4
10,763	VY® T. Rowe Price Growth Equity Portfolio - Class I	973,765	7.6

	Total Mutual Funds
	(Cost $12,088,704)	11,746,789	92.0

	Total Investments in Securities (Cost $13,053,457)	$12,750,940	99.9
	Assets in Excess of Other Liabilities	9,741	0.1
	Net Assets	$12,760,681	100.0

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,004,151	$–	$–	$1,004,151
Mutual Funds	11,746,789	–	–	11,746,789
Total Investments, at fair value	$12,750,940	$–	$–	$12,750,940

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$108,397	$9,522	$(3,386)	$10,400	$124,933	$-	$299	$-
Voya Index Plus LargeCap Portfolio - Class I	813,355	103,304	(64,098)	115,021	967,582	-	(5,420)	-
Voya Intermediate Bond Fund - Class R6	321,781	343,147	(46,203)	13,501	632,226	4,308	(802)	-
Voya International Index Portfolio - Class I	754,253	107,553	(193,850)	95,157	763,113	-	(24,405)	-
Voya Large Cap Value Fund - Class R6	431,940	109,548	(64,689)	56,281	533,080	-	(7,937)	-
Voya Large-Cap Growth Fund - Class R6	813,785	103,304	(81,746)	132,968	968,311	-	(9,726)	-
Voya MidCap Opportunities Portfolio - Class I	326,068	41,322	(31,843)	50,434	385,981	-	(1,479)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	701,384	93,954	(71,125)	96,495	820,708	-	(9,818)	-
Voya Multi-Manager International Equity Fund - Class I	1,080,065	145,239	(81,370)	129,601	1,273,535	-	(2,609)	-
Voya Multi-Manager International Factors Fund - Class I	754,866	101,417	(61,403)	78,654	873,534	-	(5,577)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	324,927	41,322	(43,730)	56,353	378,872	-	(8,932)	-
Voya Small Company Portfolio - Class I	325,292	41,322	(41,064)	54,151	379,701	-	(7,241)	-
Voya U.S. Bond Index Portfolio - Class I	215,804	56,109	(20,887)	5,004	256,030	1,359	520	-
Voya U.S. High Dividend Low Volatility Fund - Class I	216,747	29,264	(15,325)	25,797	256,483	-	(190)	-
Voya U.S. Stock Index Portfolio - Class I	989,978	344,342	(258,831)	139,708	1,215,197	-	(12,617)	-
VY® Invesco Comstock Portfolio - Class I	825,563	103,304	(78,830)	93,701	943,738	-	3,720	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	813,583	103,304	(82,955)	139,833	973,765	-	(9,215)	-
	$9,817,788	$1,877,277	$(1,241,335)	$1,293,059	$11,746,789	$5,667	$(101,429)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $13,284,846.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$87,553
Gross Unrealized Depreciation	(621,459)

Net Unrealized Depreciation	$(533,906)

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Communication Services: 0.3%
7,554		Emerald Expositions Events, Inc.	95,936	0.0
300,960		Entravision Communications Corp.	975,110	0.3
20,599		Townsquare Media, Inc.	117,826	0.0
			1,188,872	0.3

		Consumer Discretionary: 6.9%
15,469		Advance Auto Parts, Inc.	2,637,929	0.7
7,691		Aptiv PLC	611,358	0.2
57,285		BorgWarner, Inc.	2,200,317	0.6
114,081	(1)	Camping World Holdings, Inc.	1,586,867	0.5
39,316		Carnival Corp.	1,994,107	0.6
15,914		Genuine Parts Co.	1,782,845	0.5
84,371	(1)	Honda Motor Co., Ltd. ADR	2,292,360	0.7
36,644		Penske Auto Group, Inc.	1,636,155	0.5
89,664		Pulte Group, Inc.	2,507,005	0.7
29,534	(2)	Red Robin Gourmet Burgers, Inc.	850,874	0.2
12,101	(2)	Shutterfly, Inc.	491,785	0.1
20,142		Sodexo SA	2,218,035	0.6
22,850		Target Corp.	1,833,941	0.5
30,851		Thor Industries, Inc.	1,924,177	0.5
			24,567,755	6.9

		Consumer Staples: 6.2%
90,693		Conagra Brands, Inc.	2,515,824	0.7
11,242	(2)	Edgewell Personal Care Co.	493,411	0.1
71,832	(1),(2)	Hain Celestial Group, Inc.	1,660,756	0.5
21,220	(2)	Hostess Brands, Inc.	265,250	0.1
11,696		JM Smucker Co.	1,362,584	0.4
23,014		Kellogg Co.	1,320,543	0.4
20,178		Kimberly-Clark Corp.	2,500,054	0.7
19,907		Molson Coors Brewing Co.	1,187,453	0.3
64,099		Mondelez International, Inc.	3,199,822	0.9
427,483		Orkla ASA	3,282,978	0.9
33,689		Spectrum Brands Holdings, Inc.	1,845,483	0.5
34,881		Sysco Corp.	2,328,656	0.7
1,943	(2)	Weis Markets, Inc.	78,928	0.0
			22,041,742	6.2

		Energy: 5.6%
36,935		Anadarko Petroleum Corp.	1,679,804	0.5
98,728		Baker Hughes a GE Co.	2,736,740	0.8
10,468	(2)	C&J Energy Services, Inc.	162,463	0.1
25,334		Cimarex Energy Co.	1,770,847	0.5
79,155		Devon Energy Corp.	2,498,132	0.7
13,274	(2)	Dril-Quip, Inc.	608,613	0.2
53,582	(1),(2)	Earthstone Energy, Inc.	379,361	0.1
87,367		EQT Corp.	1,811,992	0.5
69,893		Equitrans Midstream Corp.	1,522,270	0.4
80,962	(1),(2)	Extraction Oil & Gas, Inc.	342,469	0.1
41,815		Halliburton Co.	1,225,179	0.3
38,561		Imperial Oil Ltd.	1,052,647	0.3
9,706	(1)	Liberty Oilfield Services, Inc.	149,375	0.0
40,673		National Oilwell Varco, Inc.	1,083,529	0.3
55,772	(1),(2)	NCS Multistage Holdings, Inc.	288,899	0.1
98,588		Noble Energy, Inc.	2,438,081	0.7
			19,750,401	5.6

		Financials: 26.3%
30,353		Aflac, Inc.	1,517,650	0.4
28,742		Ameriprise Financial, Inc.	3,681,850	1.0
10,075		Ameris Bancorp.	346,076	0.1
25,460		Amerisafe, Inc.	1,512,324	0.4
87,806		Ares Management Corp.	2,037,977	0.6
9,499		Arthur J. Gallagher & Co.	741,872	0.2
30,568		Axis Capital Holdings Ltd.	1,674,515	0.5
24,996		Bank OZK	724,384	0.2
82,173		BankUnited, Inc.	2,744,578	0.8
109,735		BB&T Corp.	5,105,970	1.4
46,288		Brown & Brown, Inc.	1,365,959	0.4
182,835		Capitol Federal Financial, Inc.	2,440,847	0.7
26,801		Chubb Ltd.	3,754,284	1.1
27,859		Comerica, Inc.	2,042,622	0.6
40,878		Commerce Bancshares, Inc.	2,373,377	0.7
196,020	(1),(3)	Compass Diversified Holdings	3,075,554	0.9
122,543	(2)	Donnelley Financial Solutions, Inc.	1,823,440	0.5
198,680		First Hawaiian, Inc.	5,175,614	1.5
11,429		Granite Point Mortgage Trust, Inc.	212,237	0.1
8,499		Hanover Insurance Group, Inc.	970,331	0.3
81,617		Hilltop Holdings, Inc.	1,489,510	0.4
164,308		Home Bancshares, Inc./Conway AR	2,886,892	0.8
169,933		Invesco Ltd.	3,281,406	0.9
32,088		James River Group Holdings Ltd.	1,286,087	0.4
48,168		LegacyTexas Financial Group, Inc.	1,801,002	0.5
18,082		M&T Bank Corp.	2,839,236	0.8
81,727		Northern Trust Corp.	7,388,938	2.1
36,445		Origin Bancorp, Inc.	1,240,952	0.3
31,746		ProAssurance Corp.	1,098,729	0.3
19,764		Prosperity Bancshares, Inc.	1,364,902	0.4
16,700		Reinsurance Group of America, Inc.	2,371,066	0.7

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,338		RenaissanceRe Holdings Ltd.	$1,914,003	0.5
10,167		Signature Bank	1,302,088	0.4
22,027		South State Corp.	1,505,325	0.4
33,930		State Street Corp.	2,232,933	0.6
19,020		SunTrust Banks, Inc.	1,126,935	0.3
43,955	(2)	Texas Capital Bancshares, Inc.	2,399,503	0.7
10,113		Torchmark Corp.	828,760	0.2
6,456		Travelers Cos., Inc.	885,505	0.2
74,237		UMB Financial Corp.	4,754,137	1.3
284,400	(1)	Valley National Bancorp	2,724,552	0.8
37,664		Westamerica Bancorp.	2,327,635	0.7
812		White Mountains Insurance Group Ltd.	751,490	0.2
			93,123,047	26.3

		Health Care: 7.2%
68,015		Cardinal Health, Inc.	3,274,922	0.9
42,167	(2)	Cerner Corp.	2,412,374	0.7
30,016	(2)	Henry Schein, Inc.	1,804,262	0.5
22,951	(2)	Hologic, Inc.	1,110,828	0.3
20,565		McKesson Corp.	2,407,339	0.7
18,247	(2)	Premier, Inc.	629,339	0.2
26,444	(2)	Providence Service Corp.	1,761,699	0.5
36,716		Quest Diagnostics, Inc.	3,301,503	0.9
38,380	(4)	Siemens Healthineers AG	1,602,385	0.4
57,221		Zimmer Biomet Holdings, Inc.	7,307,122	2.1
			25,611,773	7.2

		Industrials: 16.9%
78,063		Atlas Copco AB - B Shares	1,936,151	0.5
3,834		AZZ, Inc.	156,926	0.0
19,550		Brink's Co.	1,474,265	0.4
68,993	(2)	Ceco Environmental Corp.	496,750	0.1
112,164	(2)	Charah Solutions, Inc.	717,850	0.2
11,264	(2)	CSW Industrials, Inc.	645,315	0.2
20,303		Cummins, Inc.	3,205,235	0.9
26,551		Deluxe Corp.	1,160,810	0.3
24,617	(2)	Dycom Industries, Inc.	1,130,905	0.3
30,782		Eaton Corp. PLC	2,479,798	0.7
45,021		Emerson Electric Co.	3,082,588	0.9
31,990		EnPro Industries, Inc.	2,061,755	0.6
141,593	(2)	Foundation Building Materials, Inc.	1,393,275	0.4
23,955	(2)	Gardner Denver Holdings, Inc.	666,188	0.2
19,268	(2)	Gibraltar Industries, Inc.	782,473	0.2
41,652		Global Brass & Copper Holdings, Inc.	1,434,495	0.4
49,686	(2)	GMS, Inc.	751,252	0.2
4,319		Graham Corp.	84,782	0.0
132,979	(1)	Heartland Express, Inc.	2,563,835	0.7
54,301		Hubbell, Inc.	6,406,432	1.8
8,123		Hurco Cos, Inc.	327,601	0.1
195,057		IMI PLC	2,435,997	0.7
197,022	(2)	Innerworkings, Inc.	713,220	0.2
112,906		Johnson Controls International plc	4,170,748	1.2
21,345		Korn Ferry	955,829	0.3
15,061		Masco Corp.	592,048	0.2
72,829	(2)	Milacron Holdings Corp.	824,424	0.2
40,604		MSC Industrial Direct Co.	3,358,357	1.0
79,418		nVent Electric PLC	2,142,698	0.6
23,490		Paccar, Inc.	1,600,609	0.5
22,464	(2)	PGT Innovations, Inc.	311,126	0.1
15,227		Republic Services, Inc.	1,223,946	0.4
25,558		Schneider Electric SE	2,006,021	0.6
71,052		Southwest Airlines Co.	3,688,309	1.0
18,415		Textron, Inc.	932,904	0.3
35,891		Timken Co.	1,565,565	0.4
2,815		Valmont Industries, Inc.	366,231	0.1
			59,846,713	16.9

		Information Technology: 8.2%
16,962	(2)	Advanced Energy Industries, Inc.	842,672	0.2
69,671		Applied Materials, Inc.	2,763,152	0.8
35,708		Avnet, Inc.	1,548,656	0.4
32,090		Belden, Inc.	1,723,233	0.5
108,720	(2)	Casa Systems, Inc.	902,376	0.3
12,907	(2)	Coherent, Inc.	1,829,180	0.5
47,315	(2)	Cray, Inc.	1,232,556	0.3
54,057		Cypress Semiconductor Corp.	806,530	0.2
25,757		EVERTEC, Inc.	716,302	0.2
88,104		HP, Inc.	1,711,861	0.5
62,066		Kulicke & Soffa Industries, Inc.	1,372,279	0.4
13,947		LogMeIn, Inc.	1,117,155	0.3
56,709		Maxim Integrated Products	3,015,218	0.9
23,691		Microchip Technology, Inc.	1,965,405	0.6
56,519		Presidio, Inc.	836,481	0.2
34,538		Sapiens International Corp. NV	527,741	0.1
29,949		TE Connectivity Ltd.	2,418,382	0.7
8,793	(2)	Tech Data Corp.	900,491	0.3
30,993	(2)	Teradata Corp.	1,352,844	0.4
33,142		Teradyne, Inc.	1,320,377	0.4
			28,902,891	8.2

		Materials: 5.3%
498,898		Graphic Packaging Holding Co.	6,301,082	1.8
46,521		Innophos Holdings, Inc.	1,402,143	0.4
34,761		Minerals Technologies, Inc.	2,043,599	0.6
16,500		Packaging Corp. of America	1,639,770	0.5
22,076		PolyOne Corp.	647,047	0.2
20,863		RPC Group PLC	214,774	0.1
69,717		Silgan Holdings, Inc.	2,065,715	0.6
35,310		Sonoco Products Co.	2,172,624	0.6
72,881	(1)	Tecnoglass, Inc.	530,574	0.1
35,444		WestRock Co.	1,359,277	0.4

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,768	WR Grace & Co.	$216,015	0.0
		18,592,620	5.3

	Real Estate: 6.1%
5,561	American Tower Corp.	1,095,851	0.3
81,362	Brandywine Realty Trust	1,290,401	0.4
28,402	CareTrust REIT, Inc.	666,311	0.2
16,210	Community Healthcare Trust, Inc.	581,777	0.2
76,143	Empire State Realty Trust, Inc.	1,203,059	0.3
10,910	Highwoods Properties, Inc.	510,370	0.1
107,807	Kite Realty Group Trust	1,723,834	0.5
62,530	Lexington Realty Trust	566,522	0.1
39,652	MedEquities Realty Trust, Inc.	441,327	0.1
83,738	MGM Growth Properties LLC	2,700,551	0.8
8,919	National Health Investors, Inc.	700,587	0.2
107,926	Piedmont Office Realty Trust, Inc.	2,250,257	0.6
25,099	RLJ Lodging Trust	440,989	0.1
49,439	Sabra Healthcare REIT, Inc.	962,577	0.3
51,936	Summit Hotel Properties, Inc.	592,590	0.2
15,027	Urstadt Biddle Properties, Inc.	310,157	0.1
33,186	Weingarten Realty Investors	974,673	0.3
180,152	Weyerhaeuser Co.	4,745,204	1.3
		21,757,037	6.1

	Utilities: 6.5%
37,394	Ameren Corp.	2,750,329	0.8
17,882	Atmos Energy Corp.	1,840,594	0.5
27,066	Edison International	1,675,927	0.4
23,819	Eversource Energy	1,689,958	0.5
49,663	NorthWestern Corp.	3,496,772	1.0
33,192	Pinnacle West Capital Corp.	3,172,491	0.9
23,716	Spire, Inc.	1,951,590	0.5
21,213	WEC Energy Group, Inc.	1,677,524	0.5
86,669	Xcel Energy, Inc.	4,871,664	1.4
		23,126,849	6.5

	Total Common Stock
	(Cost $345,758,184)	338,509,700	95.5

EXCHANGE-TRADED FUNDS: 2.1%
85,461	iShares Russell Mid-Cap Value ETF	7,423,143	2.1

	Total Exchange-Traded Funds
	(Cost $7,315,257)	7,423,143	2.1

	Total Long-Term Investments
	(Cost $353,073,441)	345,932,843	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateral(5): 1.3%
1,109,723	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,109,967, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,132,169, due 12/01/33-02/01/49)	1,109,723	0.3
1,109,723	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,109,965, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,131,917, due 04/02/19-10/20/68)	1,109,723	0.3
1,109,723	Guggenheim Securities LLC, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,109,965, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.302%-5.458%, Market Value plus accrued interest $1,131,918, due 01/01/27-05/20/68)	1,109,723	0.3

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,109,723	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,109,967, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,131,926, due 04/03/19-07/15/36)	$1,109,723	0.3
233,246	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $233,295, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $237,911, due 12/31/20-05/15/43)	233,246	0.1
		4,672,138	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
8,171,953	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $8,171,953)	8,171,953	2.3

	Total Short-Term Investments
	(Cost $12,844,091)	12,844,091	3.6

	Total Investments in Securities (Cost $365,917,532)	$358,776,934	101.2
	Liabilities in Excess of Other Assets	(4,377,461)	(1.2)
	Net Assets	$354,399,473	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Security is a Master Limited Partnership.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$1,188,872	$–	$–	$1,188,872
Consumer Discretionary	22,349,720	2,218,035	–	24,567,755
Consumer Staples	18,758,764	3,282,978	–	22,041,742
Energy	19,750,401	–	–	19,750,401
Financials	93,123,047	–	–	93,123,047
Health Care	24,009,388	1,602,385	–	25,611,773
Industrials	53,468,544	6,378,169	–	59,846,713
Information Technology	28,902,891	–	–	28,902,891
Materials	18,377,846	214,774	–	18,592,620
Real Estate	21,757,037	–	–	21,757,037
Utilities	23,126,849	–	–	23,126,849
Total Common Stock	324,813,359	13,696,341	–	338,509,700
Exchange-Traded Funds	7,423,143	–	–	7,423,143
Short-Term Investments	8,171,953	4,672,138	–	12,844,091
Total Investments, at fair value	$340,408,455	$18,368,479	$–	$358,776,934
Other Financial Instruments+
Forward Foreign Currency Contracts	–	131,878	–	131,878
Total Assets	$340,408,455	$18,500,357	$–	$358,908,812
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(4,870)	$–	$(4,870)
Total Liabilities	$–	$(4,870)	$–	$(4,870)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,419,546	JPY 155,158,502	Bank of America N.A.	06/28/19	$9,905
EUR 134,184	USD 151,683	Credit Suisse AG	06/28/19	(136)
USD 5,119,068	EUR 4,486,790	Credit Suisse AG	06/28/19	48,444
USD 2,840,699	NOK 24,148,496	Goldman Sachs & Co.	06/28/19	31,373
USD 1,642,232	SEK 15,058,938	Goldman Sachs & Co.	06/28/19	11,790
USD 2,123,017	GBP 1,601,613	JPMorgan Chase Bank N.A.	06/28/19	27,846
GBP 45,595	USD 60,570	JPMorgan Chase Bank N.A.	06/28/19	(925)
USD 187,677	GBP 141,585	JPMorgan Chase Bank N.A.	06/28/19	2,462
USD 910,114	CAD 1,218,643	Morgan Stanley	06/28/19	(3,809)
CAD 43,593	USD 32,634	Morgan Stanley	06/28/19	58
				$127,008

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $371,858,052.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$22,665,909
Gross Unrealized Depreciation	(35,467,770)

Net Unrealized Depreciation	$(12,801,861)

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 4.6%
902,500	(1)	Iridium Communications, Inc.	23,862,100	3.1
613,000		Manchester United PLC - Class A	11,781,860	1.5
			35,643,960	4.6

		Consumer Discretionary: 25.9%
225,100	(1)	Bright Horizons Family Solutions, Inc.	28,612,461	3.7
544,900		Choice Hotels International, Inc.	42,360,526	5.5
36,460		Dick's Sporting Goods, Inc.	1,342,093	0.2
185,000		Marriott Vacations Worldwide Corp.	17,297,500	2.2
40,000	(1)	Ollie's Bargain Outlet Holdings, Inc.	3,413,200	0.4
698,741	(1)	Penn National Gaming, Inc.	14,044,694	1.8
255,000		Red Rock Resorts, Inc.	6,591,750	0.9
60,500	(1)	Under Armour, Inc. - Class A	1,278,970	0.2
389,000		Vail Resorts, Inc.	84,529,700	11.0
			199,470,894	25.9

		Consumer Staples: 1.1%
54,275		Church & Dwight Co., Inc.	3,866,008	0.5
116,900	(1)	Performance Food Group Co.	4,633,916	0.6
			8,499,924	1.1

		Financials: 21.3%
542,600	(1)	Arch Capital Group Ltd.	17,536,832	2.3
270,000	(2)	Carlyle Group L.P.	4,935,600	0.6
317,200		Cohen & Steers, Inc.	13,408,044	1.7
65,500	(1)	Essent Group Ltd.	2,845,975	0.4
82,000		Factset Research Systems, Inc.	20,358,140	2.7
53,950		Houlihan Lokey, Inc.	2,473,608	0.3
123,241		Kinsale Capital Group, Inc.	8,450,635	1.1
12,175	(1)	LendingTree, Inc.	4,280,243	0.6
80,000		Moelis & Co.	3,328,800	0.4
136,500		Morningstar, Inc.	17,197,635	2.2
181,000		MSCI, Inc. - Class A	35,990,040	4.7
122,900	(2)	Oaktree Capital Group LLC	6,101,985	0.8
223,300		Primerica, Inc.	27,276,095	3.5
			164,183,632	21.3

		Health Care: 10.6%
94,500		Bio-Techne Corp.	18,762,975	2.4
207,500		Dechra Pharmaceuticals PLC	7,301,125	1.0
81,000	(1)	Denali Therapeutics, Inc.	1,880,820	0.2
134,900	(1)	Idexx Laboratories, Inc.	30,163,640	3.9
15,650	(1)	Mettler Toledo International, Inc.	11,314,950	1.5
62,677	(1)	Neogen Corp.	3,597,033	0.5
73,350		West Pharmaceutical Services, Inc.	8,083,170	1.1
			81,103,713	10.6

		Industrials: 7.8%
48,550		Air Lease Corp.	1,667,693	0.2
8,391		Albany International Corp.	600,712	0.1
54,771	(1)	BrightView Holdings, Inc.	788,702	0.1
109,000	(1)	CoStar Group, Inc.	50,839,780	6.6
104,200	(1)	Trex Co., Inc.	6,410,384	0.8
			60,307,271	7.8

		Information Technology: 19.9%
108,825	(1)	2U, Inc.	7,710,251	1.0
91,000	(1)	Altair Engineering, Inc.	3,349,710	0.4
176,700	(1)	ANSYS, Inc.	32,284,857	4.2
283,700	(1)	Benefitfocus, Inc.	14,048,824	1.8
65,121	(1)	Cision Ltd.	896,716	0.1
263,000	(1)	Gartner, Inc.	39,891,840	5.2
164,000	(1)	Guidewire Software, Inc.	15,934,240	2.1
15,000		Littelfuse, Inc.	2,737,200	0.4
467,600		SS&C Technologies Holdings, Inc.	29,781,444	3.9
52,753	(1)	Wix.com Ltd.	6,374,145	0.8
			153,009,227	19.9

		Real Estate: 8.5%
11,190		Alexander's, Inc.	4,209,342	0.6
82,000		Alexandria Real Estate Equities, Inc.	11,689,920	1.5
68,838		American Assets Trust, Inc.	3,156,911	0.4
470,000		Douglas Emmett, Inc.	18,997,400	2.5
699,650		Gaming and Leisure Properties, Inc.	26,985,501	3.5
			65,039,074	8.5

	Total Common Stock
	(Cost $239,234,367)		767,257,695	99.7

SHORT-TERM INVESTMENTS: 0.0%
		Mutual Funds: 0.0%
700	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
		(Cost $700)	700	0.0

	Total Short-Term Investments
	(Cost $700)		700	0.0

	Total Investments in Securities (Cost $239,235,067)		$767,258,395	99.7
	Assets in Excess of Other Liabilities		2,247,108	0.3
	Net Assets		$769,505,503	100.0

(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.
(3)	Rate shown is the 7-day yield as of March 31, 2019.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$35,643,960	$–	$–	$35,643,960
Consumer Discretionary	199,470,894	–	–	199,470,894
Consumer Staples	8,499,924	–	–	8,499,924
Financials	164,183,632	–	–	164,183,632
Health Care	73,802,588	7,301,125	–	81,103,713
Industrials	60,307,271	–	–	60,307,271
Information Technology	153,009,227	–	–	153,009,227
Real Estate	65,039,074	–	–	65,039,074
Total Common Stock	759,956,570	7,301,125	–	767,257,695
Short-Term Investments	700	–	–	700
Total Investments, at fair value	$759,957,270	$7,301,125	$–	$767,258,395

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $245,306,214.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$525,479,261
Gross Unrealized Depreciation	(3,527,173)

Net Unrealized Appreciation	$521,952,088

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Communication Services: 13.2%
54,065		Activision Blizzard, Inc.	2,461,579	0.9
3,933	(1)	Alphabet, Inc. - Class A	4,628,708	1.7
5,159	(1)	Alphabet, Inc. - Class C	6,053,106	2.2
135,980		AT&T, Inc.	4,264,333	1.6
174,659		Comcast Corp. – Class A	6,982,867	2.5
30,650	(1)	Electronic Arts, Inc.	3,114,959	1.1
30,640	(1)	Facebook, Inc. - Class A	5,107,382	1.9
25,155	(1)	T-Mobile US, Inc.	1,738,211	0.6
34,627		Verizon Communications, Inc.	2,047,495	0.7
			36,398,640	13.2

		Consumer Discretionary: 11.2%
5,365	(1)	Amazon.com, Inc.	9,553,724	3.5
45,075		Aramark	1,331,966	0.5
7,556		Dollar General Corp.	901,431	0.3
33,380		D.R. Horton, Inc.	1,381,264	0.5
100,250		eBay, Inc.	3,723,285	1.3
22,700		Las Vegas Sands Corp.	1,383,792	0.5
46,209		Lowe's Cos, Inc.	5,058,499	1.8
17,171		McDonald's Corp.	3,260,773	1.2
12,625		PVH Corp.	1,539,619	0.6
21,907		Restaurant Brands International, Inc.	1,426,365	0.5
46,660		Tapestry, Inc.	1,515,983	0.5
			31,076,701	11.2

		Consumer Staples: 6.9%
30,940		Colgate-Palmolive Co.	2,120,628	0.8
53,431		Conagra Brands, Inc.	1,482,176	0.5
6,660		Constellation Brands, Inc.	1,167,698	0.4
87,505		Mondelez International, Inc.	4,368,250	1.6
80,350		Philip Morris International, Inc.	7,102,136	2.6
40,749		Sysco Corp.	2,720,403	1.0
			18,961,291	6.9

		Energy: 5.1%
70,728		Canadian Natural Resources Ltd.	1,945,020	0.7
54,931		Chevron Corp.	6,766,400	2.5
33,294		EOG Resources, Inc.	3,168,923	1.1
53,980		Schlumberger Ltd.	2,351,909	0.8
			14,232,252	5.1

		Financials: 12.9%
17,695		Aon PLC	3,020,536	1.1
43,597	(1)	Berkshire Hathaway, Inc. – Class B	8,758,201	3.2
6,426		BlackRock, Inc.	2,746,280	1.0
93,407		Citigroup, Inc.	5,811,784	2.1
67,073		JPMorgan Chase & Co.	6,789,800	2.5
71,440		Morgan Stanley	3,014,768	1.1
111,500		Wells Fargo & Co.	5,387,680	1.9
			35,529,049	12.9

		Health Care: 13.3%
27,328		Abbott Laboratories	2,184,600	0.8
15,125		Agilent Technologies, Inc.	1,215,748	0.4
19,930	(1)	Alexion Pharmaceuticals, Inc.	2,694,137	1.0
19,720		Allergan PLC	2,887,205	1.0
9,295		Anthem, Inc.	2,667,479	1.0
22,730		Baxter International, Inc.	1,848,176	0.7
3,015	(1)	Biogen, Inc.	712,686	0.3
22,295		Bristol-Myers Squibb Co.	1,063,695	0.4
8,313		Cigna Corp.	1,336,897	0.5
16,270		CVS Health Corp.	877,441	0.3
43,965		Dentsply Sirona, Inc.	2,180,224	0.8
41,982		Johnson & Johnson	5,868,664	2.1
74,843		Medtronic PLC	6,816,700	2.5
100,311		Pfizer, Inc.	4,260,208	1.5
			36,613,860	13.3

		Industrials: 6.4%
12,835		Caterpillar, Inc.	1,739,014	0.6
39,995		Emerson Electric Co.	2,738,458	1.0
6,979		FedEx Corp.	1,266,060	0.5
19,605		Harris Corp.	3,131,115	1.1
34,032		Honeywell International, Inc.	5,408,365	2.0
5,794		Lyft, Inc.	417,168	0.2
10,695		Northrop Grumman Corp.	2,883,372	1.0
			17,583,552	6.4

		Information Technology: 22.0%
7,075	(1)	Adobe, Inc.	1,885,417	0.7
52,161		Apple, Inc.	9,907,982	3.6
7,891		Broadcom, Inc.	2,372,903	0.9
16,455		CDK Global, Inc.	967,883	0.3
74,140		Cisco Systems, Inc.	4,002,819	1.4
36,055		Fidelity National Information Services, Inc.	4,077,820	1.5
113,555	(1)	First Data Corp.	2,983,090	1.1
15,530		Lam Research Corp.	2,780,025	1.0
49,155		Marvell Technology Group Ltd.	977,693	0.4
35,391		Mastercard, Inc. - Class A	8,332,811	3.0
128,365		Microsoft Corp.	15,139,368	5.5
9,395		Nvidia Corp.	1,686,966	0.6
12,900		NXP Semiconductor NV - NXPI - US	1,140,231	0.4
4,555	(1)	Palo Alto Networks, Inc.	1,106,318	0.4
22,590		Total System Services, Inc.	2,146,276	0.8
10,090	(1)	Worldpay, Inc.	1,145,215	0.4
			60,652,817	22.0

		Materials: 3.7%
14,580		Air Products & Chemicals, Inc.	2,784,197	1.0
69,781		DowDuPont, Inc.	3,720,025	1.4
52,160		Newmont Mining Corp.	1,865,763	0.7

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
4,153		Sherwin-Williams Co.	$1,788,739	0.6
			10,158,724	3.7

		Real Estate: 1.4%
19,425		American Tower Corp.	3,827,890	1.4

		Utilities: 0.9%
30,980		American Electric Power Co., Inc.	2,594,575	0.9

		Total Common Stock
		(Cost $222,219,164)	267,629,351	97.0

OTHER: –%
		Materials: –%
649,000	(2),(3)	SINO Forest Corp. (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $222,219,164)	267,629,351	97.0

SHORT-TERM INVESTMENTS: 3.2%
		Mutual Funds: 3.2%
8,768,488	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
		(Cost $8,768,488)	8,768,488	3.2

		Total Short-Term Investments
		(Cost $8,768,488)	8,768,488	3.2

		Total Investments in Securities (Cost $230,987,652)	$276,397,839	100.2
		Liabilities in Excess of Other Assets	(559,667)	(0.2)
		Net Assets	$275,838,172	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$267,629,351	$–	$–	$267,629,351
Other	–	–	–	–
Short-Term Investments	8,768,488	–	–	8,768,488
Total Investments, at fair value	$276,397,839	$–	$–	$276,397,839

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $232,378,140.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$50,747,813
Gross Unrealized Depreciation	(6,728,114)

Net Unrealized Appreciation	$44,019,699

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 2.0%
20,000		Nexstar Media Group, Inc.	2,167,400	1.2
130,300	(1)	Vonage Holdings Corp.	1,308,212	0.8
			3,475,612	2.0

		Consumer Discretionary: 9.3%
39,000		Aarons, Inc.	2,051,400	1.2
42,000	(1)	Adtalem Global Education, Inc.	1,945,440	1.1
51,000		American Eagle Outfitters, Inc.	1,130,670	0.7
37,000		Brinker International, Inc.	1,642,060	0.9
14,500		Childrens Place, Inc./The	1,410,560	0.8
24,000		Dine Brands Global, Inc.	2,190,960	1.3
27,000	(1)	Genesco, Inc.	1,229,850	0.7
69,800		KB Home	1,687,066	1.0
41,500	(1)	Sally Beauty Holdings, Inc.	764,015	0.4
15,600	(1)	TopBuild Corp.	1,011,192	0.6
45,651		Tower International, Inc.	960,041	0.6
			16,023,254	9.3

		Consumer Staples: 2.4%
82,000	(1)	BJ's Wholesale Club Holdings, Inc.	2,246,800	1.3
29,500	(1)	TreeHouse Foods, Inc.	1,904,225	1.1
			4,151,025	2.4

		Energy: 4.4%
21,500		Arch Coal, Inc.	1,962,305	1.1
155,000	(1)	Callon Petroleum Co.	1,170,250	0.7
24,700		Delek US Holdings, Inc.	899,574	0.5
130,000	(1)	Oasis Petroleum, Inc.	785,200	0.5
79,500		Patterson-UTI Energy, Inc.	1,114,590	0.6
44,000		SM Energy Co.	769,560	0.4
205,000	(1)	Southwestern Energy Co.	961,450	0.6
			7,662,929	4.4

		Financials: 28.6%
46,000		American Equity Investment Life Holding Co.	1,242,920	0.7
47,000		Ameris Bancorp.	1,614,450	0.9
30,000		Amerisafe, Inc.	1,782,000	1.0
34,000		Argo Group International Holdings Ltd.	2,402,440	1.4
53,000	(1)	Axos Financial, Inc.	1,534,880	0.9
39,000		Blackstone Mortgage Trust, Inc.	1,347,840	0.8
49,400		OceanFirst Financial Corp.	1,188,564	0.7
58,000		Cathay General Bancorp.	1,966,780	1.1
30,000		Chemical Financial Corp.	1,234,800	0.7
82,000		CNO Financial Group, Inc.	1,326,760	0.8
44,000		Community Bank System, Inc.	2,629,880	1.5
47,500		Hancock Whitney Corp.	1,919,000	1.1
22,000	(1)	Health Insurance Innovations, Inc.	590,040	0.3
86,700		Heritage Commerce Corp.	1,049,070	0.6
52,000		Heritage Financial Corp.	1,567,280	0.9
43,500		Houlihan Lokey, Inc.	1,994,475	1.2
32,500		Independent Bank Corp.	2,632,825	1.5
39,000		Invesco Mortgage Capital, Inc.	616,200	0.4
157,724	(1)	MBIA, Inc.	1,501,532	0.9
183,000	(1)	MGIC Investment Corp.	2,413,770	1.4
23,000		Moelis & Co.	957,030	0.6
58,000		Pacific Premier Bancorp, Inc.	1,538,740	0.9
63,500		Renasant Corp.	2,149,475	1.3
62,000		Sandy Spring Bancorp, Inc.	1,939,360	1.1
140,500		SLM Corp.	1,392,355	0.8
72,000		TCF Financial Corp.	1,489,680	0.9
31,500		UMB Financial Corp.	2,017,260	1.2
75,500		Union Bankshares Corp.	2,440,915	1.4
38,000		Virtu Financial, Inc.	902,500	0.5
51,000		WSFS Financial Corp.	1,968,600	1.1
			49,351,421	28.6

		Health Care: 4.4%
47,200	(1)	Alder Biopharmaceuticals, Inc.	644,280	0.4
49,700	(1)	Amneal Pharmaceuticals, Inc.	704,249	0.4
56,000	(1)	Endo International PLC	449,680	0.3
55,000	(1)	Horizon Pharma PLC	1,453,650	0.8
26,500	(1)	Immunomedics, Inc.	509,065	0.3
19,000	(1)	LHC Group, Inc.	2,106,340	1.2
26,700	(1)	Merit Medical Systems, Inc.	1,650,861	1.0
			7,518,125	4.4

		Industrials: 15.2%
33,000		Armstrong World Industries, Inc.	2,620,860	1.5
21,500		Barnes Group, Inc.	1,105,315	0.6
59,000	(1)	Covenant Transportation Group, Inc.	1,119,820	0.7
71,100	(1)	Evoqua Water Technologies Corp.	894,438	0.5
36,500		Granite Construction, Inc.	1,574,975	0.9
31,000		Hawaiian Holdings, Inc.	813,750	0.5
59,543	(1)	Hertz Global Holdings, Inc.	1,034,262	0.6
26,000		ICF International, Inc.	1,978,080	1.2
46,000		KBR, Inc.	878,140	0.5
42,000		Kennametal, Inc.	1,543,500	0.9
44,000		Kforce, Inc.	1,545,280	0.9
32,400		Korn Ferry	1,450,872	0.8
34,461	(1)	Mastec, Inc.	1,657,574	1.0
49,500	(1)	Navistar International Corp.	1,598,850	0.9
85,000	(1)	NOW, Inc.	1,186,600	0.7
35,500		Skywest, Inc.	1,927,295	1.1

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,200	(1)	Spirit Airlines, Inc.	$697,752	0.4
98,400	(1)	Sunrun, Inc.	1,383,504	0.8
36,200		Triton International Ltd./Bermuda	1,125,820	0.7
			26,136,687	15.2

		Information Technology: 10.7%
58,000	(1)	Avaya Holdings Corp.	976,140	0.6
37,600	(1)	Ciena Corp.	1,403,984	0.8
50,000		Cohu, Inc.	737,500	0.4
32,000	(1)	Cree, Inc.	1,831,040	1.1
30,000	(1)	Electronics for Imaging, Inc.	807,000	0.5
48,000		Entegris, Inc.	1,713,120	1.0
71,000		Kulicke & Soffa Industries, Inc.	1,569,810	0.9
26,000	(1)	Lumentum Holdings, Inc.	1,470,040	0.8
20,000		Science Applications International Corp.	1,539,000	0.9
22,000		SYNNEX Corp.	2,098,580	1.2
83,000	(1)	TTM Technologies, Inc.	973,590	0.6
29,500	(1)	Verint Systems, Inc.	1,765,870	1.0
122,700	(1)	Viavi Solutions, Inc.	1,519,026	0.9
			18,404,700	10.7

		Materials: 4.7%
61,000	(1)	Allegheny Technologies, Inc.	1,559,770	0.9
34,000		Carpenter Technology Corp.	1,558,900	0.9
87,500		Cleveland-Cliffs, Inc.	874,125	0.5
33,000	(1)	Cliffs Natural Resources, Inc.	329,670	0.2
58,201	(1)	Livent Corp.	714,708	0.4
35,500		Materion Corp.	2,025,630	1.2
57,000		Orion Engineered Carbons SA	1,082,430	0.6
			8,145,233	4.7

		Real Estate: 9.3%
43,000		American Assets Trust, Inc.	1,971,980	1.1
73,000		Brandywine Realty Trust	1,157,780	0.7
72,000		Chesapeake Lodging Trust	2,002,320	1.2
38,000		CoreCivic, Inc.	739,100	0.4
78,000		First Industrial Realty Trust, Inc.	2,758,080	1.6
41,000		Hudson Pacific Properties, Inc.	1,411,220	0.8
75,000		Mack-Cali Realty Corp.	1,665,000	1.0
15,500		PS Business Parks, Inc.	2,430,865	1.4
129,000		Sunstone Hotel Investors, Inc.	1,857,600	1.1
			15,993,945	9.3

		Utilities: 6.8%
53,500		New Jersey Resources Corp.	2,663,765	1.5
25,000		ONE Gas, Inc.	2,225,750	1.3
32,700		PNM Resources, Inc.	1,548,018	0.9
40,000		Portland General Electric Co.	2,073,600	1.2
55,000		South Jersey Industries, Inc.	1,763,850	1.0
18,500		Southwest Gas Holdings, Inc.	1,521,810	0.9
			11,796,793	6.8

	Total Common Stock (Cost $148,093,526)		168,659,724	97.8

SHORT-TERM INVESTMENTS: 2.7%
		Mutual Funds: 2.7%
4,601,485	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
		(Cost $4,601,485)	4,601,485	2.7

	Total Short-Term Investments (Cost $4,601,485)		4,601,485	2.7

	Total Investments in Securities (Cost $152,695,011)		$173,261,209	100.5
	Liabilities in Excess of Other Assets		(930,089)	(0.5)
	Net Assets		$172,331,120	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2019.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$168,659,724	$–	$–	$168,659,724
Short-Term Investments	4,601,485	–	–	4,601,485
Total Investments, at fair value	$173,261,209	$–	$–	$173,261,209

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $152,700,714.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,837,617
Gross Unrealized Depreciation	(10,277,122)

Net Unrealized Appreciation	$20,560,495

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Communication Services: 4.2%
129,796		AT&T, Inc.	4,070,402	0.8
74,421		CBS Corp. - Class B	3,537,230	0.7
15,255	(1)	Charter Communications, Inc.	5,292,112	1.1
128,957		Comcast Corp. – Class A	5,155,701	1.1
1,471,749		Vodafone Group PLC	2,681,908	0.5
			20,737,353	4.2

		Consumer Discretionary: 6.6%
14,544		Advance Auto Parts, Inc.	2,480,188	0.5
176,139		Carnival Corp.	8,933,770	1.8
213,956		eBay, Inc.	7,946,326	1.6
120,490		Gap, Inc.	3,154,428	0.7
267,256		General Motors Co.	9,915,198	2.0
			32,429,910	6.6

		Consumer Staples: 7.5%
101,776		Altria Group, Inc.	5,844,996	1.2
92,748		Archer-Daniels-Midland Co.	4,000,221	0.8
38,120		Bunge Ltd.	2,023,028	0.4
54,097		Danone	4,165,541	0.9
65,859		Kimberly-Clark Corp.	8,159,930	1.6
83,223		Philip Morris International, Inc.	7,356,081	1.5
65,162		Reckitt Benckiser Group PLC	5,422,981	1.1
			36,972,778	7.5

		Energy: 17.9%
61,776		Anadarko Petroleum Corp.	2,809,573	0.6
231,070		BP PLC ADR	10,102,380	2.0
161,129		Canadian Natural Resources Ltd.	4,423,858	0.9
81,319		Chevron Corp.	10,016,875	2.0
241,006		Devon Energy Corp.	7,606,149	1.5
432,268		EnCana Corp.	3,129,620	0.6
16,521		Exxon Mobil Corp.	1,334,897	0.3
100,947		Halliburton Co.	2,957,747	0.6
122,582		Hess Corp.	7,383,114	1.5
535,160		Marathon Oil Corp.	8,942,524	1.8
177,499		Noble Energy, Inc.	4,389,550	0.9
63,045		Occidental Petroleum Corp.	4,173,579	0.9
175,848		Royal Dutch Shell PLC - Class A ADR	11,006,326	2.2
320,586	(2)	Suncor Energy, Inc.	10,396,604	2.1
			88,672,796	17.9

		Financials: 28.1%
256,754		American International Group, Inc.	11,055,827	2.2
50,418		Allstate Corp.	4,748,367	1.0
153,692		Ally Financial, Inc.	4,224,993	0.9
775,919		Bank of America Corp.	21,407,605	4.3
122,088		Bank of New York Mellon Corp.	6,156,898	1.2
381,063		Citigroup, Inc.	23,709,740	4.8
163,336		Citizens Financial Group, Inc.	5,308,420	1.1
253,512		Fifth Third Bancorp	6,393,573	1.3
26,310		Goldman Sachs Group, Inc.	5,051,257	1.0
166,505		JPMorgan Chase & Co.	16,855,301	3.4
147,017		Metlife, Inc.	6,258,514	1.3
197,336		Morgan Stanley	8,327,579	1.7
43,726		PNC Financial Services Group, Inc.	5,363,431	1.1
104,797		State Street Corp.	6,896,691	1.4
147,115		Wells Fargo & Co.	7,108,597	1.4
			138,866,793	28.1

		Health Care: 12.6%
54,282		Allergan PLC	7,947,427	1.6
33,758		Anthem, Inc.	9,687,871	2.0
45,882		Bristol-Myers Squibb Co.	2,189,030	0.4
76,865		Cardinal Health, Inc.	3,701,050	0.8
65,267		CVS Health Corp.	3,519,849	0.7
85,064		Gilead Sciences, Inc.	5,530,011	1.1
29,318		McKesson Corp.	3,431,965	0.7
55,565		Medtronic PLC	5,060,860	1.0
30,239		Merck & Co., Inc.	2,514,978	0.5
147,114	(1)	Mylan NV	4,169,211	0.8
45,213		Novartis AG	4,345,853	0.9
78,004		Pfizer, Inc.	3,312,830	0.7
159,580		Sanofi ADR	7,066,202	1.4
			62,477,137	12.6

		Industrials: 6.6%
145,188		Arconic, Inc.	2,774,543	0.6
16,909		Caterpillar, Inc.	2,291,000	0.5
80,328		Eaton Corp. PLC	6,471,224	1.3
52,130		Emerson Electric Co.	3,569,341	0.7
178,355		General Electric Co.	1,781,766	0.3
32,865		Ingersoll-Rand PLC - Class A	3,547,777	0.7
240,182		Johnson Controls International plc	8,872,323	1.8
70,599		Textron, Inc.	3,576,545	0.7
			32,884,519	6.6

		Information Technology: 8.7%
226,354		Cisco Systems, Inc.	12,220,853	2.5
75,420		Cognizant Technology Solutions Corp.	5,464,179	1.1
174,920		Intel Corp.	9,393,204	1.9
66,616		Microsoft Corp.	7,856,691	1.6
14,424		NetApp, Inc.	1,000,160	0.2
124,895		Qualcomm, Inc.	7,122,762	1.4
			43,057,849	8.7

		Materials: 2.1%
79,235		CF Industries Holdings, Inc.	3,239,127	0.6

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
158,387	International Paper Co.	$7,328,566	1.5
		10,567,693	2.1

	Total Common Stock (Cost $421,260,208)	466,666,828	94.3

CLOSED-END FUNDS: 0.4%
	Consumer Discretionary: 0.4%
27,521	(1) Altaba, Inc.	2,039,857	0.4

	Total Closed-End Funds (Cost $1,037,816)	2,039,857	0.4

	Total Long-Term Investments (Cost $422,298,024)	468,706,685	94.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
	Securities Lending Collateral(3): 0.0%
7,825	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $7,827, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $7,982, due 12/31/20-05/15/43)
	(Cost $7,825)	7,825	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.1%
25,008,355	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $25,008,355)	25,008,355	5.1

	Total Short-Term Investments (Cost $25,016,180)	25,016,180	5.1

	Total Investments in Securities (Cost $447,314,204)	$493,722,865	99.8
	Assets in Excess of Other Liabilities	1,014,085	0.2
	Net Assets	$494,736,950	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$18,055,445	$2,681,908	$–	$20,737,353
Consumer Discretionary	32,429,910	–	–	32,429,910
Consumer Staples	27,384,256	9,588,522	–	36,972,778
Energy	88,672,796	–	–	88,672,796
Financials	138,866,793	–	–	138,866,793
Health Care	58,131,284	4,345,853	–	62,477,137
Industrials	32,884,519	–	–	32,884,519
Information Technology	43,057,849	–	–	43,057,849
Materials	10,567,693	–	–	10,567,693
Total Common Stock	450,050,545	16,616,283	–	466,666,828
Closed-End Funds	2,039,857	–	–	2,039,857
Short-Term Investments	25,008,355	7,825	–	25,016,180
Total Investments, at fair value	$477,098,757	$16,624,108	$–	$493,722,865
Other Financial Instruments+
Forward Foreign Currency Contracts	–	196,355	–	196,355
Total Assets	$477,098,757	$16,820,463	$–	$493,919,220
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(18,265)	$–	$(18,265)
Total Liabilities	$–	$(18,265)	$–	$(18,265)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,460,345	EUR	4,819,582	CIBC World Markets Corp.	04/12/19	$49,394
USD	4,357,047	GBP	3,316,759	Goldman Sachs International	04/12/19	34,934
CAD	233,190	USD	174,239	Goldman Sachs International	04/12/19	303
EUR	241,290	USD	273,334	Goldman Sachs International	04/12/19	(2,437)
GBP	204,549	USD	270,254	Goldman Sachs International	04/12/19	(3,704)
USD	3,814,122	CAD	5,086,387	Goldman Sachs International	04/12/19	6,974
USD	224,511	GBP	168,984	Goldman Sachs International	04/12/19	4,307
USD	239,586	CAD	320,247	Goldman Sachs International	04/12/19	(118)
USD	1,006,315	CHF	1,006,881	Goldman Sachs International	04/12/19	(5,834)
USD	228,120	EUR	201,847	JPMorgan Chase Bank N.A.	04/12/19	1,506
USD	4,357,860	GBP	3,316,736	RBC Capital Markets Corp.	04/12/19	35,777
USD	5,460,653	EUR	4,819,585	RBC Capital Markets Corp.	04/12/19	49,697
USD	200,642	GBP	153,907	RBC Capital Markets Corp.	04/12/19	84
USD	42,937	CHF	42,953	RBC Capital Markets Corp.	04/12/19	(241)
USD	274,105	EUR	241,508	RBC Capital Markets Corp.	04/12/19	2,963
USD	52,160	CHF	51,995	RBC Capital Markets Corp.	04/12/19	(107)
USD	1,006,351	CHF	1,006,906	RBC Capital Markets Corp.	04/12/19	(5,824)
USD	3,814,378	CAD	5,086,381	RBC Capital Markets Corp.	04/12/19	7,234
USD	203,180	GBP	153,944	RBC Capital Markets Corp.	04/12/19	2,574
CAD	269,800	USD	201,337	RBC Capital Markets Corp.	04/12/19	608
						$178,090

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $452,526,196.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$69,739,331
Gross Unrealized Depreciation	(28,235,924)

Net Unrealized Appreciation	$41,503,407

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.8%
		Communication Services: 2.4%
146,687		CBS Corp. - Class B	$6,972,033	0.5
50,412	(1)	Charter Communications, Inc.	17,488,427	1.3
223,686		Comcast Corp. – Class A	8,942,967	0.6
			33,403,427	2.4

		Consumer Discretionary: 5.1%
210,065	(1)	Capri Holdings Ltd.	9,610,474	0.7
345,626		Carnival Corp.	17,530,151	1.3
302,488		eBay, Inc.	11,234,404	0.8
593,102		General Motors Co.	22,004,084	1.6
3,112,587		Kingfisher PLC	9,545,468	0.7
			69,924,581	5.1

		Consumer Staples: 4.0%
415,124		Mondelez International, Inc.	20,722,990	1.5
251,722		Philip Morris International, Inc.	22,249,707	1.7
321,360	(1)	US Foods Holding Corp.	11,218,678	0.8
			54,191,375	4.0

		Energy: 8.6%
207,921		Anadarko Petroleum Corp.	9,456,247	0.7
2,189,900		BP PLC	15,901,989	1.2
296,497		Canadian Natural Resources Ltd.	8,140,438	0.6
546,616		Devon Energy Corp.	17,251,201	1.3
741,663		Marathon Oil Corp.	12,393,189	0.9
255,023		Occidental Petroleum Corp.	16,882,523	1.2
618,628		Royal Dutch Shell PLC - Class A	19,441,054	1.4
151,756		Schlumberger Ltd.	6,612,009	0.5
491,799		TechnipFMC PLC	11,567,112	0.8
			117,645,762	8.6

		Financials: 17.0%
525,259		American International Group, Inc.	22,617,652	1.6
308,857		AXA Equitable Holdings, Inc.	6,220,380	0.4
1,246,553		Bank of America Corp.	34,392,397	2.5
631,456		Citigroup, Inc.	39,289,192	2.9
510,251		Citizens Financial Group, Inc.	16,583,157	1.2
349,095		First Horizon National Corp.	4,880,348	0.3
69,701		Goldman Sachs Group, Inc.	13,381,895	1.0
240,007		JPMorgan Chase & Co.	24,295,909	1.8
486,898		Morgan Stanley	20,547,096	1.5
73,562		PNC Financial Services Group, Inc.	9,023,115	0.7
160,086		State Street Corp.	10,535,260	0.8
357,300		Wells Fargo & Co.	17,264,736	1.3
78,084		Willis Towers Watson PLC	13,715,455	1.0
			232,746,592	17.0

		Health Care: 10.4%
32,542		Anthem, Inc.	9,338,903	0.7
254,864		Bristol-Myers Squibb Co.	12,159,561	0.9
83,704	(1)	Celgene Corp.	7,896,635	0.6
227,097		CVS Health Corp.	12,247,341	0.9
202,158		Johnson & Johnson	28,259,667	2.1
100,459		McKesson Corp.	11,759,731	0.8
98,290		Medtronic PLC	8,952,253	0.6
132,294		Merck & Co., Inc.	11,002,892	0.8
177,833		Novartis AG	17,093,226	1.3
114,605		Sanofi	10,133,899	0.7
108,541		Zimmer Biomet Holdings, Inc.	13,860,686	1.0
			142,704,794	10.4

		Industrials: 4.1%
154,466		CSX Corp.	11,557,146	0.9
100,214		General Dynamics Corp.	16,964,226	1.2
100,797		Ingersoll-Rand PLC - Class A	10,881,036	0.8
431,835		Johnson Controls International plc	15,951,985	1.2
			55,354,393	4.1

		Information Technology: 6.7%
57,243		Apple, Inc.	10,873,308	0.8
391,128		Cisco Systems, Inc.	21,117,001	1.5
148,249		Cognizant Technology Solutions Corp.	10,740,640	0.8
379,145		Intel Corp.	20,360,086	1.5
46,448		Juniper Networks, Inc.	1,229,479	0.1
379,103		Oracle Corp.	20,361,622	1.5
128,212		Qualcomm, Inc.	7,311,930	0.5
			91,994,066	6.7

		Materials: 1.8%
239,251		DowDuPont, Inc.	12,754,471	0.9
225,268		Mosaic Co.	6,152,069	0.5
102,987		Nutrien Ltd.	5,433,594	0.4
			24,340,134	1.8

		Utilities: 0.7%
52,041		Duke Energy Corp.	4,683,690	0.3
119,426	(2)	FirstEnergy Corp.	4,969,316	0.4
			9,653,006	0.7

	Total Common Stock
	(Cost $748,438,648)		831,958,130	60.8

PREFERRED STOCK: 0.8%
		Energy: 0.5%
140,612	(1),(3)	El Paso Energy Capital Trust I	7,616,952	0.5

		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	3,870,883	0.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
4,000	(1),(3),(4)	Wells Fargo & Co.	$104,200	0.0
			3,975,083	0.3

	Total Preferred Stock
	(Cost $10,847,296)		11,592,035	0.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.2%
		Basic Materials: 0.2%
770,000	(5)	Basell Finance Co. BV, 8.100%, 03/15/2027	937,546	0.1
412,000		Eastman Chemical Co., 2.700%, 01/15/2020	411,781	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	218,543	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	195,033	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	208,622	0.0
			1,971,525	0.2

		Communications: 1.5%
1,830,000		Amazon.com, Inc., 2.600%, 12/05/2019	1,828,123	0.1
455,000		America Movil S.A.B de CV, 4.375%, 07/16/2042	477,395	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	841,328	0.1
466,000		AT&T, Inc., 3.400%, 05/15/2025	461,854	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	540,357	0.1
747,000		AT&T, Inc., 4.500%, 05/15/2035	738,085	0.1
1,300,000		AT&T, Inc., 4.800%, 06/15/2044	1,280,533	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/2042	3,038,301	0.2
271,000		AT&T, Inc., 5.150%, 11/15/2046	279,058	0.0
101,000		AT&T, Inc., 5.350%, 09/01/2040	106,443	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,692,848	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	896,949	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,113,267	0.1
430,000		Comcast Corp., 4.600%, 10/15/2038	461,787	0.0
135,000		Comcast Corp., 6.450%, 03/15/2037	172,376	0.0
125,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	128,172	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	259,004	0.0
1,595,000		Orange SA, 1.625%, 11/03/2019	1,584,888	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	926,202	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	434,298	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	373,385	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	874,817	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/2036	451,413	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/2046	132,246	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	558,091	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	897,166	0.1
			20,548,386	1.5

		Consumer, Cyclical: 1.0%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,782,441	0.2
137,000	(5)	Alimentation Couche-Tard, Inc., 4.500%, 07/26/2047	128,884	0.0
587,198		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	589,929	0.0
129,775		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/12/2022	132,483	0.0
291,719		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	298,501	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	598,931	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	345,452	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/2024	539,377	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	976,647	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	590,512	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	$737,007	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/2021	886,713	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/2043	623,500	0.1
1,460,000		QVC, Inc., 5.450%, 08/15/2034	1,422,532	0.1
709,276		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	715,624	0.1
589,555		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	582,760	0.0
422,572	(5)	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/2025	432,228	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	1,011,947	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	734,893	0.1
			14,130,361	1.0

		Consumer, Non-cyclical: 2.5%
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,117,122	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/2044	984,668	0.1
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,350,580	0.1
1,475,000	(5)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,477,755	0.1
1,646,000	(5)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,656,646	0.1
315,000	(5)	Bayer US Finance II LLC, 2.125%, 07/15/2019	314,050	0.0
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	495,840	0.0
1,200,000	(5)	Bayer US Finance LLC, 2.375%, 10/08/2019	1,196,175	0.1
981,000	(5)	Bayer US Finance LLC, 3.000%, 10/08/2021	973,610	0.1
442,000		Becton Dickinson & Co., 2.675%, 12/15/2019	440,647	0.0
435,000		Becton Dickinson & Co., 4.875%, 05/15/2044	431,467	0.0
325,000		Celgene Corp., 4.000%, 08/15/2023	337,263	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/2044	1,459,782	0.1
107,000	(5)	Cigna Corp., 4.800%, 08/15/2038	110,170	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	616,014	0.1
495,000		CVS Health Corp., 4.100%, 03/25/2025	508,955	0.0
510,988		CVS Pass-Through Trust, 6.036%, 12/10/2028	557,993	0.1
2,934,000		DexCom, Inc., 0.750%, 05/15/2022	3,945,964	0.3
965,000	(5)	ERAC USA Finance LLC, 2.350%, 10/15/2019	962,361	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/2019	419,377	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/2019	1,394,854	0.1
1,910,000		Gilead Sciences, Inc., 2.550%, 09/01/2020	1,908,363	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	785,037	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	106,152	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,240,381	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	288,746	0.0
2,795,000		JM Smucker Co/The, 2.500%, 03/15/2020	2,788,063	0.2
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	970,717	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	413,673	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	97,770	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/2022	1,766,135	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/2035	630,214	0.1
502,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	500,002	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/2046	457,631	0.0
574,000		Mylan NV, 3.150%, 06/15/2021	572,968	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	283,231	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	859,513	0.1
79,000		Zoetis, Inc., 4.700%, 02/01/2043	84,189	0.0
			34,504,078	2.5

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 0.9%
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/2046	$743,809	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	403,038	0.0
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/2019	459,636	0.0
182,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	188,296	0.0
570,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	543,317	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/2019	613,863	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	818,510	0.1
175,000		Enterprise Products Operating LLC, 5.250%, 01/31/2020	178,357	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	255,962	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/2034	760,280	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,455,437	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	927,893	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	583,084	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	516,736	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	297,075	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	871,698	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	557,767	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	820,987	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/2020	559,475	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	267,231	0.0
			12,822,451	0.9

		Financial: 5.3%
530,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.950%, 02/01/2022	537,229	0.0
395,000		American International Group, Inc., 2.300%, 07/16/2019	394,392	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,026,048	0.1
231,000		Air Lease Corp., 3.000%, 09/15/2023	226,110	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,924,087	0.1
885,000		Aircastle Ltd., 4.400%, 09/25/2023	902,129	0.1
410,000		Allstate Corp., 3.280%, 12/15/2026	416,477	0.0
543,000		American Express Co., 3.625%, 12/05/2024	558,049	0.0
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/2047	581,376	0.0
455,000	(5)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	453,800	0.0
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	440,804	0.0
1,555,000	(5)	Athene Global Funding, 4.000%, 01/25/2022	1,594,827	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	938,331	0.1
3,120,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	3,118,656	0.2
720,000		Bank of America Corp., 3.248%, 10/21/2027	706,236	0.1
2,730,000		Bank of Montreal, 2.100%, 12/12/2019	2,721,546	0.2
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	740,413	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	773,340	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,142,596	0.1
130,000	(5)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	131,700	0.0
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	629,551	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	1,992,966	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	538,697	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	287,489	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	718,612	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	587,280	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
325,000		CNA Financial Corp., 5.875%, 08/15/2020	$338,058	0.0
1,335,000	(5)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,329,496	0.1
895,000	(4),(5)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	915,137	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	506,782	0.0
1,190,000		Crown Castle International Corp., 3.800%, 02/15/2028	1,185,077	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	59,476	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	623,782	0.0
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,340,247	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	840,716	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	373,085	0.0
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	833,610	0.1
500,000		HCP, Inc., 2.625%, 02/01/2020	498,884	0.0
840,000		HCP, Inc., 3.875%, 08/15/2024	857,034	0.1
320,000		HCP, Inc., 4.200%, 03/01/2024	332,304	0.0
350,000		Hospitality Properties Trust, 4.500%, 06/15/2023	354,660	0.0
240,000		Hospitality Properties Trust, 5.000%, 08/15/2022	248,635	0.0
670,000	(5)	Jackson National Life Global Funding, 2.100%, 10/25/2021	657,957	0.1
620,000	(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	623,871	0.0
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	547,391	0.0
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,263,953	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,232,158	0.1
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	694,541	0.1
665,000	(4)	JPMorgan Chase & Co., 5.000%, 12/31/2199	662,174	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	454,196	0.0
2,335,000	(5)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	2,396,788	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	566,153	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	283,029	0.0
395,000		Marsh & McLennan Cos, Inc., 4.750%, 03/15/2039	428,835	0.0
1,300,000	(5)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,283,241	0.1
670,000	(5)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	665,106	0.1
740,000	(5)	Mizuho Bank Ltd., 2.650%, 09/25/2019	739,649	0.1
2,360,000	(2),(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,456,198	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/2019	2,971,420	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,072,070	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,205,027	0.1
1,000,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,092,831	0.1
333,000		Prudential Financial, Inc., 3.935%, 12/07/2049	322,524	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	312,669	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	277,203	0.0
690,000	(5)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	689,700	0.1
1,360,000	(5)	Societe Generale SA, 2.625%, 09/16/2020	1,355,558	0.1
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	840,920	0.1
985,000	(5)	Standard Chartered PLC, 3.050%, 01/15/2021	982,530	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/2020	1,098,821	0.1
590,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	585,771	0.0
670,000		Synchrony Financial, 3.950%, 12/01/2027	634,134	0.1
616,000	(5)	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/2047	636,822	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	$495,616	0.0
585,000	(5)	UBS Group Funding Switzerland AG, 4.125%, 04/15/2026	605,954	0.0
410,000		US Bancorp, 3.100%, 04/27/2026	409,946	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/2043	167,872	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/2035	1,114,819	0.1
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	983,176	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	481,316	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/2044	2,061,134	0.2
315,000		Willis North America, Inc., 3.600%, 05/15/2024	317,355	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	365,830	0.0
			71,755,982	5.3

		Industrial: 0.7%
305,000	(5)	Aviation Capital Group LLC, 2.875%, 01/20/2022	300,587	0.0
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,128,889	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	992,960	0.1
435,000	(5)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	433,812	0.0
224,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	264,564	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	382,562	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,014,911	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	317,128	0.0
605,000		FedEx Corp., 5.100%, 01/15/2044	631,712	0.1
100,000		General Dynamics Corp., 2.875%, 05/11/2020	100,350	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	743,624	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	283,972	0.0
410,000	(5)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	402,810	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/2024	162,176	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	726,037	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/2044	401,613	0.0
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	296,978	0.0
345,000		United Technologies Corp., 4.450%, 11/16/2038	357,853	0.0
752,000		Waste Management, Inc., 3.900%, 03/01/2035	755,685	0.1
			9,698,223	0.7

		Technology: 0.7%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,135,098	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	444,480	0.0
2,315,000		Applied Materials, Inc., 2.625%, 10/01/2020	2,312,411	0.2
1,030,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,028,483	0.1
910,000	(5)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	970,292	0.1
35,000	(5)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	42,360	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	352,503	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,672,482	0.1
649,000		Microsoft Corp., 3.500%, 02/12/2035	659,659	0.0
795,000	(5)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	856,477	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	283,580	0.0
			9,757,825	0.7

		Utilities: 0.4%
150,000	(5)	Electricite de France SA, 4.600%, 01/27/2020	152,577	0.0
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	632,516	0.0
350,000	(4),(5)	Electricite de France SA, 5.625%, 12/31/2199	350,642	0.0
2,135,000		Georgia Power Co., 2.000%, 03/30/2020	2,119,062	0.2
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	708,356	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	772,427	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	596,679	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
667,000		Sempra Energy, 3.800%, 02/01/2038	$613,209	0.0
			5,945,468	0.4

	Total Corporate Bonds/Notes
	(Cost $177,335,194)		181,134,299	13.2

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	391,157	0.0

	Total Municipal Bonds
	(Cost $325,000)		391,157	0.0

U.S. TREASURY OBLIGATIONS: 10.9%
		U.S. Treasury Bonds: 0.9%
10,115,200		3.375%, 11/15/2048	11,285,758	0.8
425,000		4.500%, 02/15/2036	539,119	0.1
			11,824,877	0.9

		U.S. Treasury Notes: 10.0%
50,346,000		2.375%, 03/15/2022	50,586,913	3.7
31,951,700	(2)	2.375%, 02/29/2024	32,181,353	2.4
47,470,000		2.500%, 02/28/2021	47,667,483	3.5
180,000		2.625%, 11/15/2020	180,837	0.0
5,967,900	(2)	2.625%, 02/15/2029	6,084,810	0.4
			136,701,396	10.0

	Total U.S. Treasury Obligations
	(Cost $146,999,767)		148,526,273	10.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(6)
915,000		6.625%, 11/15/2030	1,262,618	0.1

		Total U.S. Government Agency Obligations
		(Cost $1,020,946)	1,262,618	0.1

CONVERTIBLE BONDS/NOTES: 7.3%
		Communications: 2.7%
3,989,000		Ctrip.com International Ltd., 1.250%, 09/15/2022	4,056,737	0.3
5,342,000		DISH Network Corp., 3.375%, 08/15/2026	4,551,385	0.3
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,297,012	0.1
2,501,000		FireEye, Inc., 1.000%, 06/01/2035	2,433,820	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,377,782	0.2
2,954,000	(5)	GCI Liberty, Inc., 1.750%, 09/30/2046	3,240,995	0.2
1,807,000	(2),(5)	Liberty Expedia Holdings, Inc., 1.000%, 06/30/2047	1,764,743	0.1
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	10,738,581	0.8
1,933,000		Liberty Media Corp., 2.250%, 09/30/2046	996,655	0.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	755,430	0.0
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,628,273	0.2
2,258,000	(5)	Viavi Solutions, Inc., 1.750%, 06/01/2023	2,501,974	0.2
			37,343,387	2.7

		Consumer, Cyclical: 0.2%
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,616,284	0.2

		Consumer, Non-cyclical: 1.9%
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,501,554	0.3
3,140,000	(5)	DexCom, Inc., 0.750%, 12/01/2023	3,242,014	0.2
617,000	(5)	Euronet Worldwide, Inc., 0.750%, 03/15/2049	666,130	0.1
514,000	(5)	Insulet Corp., 1.375%, 11/15/2024	620,334	0.0
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/2021	2,448,797	0.2
1,251,000		Medicines Co/The, 2.750%, 07/15/2023	1,058,678	0.1
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,848,529	0.2
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	3,082,158	0.2
924,000	(2)	Pacira Pharmaceuticals, Inc./DE, 2.375%, 04/01/2022	911,984	0.1
798,000	(5)	Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	774,749	0.1
1,309,000		Wright Medical Group NV, 2.250%, 11/15/2021	2,032,118	0.1
3,694,000	(5)	Wright Medical Group, Inc., 1.625%, 06/15/2023	4,144,206	0.3
			26,331,251	1.9

		Energy: 0.5%
1,298,000		Chesapeake Energy Corp., 5.500%, 09/15/2026	1,205,964	0.1
2,490,000	(2)	Ensco Jersey Finance Ltd., 3.000%, 01/31/2024	1,926,785	0.1
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/2022	1,347,480	0.1
1,360,000		Nabors Industries, Inc., 0.750%, 01/15/2024	973,382	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Energy: (continued)
1,677,000	(2),(5)	Oil States International, Inc., 1.500%, 02/15/2023	$1,463,405	0.1
			6,917,016	0.5

		Technology: 2.0%
3,560,000	(5)	Cree, Inc., 0.875%, 09/01/2023	4,088,175	0.3
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	2,799,163	0.2
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	3,754,240	0.3
1,819,000		Nuance Communications, Inc., 1.250%, 04/01/2025	1,808,868	0.1
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	3,069,940	0.2
790,000		RealPage, Inc., 1.500%, 11/15/2022	1,219,184	0.1
3,899,000		SanDisk LLC, 0.500%, 10/15/2020	3,395,405	0.3
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	790,676	0.1
2,238,000	(5)	Western Digital Corp., 1.500%, 02/01/2024	1,973,945	0.1
2,643,000		Workday, Inc., 0.250%, 10/01/2022	3,744,804	0.3
			26,644,400	2.0

		Total Convertible Bonds/Notes
		(Cost $95,720,712)	99,852,338	7.3

EQUITY-LINKED NOTES: 1.0%
		Financial: 1.0%
9,000,000	(5)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	7,458,300	0.5
6,746,000		GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	6,208,142	0.5

		Total Equity-Linked Notes
		(Cost $15,746,000)	13,666,442	1.0

STRUCTURED NOTES: 0.9%
		Financial: 0.9%
5,915,000		Wells Fargo Securities, LLC, Convertible Trust - Consumer Series 2018-1 (Linked to a basket of 5 Bonds), 0.250%, 01/17/2024	6,098,365	0.4
6,139,000		Wells Fargo Securities, LLC, Convertible Trust - Healthcare Series 2018-1 (Linked to a basket of 4 Bonds), 0.250%, 02/05/2024	6,113,216	0.5

		Total Structured Notes
		(Cost $12,054,115)	12,211,581	0.9

		Total Long-Term Investments
		(Cost $1,208,487,678)	1,300,594,873	95.0

SHORT-TERM INVESTMENTS: 8.7%
		Securities Lending Collateral(7): 3.7%
12,057,726		Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $12,060,352, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,298,881, due 04/02/19-10/20/68)	12,057,726	0.9
12,057,726		Daiwa Capital Markets, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $12,060,352, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $12,298,881, due 04/11/19-03/20/49)	12,057,726	0.9
8,221,979		HSBC Securities USA, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $8,223,723, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $8,386,419, due 08/15/20-05/15/48)	8,221,979	0.6

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(7) (continued)
12,057,726	Nomura Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $12,060,352, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $12,298,881, due 05/01/19-01/20/69)	$12,057,726	0.9
6,338,998	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $6,340,457, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,476,477, due 07/15/20-02/15/47)	6,338,998	0.4
		50,734,155	3.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.0%
68,182,474	(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
		(Cost $68,182,474)	68,182,474	5.0

		Total Short-Term Investments
		(Cost $118,916,629)	118,916,629	8.7

		Total Investments in Securities (Cost $1,327,404,307)	$1,419,511,502	103.7
		Liabilities in Excess of Other Assets	(50,453,087)	(3.7)
		Net Assets	$1,369,058,415	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$33,403,427	$–	$–	$33,403,427
Consumer Discretionary	60,379,113	9,545,468	–	69,924,581
Consumer Staples	54,191,375	–	–	54,191,375
Energy	82,302,719	35,343,043	–	117,645,762
Financials	232,746,592	–	–	232,746,592
Health Care	115,477,669	27,227,125	–	142,704,794
Industrials	55,354,393	–	–	55,354,393
Information Technology	91,994,066	–	–	91,994,066
Materials	24,340,134	–	–	24,340,134
Utilities	9,653,006	–	–	9,653,006
Total Common Stock	759,842,494	72,115,636	–	831,958,130
Preferred Stock	7,721,152	3,870,883	–	11,592,035
Corporate Bonds/Notes	–	181,134,299	–	181,134,299
Municipal Bonds	–	391,157	–	391,157
Convertible Bonds/Notes	–	99,852,338	–	99,852,338
U.S. Treasury Obligations	–	148,526,273	–	148,526,273
U.S. Government Agency Obligations	–	1,262,618	–	1,262,618
Structured Notes	–	12,211,581	–	12,211,581
Equity-Linked Notes	–	13,666,442	–	13,666,442
Short-Term Investments	68,182,474	50,734,155	–	118,916,629
Total Investments, at fair value	$835,746,120	$583,765,382	$–	$1,419,511,502
Other Financial Instruments+
Forward Foreign Currency Contracts	–	641,901	–	641,901
Total Assets	$835,746,120	$584,407,283	$–	$1,420,153,403
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(29,593)	$–	$(29,593)
Total Liabilities	$–	$(29,593)	$–	$(29,593)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 160,107	USD 119,219	State Street Bank and Trust Co.	05/03/19	$685
CAD 175,675	USD 131,317	State Street Bank and Trust Co.	05/03/19	245
USD 3,075,262	CAD 4,126,693	State Street Bank and Trust Co.	05/03/19	(15,209)
USD 6,260,434	CHF 6,195,958	State Street Bank and Trust Co.	05/03/19	19,488
USD 3,802,651	EUR 3,350,944	State Street Bank and Trust Co.	05/03/19	33,865
USD 16,895,191	GBP 12,747,768	State Street Bank and Trust Co.	05/03/19	265,793
USD 58,477	CHF 57,851	State Street Bank and Trust Co.	05/03/19	206

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 172,029	CHF 170,720	State Street Bank and Trust Co.	05/03/19	$70
USD 151,084	CAD 202,359	State Street Bank and Trust Co.	05/03/19	(462)
USD 3,836,068	EUR 3,380,094	The Bank of New York Mellon	05/03/19	34,497
USD 16,900,717	GBP 12,752,457	The Bank of New York Mellon	05/03/19	265,202
USD 6,221,922	CHF 6,155,379	The Bank of New York Mellon	05/03/19	21,850
USD 3,060,711	CAD 4,105,546	The Bank of New York Mellon	05/03/19	(13,922)
				$612,308

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,332,755,523.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$142,955,583
Gross Unrealized Depreciation	(54,792,400)

Net Unrealized Appreciation	$88,163,183

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 2.1%
54,112		CBS Corp. - Class B	2,571,944	0.6
84,310	(1)	Dish Network Corp. - Class A	2,671,784	0.6
43,930	(1)	Liberty Media Corp. - SiriusXM C	1,679,883	0.4
18,000	(1)	Liberty Broadband Corp. - Series C	1,651,320	0.3
15,330	(2)	Match Group, Inc.	867,831	0.2
			9,442,762	2.1

		Consumer Discretionary: 13.0%
6,900	(1)	Autozone, Inc.	7,066,428	1.6
62,060		Best Buy Co., Inc.	4,409,984	1.0
84,660		BorgWarner, Inc.	3,251,791	0.7
50,130		Expedia Group, Inc.	5,965,470	1.3
131,660		Gap, Inc.	3,446,859	0.8
28,980		Genuine Parts Co.	3,246,629	0.7
53,190		Hilton Worldwide Holdings, Inc.	4,420,621	1.0
67,351		Kohl's Corp.	4,631,728	1.0
37,060	(1)	Mohawk Industries, Inc.	4,675,119	1.0
94,786	(2)	Newell Brands, Inc.	1,454,017	0.3
68,370		Nordstrom, Inc.	3,034,261	0.7
39,160		PVH Corp.	4,775,562	1.1
27,460		Ralph Lauren Corp.	3,561,013	0.8
44,370		Tiffany & Co.	4,683,253	1.0
			58,622,735	13.0

		Consumer Staples: 5.4%
98,532		Conagra Brands, Inc.	2,733,278	0.6
19,940		Constellation Brands, Inc.	3,496,080	0.8
224,540		Coty, Inc - Class A	2,582,210	0.6
53,813	(1)	Edgewell Personal Care Co.	2,361,853	0.5
56,513		Energizer Holdings, Inc.	2,539,129	0.5
66,720		Keurig Dr Pepper, Inc.	1,866,158	0.4
122,520		Kroger Co.	3,013,992	0.7
32,610		Molson Coors Brewing Co.	1,945,186	0.4
37,270	(1)	Post Holdings, Inc.	4,077,338	0.9
			24,615,224	5.4

		Energy: 6.2%
150,890		Cabot Oil & Gas Corp.	3,938,229	0.9
68,014		Diamondback Energy, Inc.	6,905,462	1.5
126,800		EQT Corp.	2,629,832	0.6
117,054		Equitrans Midstream Corp.	2,549,436	0.5
98,250		PBF Energy, Inc.	3,059,505	0.7
314,350		Williams Cos., Inc.	9,028,132	2.0
			28,110,596	6.2

		Financials: 21.5%
4,493	(1)	Alleghany Corp.	2,751,513	0.6
126,660		Ally Financial, Inc.	3,481,883	0.8
35,950		Ameriprise Financial, Inc.	4,605,195	1.0
127,900		Citizens Financial Group, Inc.	4,156,750	0.9
31,320		Comerica, Inc.	2,296,382	0.5
233,560		Fifth Third Bancorp	5,890,383	1.3
43,580		First Republic Bank	4,378,047	1.0
117,240		Hartford Financial Services Group, Inc.	5,829,173	1.3
254,180		Huntington Bancshares, Inc.	3,223,002	0.7
112,410		Invesco Ltd.	2,170,637	0.5
51,850		Lincoln National Corp.	3,043,595	0.7
169,920		Loews Corp.	8,144,266	1.8
51,813		M&T Bank Corp.	8,135,677	1.8
48,860		Marsh & McLennan Cos., Inc.	4,587,954	1.0
51,040		Northern Trust Corp.	4,614,526	1.0
36,160		Principal Financial Group, Inc.	1,814,870	0.4
65,140		Progressive Corp.	4,695,943	1.0
49,770		Raymond James Financial, Inc.	4,002,006	0.9
114,700		SunTrust Banks, Inc.	6,795,975	1.5
63,700		T. Rowe Price Group, Inc.	6,377,644	1.4
45,400		Unum Group	1,535,882	0.3
34,530		WR Berkley Corp.	2,925,382	0.7
37,960		Zions Bancorp NA	1,723,764	0.4
			97,180,449	21.5

		Health Care: 6.6%
60,670		AmerisourceBergen Corp.	4,824,478	1.1
26,130		Cigna Corp.	4,202,227	0.9
14,352	(1)	Covetrus, Inc.	457,111	0.1
43,840	(1)	Henry Schein, Inc.	2,635,222	0.6
8,550		Humana, Inc.	2,274,300	0.5
30,460	(1)	Laboratory Corp. of America Holdings	4,659,771	1.0
35,610		Universal Health Services, Inc.	4,763,550	1.1
47,240		Zimmer Biomet Holdings, Inc.	6,032,548	1.3
			29,849,207	6.6

		Industrials: 7.6%
29,820		Acuity Brands, Inc.	3,578,698	0.8
63,960		Ametek, Inc.	5,306,761	1.2
25,480		Carlisle Cos., Inc.	3,124,358	0.7
63,460		Fortune Brands Home & Security, Inc.	3,021,331	0.7
20,500		Hubbell, Inc.	2,418,590	0.5
29,550		IDEX Corp.	4,483,917	1.0
30,120	(1)	Middleby Corp.	3,916,504	0.9
46,800		MSC Industrial Direct Co.	3,870,828	0.8
29,741		Snap-On, Inc.	4,655,061	1.0
			34,376,048	7.6

		Information Technology: 7.5%
52,100		Amphenol Corp.	4,920,324	1.1
37,270		Analog Devices, Inc.	3,923,413	0.9
69,740	(1)	Arrow Electronics, Inc.	5,374,164	1.2
56,550		CDW Corp.	5,449,723	1.2

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
84,982	(1)	CommScope Holding Co., Inc.	$1,846,659	0.4
29,846		Jack Henry & Associates, Inc.	4,140,834	0.9
31,279	(1)	Keysight Technologies, Inc.	2,727,529	0.6
48,100	(1)	Synopsys, Inc.	5,538,715	1.2
			33,921,361	7.5

		Materials: 4.9%
116,320		Ball Corp.	6,730,275	1.5
16,930		Martin Marietta Materials, Inc.	3,405,977	0.8
9,460		Sherwin-Williams Co.	4,074,517	0.9
154,180		Silgan Holdings, Inc.	4,568,353	1.0
87,810		WestRock Co.	3,367,514	0.7
			22,146,636	4.9

		Real Estate: 13.3%
55,210		American Campus Communities, Inc.	2,626,892	0.6
112,850		American Homes 4 Rent	2,563,952	0.6
30,120		AvalonBay Communities, Inc.	6,045,988	1.3
42,950		Boston Properties, Inc.	5,750,146	1.3
200,160		Brixmor Property Group, Inc.	3,676,939	0.8
107,600	(1)	CBRE Group, Inc.	5,320,820	1.2
76,520	(1)	Cushman & Wakefield PLC	1,362,056	0.3
12,510		Essex Property Trust, Inc.	3,618,392	0.8
36,790		Federal Realty Investment Trust	5,071,501	1.1
46,803		JBG SMITH Properties	1,935,304	0.4
163,470		Kimco Realty Corp.	3,024,195	0.7
157,462		Outfront Media, Inc.	3,684,611	0.8
113,830		Rayonier, Inc.	3,587,922	0.8
41,880		Regency Centers Corp.	2,826,481	0.6
67,206		Vornado Realty Trust	4,532,373	1.0
86,100		Weyerhaeuser Co.	2,267,874	0.5
28,630		WP Carey, Inc.	2,242,588	0.5
			60,138,034	13.3

		Utilities: 10.1%
172,110		CMS Energy Corp.	9,558,989	2.1
30,380		Edison International	1,881,130	0.4
74,160		Evergy, Inc.	4,304,988	1.0
83,990		National Fuel Gas Co.	5,120,030	1.1
48,150		Sempra Energy	6,060,159	1.3
118,420		WEC Energy Group, Inc.	9,364,654	2.1
164,800		Xcel Energy, Inc.	9,263,408	2.1
			45,553,358	10.1

	Total Common Stock (Cost $345,503,093)		443,956,410	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(3): 0.5%
1,000,000	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,000,219, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,020,227, due 12/01/33-02/01/49)	$1,000,000	0.3
1,000,000	Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,000,218, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $1,021,576, due 01/01/28-07/01/48)	1,000,000	0.2
63,920	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $63,934, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $65,198, due 12/31/20-05/15/43)	63,920	0.0
		2,063,920	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
8,228,771	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $8,228,771)	8,228,771	1.8

	Total Short-Term Investments (Cost $10,292,691)	10,292,691	2.3

	Total Investments in Securities (Cost $355,795,784)	$454,249,101	100.5
	Liabilities in Excess of Other Assets	(2,073,869)	(0.5)
	Net Assets	$452,175,232	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$443,956,410	$–	$–	$443,956,410
Short-Term Investments	8,228,771	2,063,920	–	10,292,691
Total Investments, at fair value	$452,185,181	$2,063,920	$–	$454,249,101

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $356,841,540.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$118,657,911
Gross Unrealized Depreciation	(21,250,350)

Net Unrealized Appreciation	$97,407,561

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Brazil: 0.5%
191,040	(1),(2)	StoneCo Ltd.	7,853,654	0.5

		China: 2.3%
81,070	(2)	Baidu, Inc. ADR	13,364,390	0.9
696,563	(2)	JD.com, Inc. ADR	21,001,374	1.4
			34,365,764	2.3

		Denmark: 0.5%
156,913	(1)	FLSmidth & Co. A/S	6,785,283	0.5

		France: 6.8%
62,510		Kering SA	35,856,055	2.4
151,018		LVMH Moet Hennessy Louis Vuitton SE	55,625,286	3.7
372,660		Societe Generale	10,767,497	0.7
			102,248,838	6.8

		Germany: 5.9%
124,151		Allianz SE	27,666,886	1.8
154,984		Bayer AG	9,979,763	0.7
316,206		SAP SE	36,555,018	2.4
133,124		Siemens AG	14,316,551	1.0
			88,518,218	5.9

		India: 3.8%
11,812,628		DLF Ltd.	34,518,730	2.3
2,004,802		ICICI Bank Ltd. ADR	22,975,031	1.5
			57,493,761	3.8

		Italy: 0.2%
105,375	(2)	Brunello Cucinelli SpA	3,627,946	0.2

		Japan: 12.4%
389,400		Capcom Co., Ltd.	8,739,660	0.6
81,500		Fanuc Ltd.	13,937,614	0.9
44,702		Keyence Corp.	27,947,468	1.8
609,000		Minebea Mitsumi, Inc.	9,192,539	0.6
590,100		Murata Manufacturing Co., Ltd.	29,531,549	2.0
260,300		Nidec Corp.	33,145,278	2.2
39,000		Nintendo Co., Ltd.	11,180,949	0.7
306,200	(1)	Omron Corp.	14,385,649	1.0
37,600		Suzuki Motor Corp.	1,666,729	0.1
278,741		Takeda Pharmaceutical Co., Ltd.	11,415,070	0.8
320,300		TDK Corp.	25,208,955	1.7
			186,351,460	12.4

		Netherlands: 4.0%
453,093		Airbus SE	60,051,533	4.0

		Spain: 1.9%
1,038,577	(1)	Banco Bilbao Vizcaya Argentaria SA	5,934,286	0.4
757,052		Industria de Diseno Textil SA	22,258,517	1.5
			28,192,803	1.9

		Sweden: 2.0%
872,610		Assa Abloy AB	18,832,958	1.2
427,796		Atlas Copco AB - A Shares	11,508,155	0.8
			30,341,113	2.0

		Switzerland: 2.0%
1,168,468		Credit Suisse Group AG	13,620,155	0.9
1,384,611		UBS Group AG	16,800,246	1.1
			30,420,401	2.0

		United Kingdom: 5.7%
2,760,672	(1),(2)	Circassia Pharmaceuticals Plc	1,006,784	0.1
9,176,974	(2)	Earthport PLC	4,362,702	0.3
353,230	(2)	Farfetch Ltd.	9,505,419	0.6
463,877	(1)	International Game Technology PLC	6,025,762	0.4
1,164,916		Prudential PLC	23,351,418	1.5
449,894		TechnipFMC PLC	10,505,440	0.7
553,417		Unilever PLC	31,856,288	2.1
			86,613,813	5.7

		United States: 49.1%
107,510		3M Co.	22,338,428	1.5
267,290	(2)	Acadia Pharmaceuticals, Inc.	7,176,736	0.5
167,073	(2)	Adobe, Inc.	44,523,284	2.9
253,090		Agilent Technologies, Inc.	20,343,374	1.3
83,830	(2)	Alphabet, Inc. - Class A	98,658,689	6.5
7,321	(2)	Amazon.com, Inc.	13,036,871	0.9
78,910	(2)	AnaptysBio, Inc.	5,764,375	0.4
141,770		Anthem, Inc.	40,685,155	2.7
34,600	(2)	Biogen, Inc.	8,178,748	0.5
65,940	(2)	Bluebird Bio, Inc.	10,374,340	0.7
125,510	(2)	Blueprint Medicines Corp.	10,047,075	0.7
202,080	(2)	Centene Corp.	10,730,448	0.7
509,260		Citigroup, Inc.	31,686,157	2.1
419,040		Colgate-Palmolive Co.	28,721,002	1.9
126,630		Equifax, Inc.	15,005,655	1.0
260,880	(2)	Facebook, Inc. - Class A	43,486,087	2.9
34,000		Gilead Sciences, Inc.	2,210,340	0.1
348,730	(1),(2)	GlycoMimetics, Inc.	4,345,176	0.3
99,300		Goldman Sachs Group, Inc.	19,064,607	1.3
127,280	(2)	Incyte Corp., Ltd.	10,947,353	0.7
188,780		Intuit, Inc.	49,348,980	3.3
148,690	(2)	Ionis Pharmaceuticals, Inc.	12,069,167	0.8
327,350	(2)	MacroGenics, Inc.	5,885,753	0.4
575,310		Maxim Integrated Products	30,589,233	2.0
60,059	(1),(2)	Mirati Therapeutics, Inc.	4,402,325	0.3
647,760		Newell Brands, Inc.	9,936,638	0.7
322,152	(2)	PayPal Holdings, Inc.	33,452,264	2.2
318,250	(2)	resTORbio, Inc.	2,170,465	0.1
207,150		S&P Global, Inc.	43,615,432	2.9
105,830	(2)	Sage Therapeutics, Inc.	16,832,262	1.1
45,410	(2)	Sarepta Therapeutics, Inc.	5,412,418	0.4

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
186,820	Tiffany & Co.	$19,718,851	1.3
116,860	(2) Uniqure B.V.	6,970,699	0.5
172,190	United Parcel Service, Inc. - Class B	19,240,511	1.3
197,310	Walt Disney Co.	21,907,329	1.4
91,980	Zimmer Biomet Holdings, Inc.	11,745,846	0.8
		740,622,073	49.1

	Total Common Stock (Cost $853,544,778)	1,463,486,660	97.1

PREFERRED STOCK: 1.3%
	Germany: 1.3%
291,594	Bayerische Motoren Werke AG	19,196,511	1.3

	India: 0.0%
2,598,630	(2) Zee Entertainment Enterprises Ltd.	206,690	0.0

	Total Preferred Stock (Cost $11,574,678)	19,403,201	1.3

	Total Long-Term Investments (Cost $865,119,456)	1,482,889,861	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateral(3): 2.3%
8,224,309		Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $8,226,114, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $8,390,662, due 12/01/33-02/01/49)	8,224,309	0.6
8,224,309		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $8,226,100, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $8,388,795, due 04/15/19-10/20/68)	8,224,309	0.5
5,626,978		Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $5,628,204, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $5,748,386, due 01/01/28-07/01/48)	5,626,978	0.4
8,224,309		RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $8,226,100, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $8,388,795, due 04/11/19-09/09/49)	8,224,309	0.5
4,326,422		State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $4,327,418, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,420,252, due 07/15/20-02/15/47)	4,326,422	0.3
			34,626,327	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
18,893,987	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
		(Cost $18,893,987)	18,893,987	1.2

	Total Short-Term Investments (Cost $53,520,314)		53,520,314	3.5

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $918,639,770)	$1,536,410,175	101.9
Liabilities in Excess of Other Assets	(28,593,304)	(1.9)
Net Assets	$1,507,816,871	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	20.1%
Industrials	14.9
Consumer Discretionary	14.5
Health Care	14.5
Financials	14.3
Communication Services	13.1
Consumer Staples	4.0
Real Estate	2.3
Energy	0.7
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Brazil	$7,853,654	$–	$–	$7,853,654
China	34,365,764	–	–	34,365,764
Denmark	–	6,785,283	–	6,785,283
France	–	102,248,838	–	102,248,838
Germany	–	88,518,218	–	88,518,218
India	22,975,031	34,518,730	–	57,493,761
Italy	–	3,627,946	–	3,627,946
Japan	–	186,351,460	–	186,351,460
Netherlands	–	60,051,533	–	60,051,533
Spain	–	28,192,803	–	28,192,803
Sweden	–	30,341,113	–	30,341,113
Switzerland	–	30,420,401	–	30,420,401
United Kingdom	20,900,667	65,713,146	–	86,613,813
United States	740,622,073	–	–	740,622,073
Total Common Stock	826,717,189	636,769,471	–	1,463,486,660
Preferred Stock	206,690	19,196,511	–	19,403,201
Short-Term Investments	18,893,987	34,626,327	–	53,520,314
Total Investments, at fair value	$845,817,866	$690,592,309	$–	$1,536,410,175
Other Financial Instruments+
Forward Foreign Currency Contracts	–	9,615	–	9,615
Total Assets	$845,817,866	$690,601,924	$–	$1,536,419,790

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® Oppenheimer Global Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,195,892	JPY	242,305,016	Deutsche Bank AG	04/01/19	$9,615
						$9,615

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $934,091,717.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$670,192,962
Gross Unrealized Depreciation	(63,792,858)

Net Unrealized Appreciation	$606,400,104

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 84.1%
		Basic Materials: 7.4%
400,000	(1)	Century Aluminum Co., 7.500%, 06/01/2021	403,000	0.4
305,000		CF Industries, Inc., 4.950%, 06/01/2043	262,681	0.3
179,000		CF Industries, Inc., 5.375%, 03/15/2044	161,995	0.2
638,000		Chemours Co/The, 7.000%, 05/15/2025	673,090	0.7
415,000		Coeur Mining, Inc., 5.875%, 06/01/2024	400,994	0.4
430,000		Commercial Metals Co., 5.375%, 07/15/2027	414,950	0.4
515,000		Commercial Metals Co., 5.750%, 04/15/2026	515,000	0.5
425,000	(1)	First Quantum Minerals Ltd., 6.875%, 03/01/2026	395,781	0.4
247,000	(1)	Hudbay Minerals, Inc., 7.250%, 01/15/2023	256,571	0.3
243,000	(1)	Hudbay Minerals, Inc., 7.625%, 01/15/2025	250,290	0.3
450,000	(1)	Joseph T Ryerson & Son, Inc., 11.000%, 05/15/2022	475,875	0.5
380,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	385,700	0.4
125,000	(1)	NOVA Chemicals Corp., 4.875%, 06/01/2024	123,281	0.1
519,000	(1)	NOVA Chemicals Corp., 5.000%, 05/01/2025	510,566	0.5
130,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.750%, 04/30/2026	120,900	0.1
570,000	(1)	OCI NV, 6.625%, 04/15/2023	593,940	0.6
430,000		Olin Corp., 5.000%, 02/01/2030	423,013	0.4
535,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	541,688	0.6
325,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	309,156	0.3
			7,218,471	7.4

		Communications: 12.3%
200,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	205,000	0.2
200,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	202,500	0.2
210,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	208,162	0.2
505,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	522,675	0.5
310,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	325,500	0.3
280,000		CenturyLink, Inc., 6.450%, 06/15/2021	292,250	0.3
380,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	403,750	0.4
155,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	137,823	0.2
120,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	120,360	0.1
200,000	(1)	CSC Holdings LLC, 5.375%, 07/15/2023	204,250	0.2
200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	201,000	0.2
400,000	(1)	CSC Holdings LLC, 5.500%, 04/15/2027	409,460	0.4
100,000	(1)	Frontier Communications Corp., 8.500%, 04/01/2026	93,125	0.1
555,000		Frontier Communications Corp., 8.750%, 04/15/2022	396,825	0.4
330,000		Frontier Communications Corp., 11.000%, 09/15/2025	219,094	0.2
250,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	251,250	0.3
249,000	(1)	Gray Television, Inc., 5.875%, 07/15/2026	254,030	0.3
66,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	70,290	0.1
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/2026	413,444	0.4
690,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	690,000	0.7
520,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	432,900	0.5
526,000		Netflix, Inc., 4.375%, 11/15/2026	516,795	0.5
350,000		Quebecor Media, Inc., 5.750%, 01/15/2023	366,625	0.4
320,000	(1)	Sinclair Television Group, Inc., 5.875%, 03/15/2026	323,600	0.3
322,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	323,401	0.3
237,000	(1)	Sirius XM Radio, Inc., 5.375%, 07/15/2026	242,036	0.3
200,000		Sprint Corp., 7.125%, 06/15/2024	203,500	0.2
1,660,000		Sprint Corp., 7.250%, 09/15/2021	1,747,150	1.8
205,000		Sprint Corp., 7.625%, 02/15/2025	209,612	0.2
95,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	97,613	0.1
130,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	133,900	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
250,000		T-Mobile USA, Inc., 6.000%, 04/15/2024	$261,250	0.3
70,000		T-Mobile USA, Inc., 6.500%, 01/15/2024	72,800	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	481,500	0.5
480,000	(1)	Videotron Ltd., 5.375%, 06/15/2024	502,800	0.5
335,000	(1),(2)	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/2025	319,506	0.3
187,000	(1),(2)	Windstream Services LLC / Windstream Finance Corp., 8.750%, 12/15/2024	48,620	0.1
310,000	(2)	Windstream Services LLC, 6.375%, 08/01/2023	80,600	0.1
			11,984,996	12.3

		Consumer, Cyclical: 10.8%
513,000		American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	497,610	0.5
225,000		Beazer Homes USA, Inc., 5.875%, 10/15/2027	197,437	0.2
570,000		Beazer Homes USA, Inc., 6.750%, 03/15/2025	541,500	0.6
70,000		Beazer Homes USA, Inc., 8.750%, 03/15/2022	73,395	0.1
400,000	(1)	Cirsa Finance International Sarl, 7.875%, 12/20/2023	414,804	0.4
128,000		Eldorado Resorts, Inc., 6.000%, 09/15/2026	130,560	0.1
441,000	(1)	Enterprise Development Authority/The, 12.000%, 07/15/2024	449,820	0.5
235,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	238,493	0.2
360,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/2023	357,750	0.4
148,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	149,110	0.1
279,000	(1)	Golden Nugget, Inc., 8.750%, 10/01/2025	293,647	0.3
203,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	203,254	0.2
205,000	(1)	International Game Technology PLC, 6.250%, 01/15/2027	210,509	0.2
100,000	(1)	JC Penney Corp., Inc., 5.875%, 07/01/2023	84,750	0.1
430,000		KB Home, 6.875%, 06/15/2027	443,975	0.4
245,000		KB Home, 7.500%, 09/15/2022	268,888	0.3
652,000		Lennar Corp., 4.750%, 11/15/2022	670,745	0.7
250,000		Lennar Corp., 4.750%, 11/29/2027	251,054	0.3
100,000		LKQ Corp., 4.750%, 05/15/2023	101,090	0.1
230,000		Meritage Homes Corp., 5.125%, 06/06/2027	223,606	0.2
240,000		Meritage Homes Corp., 6.000%, 06/01/2025	253,200	0.3
145,000		Meritage Homes Corp., 7.000%, 04/01/2022	155,694	0.2
314,000		MGM Resorts International, 5.500%, 04/15/2027	319,495	0.3
75,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	73,125	0.1
245,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	206,413	0.2
200,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	196,500	0.2
792,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	809,820	0.8
595,000		Scientific Games International, Inc., 10.000%, 12/01/2022	628,469	0.6
250,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	271,625	0.3
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	364,088	0.4
150,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 04/15/2023	153,750	0.2
400,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	401,748	0.4
455,000		Titan International, Inc., 6.500%, 11/30/2023	421,444	0.4
357,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	348,075	0.4
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	146,625	0.1
			10,552,068	10.8

		Consumer, Non-cyclical: 13.8%
475,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 5.750%, 03/15/2025	453,031	0.5
148,000	(1)	Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 7.500%, 03/15/2026	152,995	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/2025	$197,500	0.2
205,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	217,813	0.2
200,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	205,000	0.2
894,000	(1)	Bausch Health Cos, Inc., 5.875%, 05/15/2023	906,293	0.9
95,000	(1)	Bausch Health Cos, Inc., 6.500%, 03/15/2022	98,444	0.1
125,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	132,563	0.1
472,000		BioScrip, Inc., 8.875%, 02/15/2021	479,080	0.5
658,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	638,260	0.7
215,000	(1)	C&S Group Enterprises LLC, 5.375%, 07/15/2022	216,612	0.2
250,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	245,625	0.2
293,000	(1)	Carriage Services, Inc., 6.625%, 06/01/2026	301,057	0.3
590,000	(1)	Centene Corp., 5.375%, 06/01/2026	616,550	0.6
85,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	80,112	0.1
220,000		Darling Ingrediants, Inc., 5.250%, 04/15/2027	220,000	0.2
270,000	(1)	Endo Finance LLC, 5.750%, 01/15/2022	257,512	0.3
200,000	(1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	146,000	0.1
171,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	163,732	0.2
738,000		HCA, Inc., 5.375%, 02/01/2025	784,125	0.8
139,000		HCA, Inc., 5.625%, 09/01/2028	147,340	0.1
93,000		HCA, Inc., 5.875%, 02/01/2029	100,319	0.1
416,000		Horizon Pharma USA, Inc., 6.625%, 05/01/2023	429,691	0.4
35,000	(1)	Horizon Pharma USA, Inc., 8.750%, 11/01/2024	38,194	0.0
400,000		Ingles Markets, Inc., 5.750%, 06/15/2023	409,500	0.4
469,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	487,174	0.5
345,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	359,442	0.4
308,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	313,005	0.3
246,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	248,460	0.3
259,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	258,029	0.3
160,000	(1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 04/15/2024	160,400	0.2
170,000	(1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 04/15/2026	170,425	0.2
665,000	(1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.250%, 05/15/2023	699,912	0.7
365,000	(1)	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/2023	388,497	0.4
95,000	(1)	Simmons Foods, Inc., 5.750%, 11/01/2024	83,837	0.1
397,000		StoneMor Partners L.P. / Cornerstone Family Services of West Virginia Subsidiary, 7.875%, 06/01/2021	359,285	0.4
280,000	(1)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	284,900	0.3
235,000	(1)	Team Health Holdings, Inc., 6.375%, 02/01/2025	191,819	0.2
60,000		United Rentals North America, Inc., 4.625%, 10/15/2025	59,400	0.1
60,000		United Rentals North America, Inc., 4.875%, 01/15/2028	58,512	0.1
470,000		United Rentals North America, Inc., 5.750%, 11/15/2024	484,688	0.5
276,000		United Rentals North America, Inc., 6.500%, 12/15/2026	291,180	0.3
388,000	(1)	Verscend Escrow Corp., 9.750%, 08/15/2026	388,485	0.4
496,000		WellCare Health Plans, Inc., 5.250%, 04/01/2025	515,220	0.5
			13,440,018	13.8

		Energy: 16.9%
280,000	(1)	American Midstream Partners L.P. / American Midstream Finance Corp., 9.500%, 12/15/2021	259,000	0.3
200,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	207,876	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
212,000		Antero Resources Corp., 5.000%, 03/01/2025	$209,615	0.2
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/2021	524,770	0.5
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/2022	50,625	0.1
640,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	654,208	0.7
355,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/2022	362,100	0.4
155,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	158,875	0.2
102,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	79,560	0.1
320,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/2021	314,400	0.3
203,000	(1)	Centennial Resource Production LLC, 6.875%, 04/01/2027	205,497	0.2
518,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	544,547	0.6
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	109,000	0.1
465,000	(1)	Cheniere Energy Partners L.P., 5.625%, 10/01/2026	477,787	0.5
249,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	232,118	0.2
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/2019	90,000	0.1
102,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	101,745	0.1
120,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	125,400	0.1
325,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	310,375	0.3
285,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	283,575	0.3
200,000		Energy Transfer L.P., 4.250%, 03/15/2023	202,500	0.2
295,000		Energy Transfer Operating L.P., 5.875%, 01/15/2024	323,163	0.3
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/2045	52,050	0.1
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/2044	156,600	0.2
150,000		Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/2025	153,750	0.2
392,000		FTS International, Inc., 6.250%, 05/01/2022	381,220	0.4
210,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%, 05/15/2026	199,500	0.2
233,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.500%, 10/01/2025	227,757	0.2
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/2022	102,750	0.1
369,000	(1)	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/2021	285,975	0.3
300,000		Gulfport Energy Corp., 6.000%, 10/15/2024	273,792	0.3
10,000		Gulfport Energy Corp., 6.625%, 05/01/2023	9,750	0.0
452,000		Halcon Resources Corp., 6.750%, 02/15/2025	273,460	0.3
350,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	357,875	0.4
230,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	227,125	0.2
659,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	586,510	0.6
173,000		Jagged Peak Energy LLC, 5.875%, 05/01/2026	172,403	0.2
300,000	(1)	Marathon Petroleum Corp., 5.375%, 10/01/2022	304,501	0.3
100,000	(1)	MEG Energy Corp., 6.500%, 01/15/2025	98,875	0.1
100,000	(1)	MEG Energy Corp., 7.000%, 03/31/2024	93,750	0.1
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	257,187	0.3
490,000	(1)	Neptune Energy Bondco PLC, 6.625%, 05/15/2025	482,650	0.5

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
162,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	$164,835	0.2
313,000		Oasis Petroleum, Inc., 6.875%, 03/15/2022	316,913	0.3
230,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/2025	231,150	0.2
200,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	200,500	0.2
210,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/2024	217,613	0.2
400,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	413,400	0.4
400,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	409,000	0.4
407,000		Resolute Energy Corp., 8.500%, 05/01/2020	407,000	0.4
85,000		SESI LLC, 7.750%, 09/15/2024	70,763	0.1
517,000	(1)	Shelf Drilling Holdings Ltd., 8.250%, 02/15/2025	492,443	0.5
27,000		SM Energy Co., 6.125%, 11/15/2022	27,135	0.0
260,000		SM Energy Co., 6.750%, 09/15/2026	250,575	0.3
563,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	571,445	0.6
100,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	99,500	0.1
335,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	334,581	0.3
84,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	82,845	0.1
92,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	99,475	0.1
200,000	(1)	TerraForm Power Operating LLC, 4.250%, 01/31/2023	198,598	0.2
420,000	(1)	Transocean, Inc., 7.250%, 11/01/2025	416,325	0.4
163,000	(1)	USA Compression Partners L.P. / USA Compression Finance Corp., 6.875%, 09/01/2027	166,464	0.2
200,000		Whiting Petroleum Corp., 5.750%, 03/15/2021	203,300	0.2
125,000		Whiting Petroleum Corp., 6.625%, 01/15/2026	123,125	0.1
93,000		Williams Cos, Inc./The, 5.750%, 06/24/2044	102,608	0.1
200,000		WPX Energy, Inc., 5.250%, 09/15/2024	203,000	0.2
80,000		WPX Energy, Inc., 8.250%, 08/01/2023	90,400	0.1
			16,417,209	16.9

		Financial: 8.5%
500,000	(1)	Alliance Data Systems Corp., 5.875%, 11/01/2021	512,500	0.5
300,000	(1)	Avation Capital SA, 6.500%, 05/15/2021	301,125	0.3
500,000	(3)	Barclays PLC, 7.750%, 12/31/2199	501,142	0.5
402,000	(1),(3)	BNP Paribas SA, 6.625%, 12/31/2199	402,251	0.4
235,000	(3)	Credit Suisse Group AG, 7.125%, 12/31/2199	241,463	0.2
190,000		CyrusOne L.P. / CyrusOne Finance Corp., 5.000%, 03/15/2024	194,512	0.2
40,000		CyrusOne L.P. / CyrusOne Finance Corp., 5.375%, 03/15/2027	41,488	0.0
195,000		Equinix, Inc., 5.375%, 04/01/2023	199,144	0.2
405,000	(1)	Freedom Mortgage Corp., 8.125%, 11/15/2024	361,462	0.4
515,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	459,637	0.5
260,000	(1)	Iron Mountain US Holdings, Inc., 5.375%, 06/01/2026	257,400	0.3
300,000		Iron Mountain, Inc., 5.750%, 08/15/2024	303,750	0.3
250,000	(1)	Kendall Re Ltd., 7.824%, (US0003M + 5.250%), 05/06/2024	248,237	0.3
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/2024	249,688	0.3
250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 11.631%, (T-BILL 3MO + 9.250%), 12/06/2019	251,688	0.3
200,000	(3)	Lloyds Banking Group PLC, 7.500%, 12/31/2199	203,129	0.2
130,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	132,600	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	117,000	(1)	Nationstar Mortgage Holdings, Inc., 8.125%, 07/15/2023	$120,803	0.1
	834,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/2021	836,085	0.9
	125,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/2022	123,281	0.1
	195,000	(1)	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022	200,850	0.2
	343,000	(1)	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/2025	313,845	0.3
	106,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 04/01/2027	108,783	0.1
	600,000	(1),(3)	Societe Generale SA, 7.375%, 12/31/2199	620,250	0.6
	250,000	(1)	Tailwind Re Ltd. 2017-1, 9.351%, (T-BILL 3MO + 7.250%), 01/08/2025	248,163	0.3
	235,000	(3)	UBS Group Funding Switzerland AG, 7.125%, 12/31/2199	244,580	0.3
	335,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.000%, 04/15/2023	318,350	0.3
	250,000	(1)	Ursa Re Ltd 2017-2 D (Cat Bond), 7.631%, (T-BILL 3MO + 5.250%), 12/10/2020	251,563	0.3
				8,247,769	8.5

			Industrial: 10.3%
	607,000	(1)	American Woodmark Corp., 4.875%, 03/15/2026	596,377	0.6
	250,000	(1)	Amsted Industries, Inc., 5.000%, 03/15/2022	251,875	0.3
	250,000	(1)	Amsted Industries, Inc., 5.375%, 09/15/2024	247,500	0.3
EUR	100,000	(4)	ARD Finance SA, 6.625% (PIK Rate 7.375%, Cash Rate 0.000%), 09/15/2023	113,901	0.1
	100,000	(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	100,125	0.1
	80,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	80,700	0.1
	510,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	511,275	0.5
	90,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	95,148	0.1
	384,000		Ball Corp., 5.250%, 07/01/2025	403,200	0.4
EUR	160,000		Belden, Inc., 3.875%, 03/15/2028	180,394	0.2
	475,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	481,531	0.5
	192,000	(1)	Bombardier, Inc., 7.500%, 03/15/2025	198,480	0.2
	292,000	(1)	Bombardier, Inc., 7.875%, 04/15/2027	301,490	0.3
	689,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/2024	681,249	0.7
	545,000	(1)	Cloud Crane LLC, 10.125%, 08/01/2024	587,237	0.6
	603,000		Covanta Holding Corp., 6.000%, 01/01/2027	604,508	0.6
	640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	713,600	0.7
	110,000	(1)	DAE Funding LLC, 4.500%, 08/01/2022	111,238	0.1
	498,000	(1)	EnPro Industries, Inc., 5.750%, 10/15/2026	502,980	0.5
	400,000		Fly Leasing Ltd., 6.375%, 10/15/2021	406,000	0.4
	416,000	(1)	GFL Environmental, Inc., 5.375%, 03/01/2023	395,200	0.4
	44,000	(1)	Greif, Inc., 6.500%, 03/01/2027	45,100	0.1
	215,000	(1)	Itron, Inc., 5.000%, 01/15/2026	212,044	0.2
	265,000		MasTec, Inc., 4.875%, 03/15/2023	267,319	0.3
	400,000	(1)	Novelis Corp., 5.875%, 09/30/2026	399,000	0.4
	125,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	117,500	0.1
	175,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	180,600	0.2
	96,911		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	97,153	0.1
	274,000	(1)	Standard Industries, Inc./NJ, 5.375%, 11/15/2024	281,877	0.3
	355,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	358,550	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
200,000	(1)	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/2021	$107,000	0.1
418,000	(1)	Tervita Escrow Corp., 7.625%, 12/01/2021	416,955	0.4
			10,047,106	10.3

		Technology: 2.4%
570,000	(1)	First Data Corp., 5.750%, 01/15/2024	588,240	0.6
250,000		GCI, Inc., 6.750%, 06/01/2021	251,562	0.2
200,000	(2),(5),(6)	Midway Games, Inc., 0.000%, 06/01/2021	–	–
160,000	(1)	MSCI, Inc., 4.750%, 08/01/2026	164,800	0.2
265,000		NCR Corp., 5.000%, 07/15/2022	265,663	0.3
160,000		NCR Corp., 6.375%, 12/15/2023	164,909	0.2
200,000	(1)	Open Text Corp., 5.875%, 06/01/2026	209,500	0.2
208,000	(1)	Rackspace Hosting, Inc., 8.625%, 11/15/2024	185,823	0.2
270,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	273,206	0.3
225,000		Western Digital Corp., 4.750%, 02/15/2026	215,156	0.2
			2,318,859	2.4

		Utilities: 1.7%
200,000	(1)	Calpine Corp., 5.250%, 06/01/2026	199,750	0.2
199,000		Calpine Corp., 5.750%, 01/15/2025	198,502	0.2
303,000	(1)	Clearway Energy Operating LLC, 5.750%, 10/15/2025	305,272	0.3
171,447	(1)	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/2025	184,306	0.2
8,000		Talen Energy Supply LLC, 4.600%, 12/15/2021	7,780	0.0
751,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	782,918	0.8
			1,678,528	1.7

	Total Corporate Bonds/Notes (Cost $81,878,306)		81,905,024	84.1

BANK LOANS: 3.9%
		Auto Parts & Equipment: 0.4%
126,425		American Axle & Manufacturing Holdings, Inc. - Term Loan B, 4.740%, (US0001M + 2.250%), 04/06/2024	123,765	0.1
260,778		Tower Automotive Holdings Term Loan B1, 5.250%, (US0003M + 2.750%), 03/07/2024	254,911	0.3
			378,676	0.4

		Building Materials: 0.2%
204,236		Builders FirstSource, Inc., 5.601%, (US0003M + 3.000%), 02/29/2024	198,279	0.2

		Cable & Satellite Television: 0.3%
269,328		Virgin Media Bristol LLC 2017 USD Term Loan, 4.984%, (US0001M + 2.500%), 01/15/2026	266,659	0.3

		Computers: 0.1%
57,421		DynCorp International, Inc. Term Loan B2 1L, 8.482%, (US0001M + 6.000%), 07/07/2020	57,134	0.1

		Cosmetics/Personal Care: 0.3%
383,039		Revlon Consumer Products Corp. TL B 1L, 6.129%, (US0003M + 3.500%), 09/07/2023	279,044	0.3

		Healthcare - Services: 0.5%
460,199		RegionalCare Hospital Partners Holdings, Inc. - TL 1L, 6.982%, (US0001M + 4.500%), 11/16/2025	456,460	0.5

		Insurance: 0.4%
70,143		Alliant Holdings I, Inc. 2015 Term Loan B, 5.232%, (US0001M + 2.750%), 05/09/2025	67,688	0.1
301,966		Confie Seguros Holding II - TL B 1L, 7.379%, (US0003M + 4.750%), 04/19/2022	300,550	0.3
			368,238	0.4

		Lodging: 0.0%
56,276		Golden Nugget, Inc. - TL 1L, 5.243%, (US0001M + 2.750%), 10/04/2023	55,784	0.0

		Media: 0.0%
54,890		Univision Communications Inc. Term Loan C5, 5.249%, (US0001M + 2.750%), 03/15/2024	51,851	0.0

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Mining: 0.3%
297,750		Aleris International, Inc. TL 1L, 7.249%, (US0001M + 4.750%), 02/27/2023	$298,345	0.3

		Oil & Gas: 0.4%
384,000		Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.249%, (US0001M + 6.750%), 10/29/2025	372,480	0.4
45,119		Gavilan Resources LLC - TL 2L, 8.486%, (US0001M + 6.000%), 03/01/2024	35,870	0.0
			408,350	0.4

		Retail: 0.2%
217,619		Camping World TL B 1L, 5.249%, (US0001M + 2.750%), 11/08/2023	195,585	0.2

		Retailers (Except Food & Drug): 0.2%
246,753		Neiman Marcus Group, Inc. - TL 1L, 5.733%, (US0001M + 3.250%), 10/25/2020	229,840	0.2

		Telecommunications: 0.6%
466,000		CommScope, Inc. - TL B2 1L, 0.000%, (US0001M + 3.250%), 02/06/2026	466,988	0.5
106,412		West Corp. - TL 1L, 6.629%, (US0001M + 4.000%), 10/10/2024	100,027	0.1
			567,015	0.6

	Total Bank Loans (Cost $3,945,433)		3,811,260	3.9

CONVERTIBLE BONDS/NOTES: 4.5%
		Communications: 0.6%
319,000		DISH Network Corp., 2.375%, 03/15/2024	264,330	0.3
267,000	(1)	Palo Alto Networks, Inc., 0.750%, 07/01/2023	296,968	0.3
			561,298	0.6

		Consumer, Non-cyclical: 1.9%
380,000		Alder Biopharmaceuticals, Inc., 2.500%, 02/01/2025	364,638	0.4
205,000		Endologix, Inc., 3.250%, 11/01/2020	62,765	0.1
350,000		Insmed, Inc., 1.750%, 01/15/2025	354,762	0.3
115,000		Macquarie Infrastructure Corp., 2.000%, 10/01/2023	101,634	0.1
205,000		Medicines Co/The, 2.500%, 01/15/2022	205,919	0.2
140,000		Medicines Co/The, 2.750%, 07/15/2023	118,477	0.1
141,000	(1)	Medicines Co/The, 3.500%, 01/15/2024	182,488	0.2
439,000	(1)	Wright Medical Group, Inc., 1.625%, 06/15/2023	492,503	0.5
			1,883,186	1.9

		Energy: 0.4%
414,000		Oasis Petroleum, Inc., 2.625%, 09/15/2023	387,558	0.4

		Industrial: 0.3%
182,000		Dycom Industries, Inc., 0.750%, 09/15/2021	168,368	0.2
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/2028	127,394	0.1
			295,762	0.3

		Technology: 1.3%
400,000	(1)	Akamai Technologies, Inc., 0.125%, 05/01/2025	399,658	0.4
175,000		Microchip Technology, Inc., 1.625%, 02/15/2027	192,553	0.2
175,000		ON Semiconductor Corp., 1.625%, 10/15/2023	215,837	0.2
246,000	(1)	Pure Storage, Inc., 0.125%, 04/15/2023	264,584	0.3
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/2019	203,149	0.2
			1,275,781	1.3

	Total Convertible Bonds/Notes (Cost $4,354,390)		4,403,585	4.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.7%
		Consumer Discretionary: –%
1,476	(1),(5),(7)	Perseus Holding Corp.	–	–

		Energy: 0.0%
424,441	(5),(7)	Ascent Resources - Utica LLC	5,093	0.0

		Financials: 0.1%
1,733		Capital One Financial Corp.	141,569	0.1

		Health Care: 0.2%
15,129	(7)	BioScrip, Inc.	30,258	0.0
1,137		Cigna Corp.	182,852	0.2
			213,110	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 0.2%
2,062	(7)	United Continental Holdings, Inc.	$164,506	0.2

		Information Technology: 0.1%
3,559	(7)	NCR Corp.	97,125	0.1

		Materials: 0.1%
1,018		LyondellBasell Industries NV - Class A	85,594	0.1

	Total Common Stock (Cost $414,675)		706,997	0.7

PREFERRED STOCK: 1.5%
		Consumer Discretionary: –%
775	(1),(5),(7)	Perseus Holding Corp.	–	–

		Financials: 1.5%
470	(7)	Bank of America Corp.	611,879	0.6
3,542	(3),(7),(8)	GMAC Capital Trust I	92,234	0.1
602	(7)	Wells Fargo & Co.	777,995	0.8
			1,482,108	1.5

		Health Care: 0.0%
44	(5),(7)	BioScrip, Inc.	3,970	0.0

	Total Preferred Stock (Cost $1,422,347)		1,486,078	1.5

WARRANTS: –%
		Energy: –%
659	(5),(7)	Midstates Petroleum Co., Inc.	–	–

		Health Care: –%
126	(5),(7)	BioScrip, Inc. - Class A	–	–
126	(5),(7)	BioScrip, Inc. - Class B	–	–
			–	–

		Industrials: –%
28	(5),(7)	Liberty Tire Recycling	–	–

	Total Warrants (Cost $–)		–	–

OTHER: –%
		Communications: –%
365,000	(2),(5),(6)	Avaya, Inc. (Escrow)	–	–
1,445,000	(5),(6)	Millicom International Cellular S.A. (Escrow)	–	–

	Total Other (Cost $–)		–	–

	Total Long-Term Investments (Cost $92,015,151)		92,312,944	94.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	U.S. Treasury Bills: 3.6%
3,010,000	United States Treasury Bill, 2.150%, 04/09/2019	3,008,407	3.1
485,000	United States Treasury Bill, 2.330%, 04/23/2019	484,290	0.5
		3,492,697	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
845,080	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $845,080)	845,080	0.9

	Total Short-Term Investments (Cost $4,337,769)	4,337,777	4.5

	Total Investments in Securities (Cost $96,352,920)	$96,650,721	99.2
	Assets in Excess of Other Liabilities	794,572	0.8
	Net Assets	$97,445,293	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Defaulted security
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(7)	Non-income producing security.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Rate shown is the 7-day yield as of March 31, 2019.

EUR	EU Euro

Reference Rate Abbreviations:
T-BILL 3MO	3-month U.S. Treasury Bill
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Energy	–	–	5,093	5,093
Financials	141,569	–	–	141,569
Health Care	213,110	–	–	213,110
Industrials	164,506	–	–	164,506
Information Technology	97,125	–	–	97,125
Materials	85,594	–	–	85,594
Total Common Stock	701,904	–	5,093	706,997
Preferred Stock	1,482,108	–	3,970	1,486,078
Warrants	–	–	–	–
Corporate Bonds/Notes	–	81,905,024	–	81,905,024
Bank Loans	–	3,811,260	–	3,811,260
Other	–	–	–	–
Convertible Bonds/Notes	–	4,403,585	–	4,403,585
Short-Term Investments	845,080	3,492,697	–	4,337,777
Total Investments, at fair value	$3,029,092	$93,612,566	$9,063	$96,650,721
Other Financial Instruments+
Centrally Cleared Swaps	–	738	–	738
Total Assets	$3,029,092	$93,613,304	$9,063	$96,651,459
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(33,752)	$–	$(33,752)
Futures	(7,401)	–	–	(7,401)
Total Liabilities	$(7,401)	$(33,752)	$–	$(41,153)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2019, VY® Pioneer High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Avaya, Inc. (Escrow)	12/20/2017	$–	$–
Midway Games, Inc.	11/14/2016	–	–
Millicom International Cellular S.A. (Escrow)	8/9/2017	–	–
		$–	$–

At March 31, 2019, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
S&P 500® E-Mini	(8)	06/21/19	$(1,135,120)	$(7,401)
			$(1,135,120)	$(7,401)

At March 31, 2019, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 23, Version 6	Sell	5.000	12/20/19	USD	1,044,890	$25,491	$(21,223)

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 25, Version 4	Sell	5.000	12/20/20	USD	1,941,100	$95,116	$(12,529)
CDX North American High Yield Index, Series 31, Version 3	Sell	5.000	12/20/23	USD	269,500	18,049	738
						$138,656	$(33,014)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $96,680,496.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,630,798
Gross Unrealized Depreciation	(2,300,253)

Net Unrealized Appreciation	$330,545

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 2.0%
39,494		Altice USA, Inc.	848,331	0.1
18,100	(1)	Electronic Arts, Inc.	1,839,503	0.2
21,100	(1)	IAC/InterActiveCorp	4,433,321	0.4
38,400		Interpublic Group of Cos., Inc.	806,784	0.1
31,000	(1)	Live Nation Entertainment, Inc.	1,969,740	0.2
58,000		Match Group, Inc.	3,283,380	0.3
15,600		Omnicom Group	1,138,644	0.1
27,500	(1)	Take-Two Interactive Software, Inc.	2,595,175	0.2
65,600	(1)	Zayo Group Holdings, Inc.	1,864,352	0.2
26,800	(1)	Zillow Group, Inc. - Class A	916,560	0.1
236,500	(1)	Zynga, Inc. - Class A	1,260,545	0.1
			20,956,335	2.0

		Consumer Discretionary: 15.2%
92,700		Aptiv PLC	7,368,723	0.7
60,700		Aramark	1,793,685	0.2
2,600	(1)	Autozone, Inc.	2,662,712	0.3
20,900	(1)	Bright Horizons Family Solutions, Inc.	2,656,599	0.3
61,500	(1)	Burlington Stores, Inc.	9,635,820	0.9
54,700	(1)	Carmax, Inc.	3,818,060	0.4
27,400		Choice Hotels International, Inc.	2,130,076	0.2
39,800	(1)	Ctrip.com International Ltd. ADR	1,738,862	0.2
75,100		Dollar General Corp.	8,959,430	0.9
59,200	(1)	Dollar Tree, Inc.	6,218,368	0.6
16,300		Domino's Pizza, Inc.	4,207,030	0.4
70,800		Dunkin Brands Group, Inc.	5,317,080	0.5
98,900		Extended Stay America, Inc.	1,775,255	0.2
41,915	(1)	Farfetch Ltd.	1,127,933	0.1
18,700		Ferrari NV	2,502,060	0.2
13,400	(1)	Five Below, Inc.	1,664,950	0.2
17,200	(1)	Grand Canyon Education, Inc.	1,969,572	0.2
8,400	(1)	GrubHub, Inc.	583,548	0.0
108,433		Hilton Worldwide Holdings, Inc.	9,011,866	0.9
21,400	(1)	Lululemon Athletica, Inc.	3,506,818	0.3
5,100	(1)	MercadoLibre, Inc.	2,589,423	0.2
109,700		MGM Resorts International	2,814,902	0.3
48,500	(1)	Michaels Cos, Inc.	553,870	0.0
21,300	(1)	Mohawk Industries, Inc.	2,686,995	0.3
52,800		Newell Brands, Inc.	809,952	0.1
49,800	(1)	Norwegian Cruise Line Holdings Ltd.	2,737,008	0.3
1,360	(1)	NVR, Inc.	3,763,120	0.4
19,000	(1)	Ollie's Bargain Outlet Holdings, Inc.	1,621,270	0.1
18,600	(1)	O'Reilly Automotive, Inc.	7,222,380	0.7
25,900	(2)	Papa Johns International, Inc.	1,371,405	0.1
14,100		PVH Corp.	1,719,495	0.2
51,100	(2)	Restaurant Brands International, Inc.	3,327,121	0.3
87,200		Ross Stores, Inc.	8,118,320	0.8
25,300		Royal Caribbean Cruises Ltd.	2,899,886	0.3
99,700		Service Corp. International	4,002,955	0.4
26,300	(1)	Sotheby's	992,825	0.1
125,200		Tapestry, Inc.	4,067,748	0.4
32,500		Tiffany & Co.	3,430,375	0.3
38,000		Toll Brothers, Inc.	1,375,600	0.1
32,000		Tractor Supply Co.	3,128,320	0.3
18,000	(1)	Ulta Beauty, Inc.	6,277,140	0.6
9,720	(1),(2)	Wayfair, Inc.	1,442,934	0.1
23,600		Williams-Sonoma, Inc.	1,327,972	0.1
26,700		Wynn Resorts Ltd.	3,185,844	0.3
65,900		Yum China Holdings, Inc.	2,959,569	0.3
41,500		Yum! Brands, Inc.	4,142,115	0.4
			157,216,991	15.2

		Consumer Staples: 3.2%
69,975		Brown-Forman Corp. - Class B	3,693,280	0.4
15,000		Casey's General Stores, Inc.	1,931,550	0.2
70,800		Church & Dwight Co., Inc.	5,043,084	0.5
27,000		Clorox Co.	4,332,420	0.4
57,600		Conagra Brands, Inc.	1,597,824	0.1
34,600		Hershey Co.	3,973,118	0.4
26,500		Hormel Foods Corp.	1,186,140	0.1
58,000		Keurig Dr Pepper, Inc.	1,622,260	0.1
31,600		McCormick & Co., Inc.	4,759,908	0.5
10,700		Pricesmart, Inc.	630,016	0.1
32,900	(1)	Sprouts Farmers Market, Inc.	708,666	0.1
51,300		Tyson Foods, Inc.	3,561,759	0.3
			33,040,025	3.2

		Energy: 1.7%
132,300		Cabot Oil & Gas Corp.	3,453,030	0.3
197,037	(1)	Centennial Resource Development, Inc./DE	1,731,955	0.2
7,500		Cimarex Energy Co.	524,250	0.0
18,352		Concho Resources, Inc./Midland TX	2,036,338	0.2
28,000	(1)	Continental Resources, Inc.	1,253,560	0.1
20,800		Diamondback Energy, Inc.	2,111,824	0.2
22,300		HollyFrontier Corp.	1,098,721	0.1
158,100	(1),(2)	Jagged Peak Energy, Inc.	1,655,307	0.2
36,000	(1)	Oceaneering International, Inc.	567,720	0.1
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	228,800	0.0

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	$2,912,000	0.3
			17,573,505	1.7

		Financials: 7.4%
39,600		Assurant, Inc.	3,758,436	0.4
34,400		Axis Capital Holdings Ltd.	1,884,432	0.2
44,600		BankUnited, Inc.	1,489,640	0.1
70,633		Cboe Global Markets, Inc.	6,741,214	0.7
41,900		Discover Financial Services	2,981,604	0.3
48,400		E*Trade Financial Corp.	2,247,212	0.2
9,100		Factset Research Systems, Inc.	2,259,257	0.2
57,200		Fifth Third Bancorp	1,442,584	0.1
73,200		First Republic Bank	7,353,672	0.7
112,400		Fidelity National Financial, Inc.	4,108,220	0.4
18,900	(1)	Green Dot Corp.	1,146,285	0.1
72,700		Lazard Ltd.	2,627,378	0.3
10,500		MarketAxess Holdings, Inc.	2,583,840	0.3
51,300		Moody's Corp.	9,289,917	0.9
18,000		MSCI, Inc. - Class A	3,579,120	0.3
26,400		Nasdaq, Inc.	2,309,736	0.2
14,000		Northern Trust Corp.	1,265,740	0.1
21,800		Pinnacle Financial Partners, Inc.	1,192,460	0.1
15,600		Signature Bank	1,997,892	0.2
8,200		State Street Corp.	539,642	0.1
11,900	(1)	SVB Financial Group	2,646,084	0.3
62,200		TD Ameritrade Holding Corp.	3,109,378	0.3
59,730		Webster Financial Corp.	3,026,519	0.3
37,500		Willis Towers Watson PLC	6,586,875	0.6
			76,167,137	7.4

		Health Care: 13.7%
7,100	(1)	Abiomed, Inc.	2,027,689	0.2
57,199	(1),(2)	Acadia Healthcare Co., Inc.	1,676,503	0.2
61,900		Agilent Technologies, Inc.	4,975,522	0.5
12,800	(1)	Agios Pharmaceuticals, Inc.	863,232	0.1
20,400	(1)	Alexion Pharmaceuticals, Inc.	2,757,672	0.3
22,700	(1)	Align Technology, Inc.	6,454,291	0.6
58,500	(1)	Alkermes PLC	2,134,665	0.2
34,500	(1)	Alnylam Pharmaceuticals, Inc.	3,224,025	0.3
8,992	(1),(2)	Argenx SE ADR	1,122,561	0.1
51,900	(1)	Array Biopharma, Inc.	1,265,322	0.1
63,700	(1)	BioMarin Pharmaceutical, Inc.	5,658,471	0.5
9,400	(1)	Bluebird Bio, Inc.	1,478,902	0.1
11,100	(1)	Blueprint Medicines Corp.	888,555	0.1
38,400		Bruker Corp.	1,476,096	0.1
51,584	(1)	Catalent, Inc.	2,093,795	0.2
120,800	(1)	Centene Corp.	6,414,480	0.6
33,912	(1)	Cerner Corp.	1,940,105	0.2
28,000		Cooper Cos., Inc.	8,292,760	0.8
13,920	(1)	Covetrus, Inc.	443,352	0.0
27,800	(1)	DaVita, Inc.	1,509,262	0.1
25,510	(1)	Elanco Animal Health, Inc.	818,106	0.1
42,500	(1)	Exact Sciences Corp.	3,681,350	0.4
79,000	(1)	Exelixis, Inc.	1,880,200	0.2
20,200	(1)	FibroGen, Inc.	1,097,870	0.1
7,300	(1)	GW Pharmaceuticals PLC ADR	1,230,561	0.1
22,000	(1)	Henry Schein, Inc.	1,322,420	0.1
113,700	(1)	Hologic, Inc.	5,503,080	0.5
7,875	(1)	ICU Medical, Inc.	1,884,724	0.2
26,500	(1)	Idexx Laboratories, Inc.	5,925,400	0.6
45,800	(1),(2)	Immunomedics, Inc.	879,818	0.1
50,300	(1)	Incyte Corp., Ltd.	4,326,303	0.4
20,200	(1)	IQVIA Holdings, Inc.	2,905,770	0.3
17,800	(1)	Jazz Pharmaceuticals PLC	2,544,510	0.2
3,252	(1),(2)	Madrigal Pharmaceuticals, Inc.	407,346	0.0
22,600	(1)	Medidata Solutions, Inc.	1,655,224	0.2
6,700	(1)	Mettler Toledo International, Inc.	4,844,100	0.5
26,200	(1)	Molina Healthcare, Inc.	3,719,352	0.4
25,700	(1)	Nektar Therapeutics	863,520	0.1
31,279	(1)	Neurocrine Biosciences, Inc.	2,755,680	0.3
20,300	(1)	Novocure Ltd.	977,851	0.1
11,600	(1)	Penumbra, Inc.	1,705,316	0.2
29,700		Perrigo Co. PLC	1,430,352	0.1
68,300	(1)	QIAGEN NV	2,778,444	0.3
16,942	(1)	Sage Therapeutics, Inc.	2,694,625	0.3
15,900	(1)	Sarepta Therapeutics, Inc.	1,895,121	0.2
27,927	(1)	Seattle Genetics, Inc.	2,045,373	0.2
14,500	(1)	STERIS Public Ltd. Co.	1,856,435	0.2
21,700		Teleflex, Inc.	6,556,872	0.6
14,092	(1)	Ultragenyx Pharmaceutical, Inc.	977,421	0.1
18,000		Universal Health Services, Inc.	2,407,860	0.2
35,100	(1)	Veeva Systems, Inc.	4,452,786	0.4
17,464	(1)	WellCare Health Plans, Inc.	4,710,914	0.5
17,500		West Pharmaceutical Services, Inc.	1,928,500	0.2
			141,360,464	13.7

		Industrials: 18.6%
140,700	(2)	ADT, Inc.	899,073	0.1
64,900		Alaska Air Group, Inc.	3,642,188	0.3
50,300		Allegion Public Ltd.	4,562,713	0.4
87,000		American Airlines Group, Inc.	2,763,120	0.3
28,762		Ametek, Inc.	2,386,383	0.2
66,400		AO Smith Corp.	3,540,448	0.3
51,200		BWX Technologies, Inc.	2,538,496	0.2
22,600		CH Robinson Worldwide, Inc.	1,965,974	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,800		Cintas Corp.	$5,416,548	0.5
13,800		Copa Holdings S.A.- Class A	1,112,418	0.1
70,100	(1)	Copart, Inc.	4,247,359	0.4
16,300	(1)	CoStar Group, Inc.	7,602,646	0.7
29,100		Donaldson Co., Inc.	1,456,746	0.1
42,087		Equifax, Inc.	4,987,309	0.5
25,200		Expeditors International Washington, Inc.	1,912,680	0.2
15,800		Fastenal Co.	1,016,098	0.1
29,300		Flowserve Corp.	1,322,602	0.1
56,038		Fortive Corp.	4,701,028	0.5
76,975		Fortune Brands Home & Security, Inc.	3,664,780	0.4
25,300	(1)	Generac Holdings, Inc.	1,296,119	0.1
21,100	(1)	Genesee & Wyoming, Inc.	1,838,654	0.2
58,400		Graco, Inc.	2,891,968	0.3
48,800		Harris Corp.	7,793,848	0.8
125,600	(1)	HD Supply Holdings, Inc.	5,444,760	0.5
31,000		Hubbell, Inc.	3,657,380	0.4
14,000		Huntington Ingalls Industries, Inc.	2,900,800	0.3
17,500		IDEX Corp.	2,655,450	0.3
72,153	(1)	IHS Markit Ltd.	3,923,680	0.4
36,400		JB Hunt Transport Services, Inc.	3,686,956	0.4
31,600		Kansas City Southern	3,664,968	0.4
80,600		KAR Auction Services, Inc.	4,135,586	0.4
12,700	(1)	Kirby Corp.	953,897	0.1
21,700		L3 Technologies, Inc.	4,478,229	0.4
11,300		Landstar System, Inc.	1,236,107	0.1
10,400		Manpowergroup, Inc.	859,976	0.1
15,500	(1)	Middleby Corp.	2,015,465	0.2
126,400		Nielsen Holdings PLC	2,991,888	0.3
21,700		Nordson Corp.	2,875,684	0.3
18,000		Old Dominion Freight Line	2,599,020	0.2
28,300		Paccar, Inc.	1,928,362	0.2
44,100		Ritchie Bros Auctioneers, Inc.	1,499,400	0.1
30,700		Robert Half International, Inc.	2,000,412	0.2
22,400		Rockwell Automation, Inc.	3,930,304	0.4
84,261		Rollins, Inc.	3,506,943	0.3
12,700		Roper Technologies, Inc.	4,343,019	0.4
60,024		Schneider National, Inc.	1,263,505	0.1
71,100	(1)	Sensata Technologies Holding PLC	3,200,922	0.3
16,400		Snap-On, Inc.	2,566,928	0.2
16,600	(1)	Stericycle, Inc.	903,372	0.1
37,600		Textron, Inc.	1,904,816	0.2
40,700		Toro Co.	2,801,788	0.3
15,200	(1)	TransDigm Group, Inc.	6,900,648	0.7
122,600		TransUnion	8,194,584	0.8
41,741	(1)	United Continental Holdings, Inc.	3,330,097	0.3
16,000		Valmont Industries, Inc.	2,081,600	0.2
50,900		Verisk Analytics, Inc.	6,769,700	0.7
12,100	(1)	WABCO Holdings, Inc.	1,595,143	0.2
34,000		Wabtec Corp.	2,506,480	0.2
59,850		Waste Connections, Inc.	5,302,112	0.5
12,700		Watsco, Inc.	1,818,767	0.2
26,300		Xylem, Inc.	2,078,752	0.2
			192,066,698	18.6

		Information Technology: 30.0%
13,100	(1)	2U, Inc.	928,135	0.1
86,000		Amphenol Corp.	8,121,840	0.8
11,100	(1)	ANSYS, Inc.	2,028,081	0.2
69,179	(1)	Atlassian Corp. PLC	7,775,028	0.8
41,200	(1)	Autodesk, Inc.	6,419,784	0.6
105,970	(1)	Black Knight, Inc.	5,775,365	0.6
105,964		Booz Allen Hamilton Holding Corp.	6,160,747	0.6
77,900	(1)	Cadence Design Systems, Inc.	4,947,429	0.5
70,200		CDK Global, Inc.	4,129,164	0.4
64,200		CDW Corp.	6,186,954	0.6
42,503	(1)	Ceridian HCM Holding, Inc.	2,180,404	0.2
40,000		Cognex Corp.	2,034,400	0.2
15,720	(1)	Coherent, Inc.	2,227,838	0.2
79,700	(1)	CoreLogic, Inc.	2,969,622	0.3
116,500		Corning, Inc.	3,856,150	0.4
15,000	(1)	Coupa Software, Inc.	1,364,700	0.1
19,353	(1)	DocuSign, Inc.	1,003,260	0.1
51,726	(1)	Dropbox, Inc.	1,127,627	0.1
133,100		Entegris, Inc.	4,750,339	0.5
13,200	(1)	EPAM Systems, Inc.	2,232,516	0.2
21,900	(1)	Euronet Worldwide, Inc.	3,122,721	0.3
71,400		Fidelity National Information Services, Inc.	8,075,340	0.8
108,600	(1)	Fiserv, Inc.	9,587,208	0.9
30,900	(1)	FleetCor Technologies, Inc.	7,619,631	0.7
17,200		Flir Systems, Inc.	818,376	0.1
28,600	(1)	Fortinet, Inc.	2,401,542	0.2
53,700	(1)	Gartner, Inc.	8,145,216	0.8
53,100		Genpact Ltd.	1,868,058	0.2
67,800		Global Payments, Inc.	9,256,056	0.9
53,100	(1)	GoDaddy, Inc.	3,992,589	0.4
40,900	(1)	Guidewire Software, Inc.	3,973,844	0.4
11,000	(1)	IPG Photonics Corp.	1,669,580	0.2
76,950	(1)	Keysight Technologies, Inc.	6,710,040	0.6
63,800		KLA-Tencor Corp.	7,618,358	0.7
26,800		Lam Research Corp.	4,797,468	0.5
65,200		Leidos Holdings, Inc.	4,178,668	0.4
11,100		Littelfuse, Inc.	2,025,528	0.2
255,948		Marvell Technology Group Ltd.	5,090,806	0.5
142,600		Maxim Integrated Products	7,582,042	0.7
94,800		Microchip Technology, Inc.	7,864,608	0.8
24,000		Monolithic Power Systems, Inc.	3,251,760	0.3
36,700		Motorola Solutions, Inc.	5,153,414	0.5

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
27,900	(1)	Okta, Inc.	$2,308,167	0.2
24,600	(1)	Palo Alto Networks, Inc.	5,974,848	0.6
32,100		Paychex, Inc.	2,574,420	0.2
9,800	(1)	Paycom Software, Inc.	1,853,474	0.2
74,631	(1),(2)	Pivotal Software, Inc.	1,556,056	0.2
34,186	(1)	Pluralsight, Inc.	1,085,064	0.1
25,900	(1)	Proofpoint, Inc.	3,145,037	0.3
131,269	(1)	Pure Storage, Inc.	2,860,351	0.3
52,567	(1)	RealPage, Inc.	3,190,291	0.3
127,900		Sabre Corp.	2,735,781	0.3
41,200	(1)	ServiceNow, Inc.	10,155,388	1.0
15,600	(1)	Shopify, Inc.	3,223,272	0.3
85,000		Skyworks Solutions, Inc.	7,010,800	0.7
48,700	(1)	Splunk, Inc.	6,068,020	0.6
100,835		SS&C Technologies Holdings, Inc.	6,422,181	0.6
34,597	(1),(2)	StoneCo Ltd.	1,422,283	0.1
129,200		Symantec Corp.	2,970,308	0.3
39,200	(1)	Synopsys, Inc.	4,513,880	0.4
34,819	(1)	Tableau Software, Inc.	4,431,762	0.4
18,500	(1),(2)	Twilio, Inc.	2,389,830	0.2
16,700	(1)	Tyler Technologies, Inc.	3,413,480	0.3
26,800	(1)	VeriSign, Inc.	4,865,808	0.5
20,999	(1)	WEX, Inc.	4,031,598	0.4
45,447	(1)	Workday, Inc.	8,764,454	0.8
94,300	(1)	Worldpay, Inc.	10,703,050	1.0
61,800		Xilinx, Inc.	7,835,622	0.8
32,400	(1)	Zendesk, Inc.	2,754,000	0.3
			309,281,461	30.0

		Materials: 4.0%
14,200		Air Products & Chemicals, Inc.	2,711,632	0.3
36,500		Avery Dennison Corp.	4,124,500	0.4
55,500	(1)	Axalta Coating Systems Ltd.	1,399,155	0.1
112,400		Ball Corp.	6,503,464	0.6
25,100		Celanese Corp.	2,475,111	0.2
42,800		CF Industries Holdings, Inc.	1,749,664	0.2
24,100		Eagle Materials, Inc.	2,031,630	0.2
36,500		International Paper Co.	1,688,855	0.2
43,900		Kirkland Lake Gold Ltd.	1,334,999	0.1
22,500		PPG Industries, Inc.	2,539,575	0.3
58,300		RPM International, Inc.	3,383,732	0.3
67,300		Sealed Air Corp.	3,099,838	0.3
86,829		Valvoline, Inc.	1,611,546	0.2
53,300		Vulcan Materials Co.	6,310,720	0.6
			40,964,421	4.0

		Real Estate: 2.0%
26,995		American Campus Communities, Inc.	1,284,422	0.1
38,900		CubeSmart	1,246,356	0.1
3,215		Equinix, Inc.	1,456,909	0.1
6,300		Federal Realty Investment Trust	868,455	0.1
48,400		Iron Mountain, Inc.	1,716,264	0.2
14,000		Jones Lang LaSalle, Inc.	2,158,520	0.2
68,700		MGM Growth Properties LLC	2,215,575	0.2
36,250	(1)	SBA Communications Corp.	7,237,675	0.7
12,700		SL Green Realty Corp.	1,141,984	0.1
117,915		Vereit, Inc.	986,949	0.1
18,276	(1),(3),(4)	WeWork Companies, Inc. - Class A	937,559	0.1
			21,250,668	2.0

		Utilities: 0.8%
31,326		American Water Works Co., Inc.	3,266,049	0.3
29,400		Atmos Energy Corp.	3,026,142	0.3
59,900		NiSource, Inc.	1,716,734	0.2
			8,008,925	0.8

	Total Common Stock (Cost $714,318,432)		1,017,886,630	98.6

PREFERRED STOCK: 1.3%
		Communication Services: 0.4%
32,391	(1),(3),(4)	AirBNB, Inc. - Series D	3,758,651	0.4
3,719	(1),(3),(4)	AirBNB, Inc. - Series E	431,553	0.0
			4,190,204	0.4

		Information Technology: 0.4%
58,160	(1),(3),(4)	Slack Technologies, Inc., - Series H	692,412	0.1
353,970	(1),(3),(4)	Tanium, Inc. - Series G	3,077,274	0.3
			3,769,686	0.4

		Real Estate: 0.5%
44,396	(1),(3),(4)	WeWork Companies, Inc. - Series D-1	2,277,515	0.2
34,882	(1),(3),(4)	WeWork Companies, Inc. - Series D-2	1,789,446	0.2
24,709	(1),(3),(4)	WeWork Companies, Inc. - Series E	1,267,572	0.1
			5,334,533	0.5

	Total Preferred Stock (Cost $6,247,318)		13,294,423	1.3

	Total Long-Term Investments (Cost $720,565,750)		1,031,181,053	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateral(5): 1.5%
766,940	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $767,103, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $782,279, due 04/25/19-08/15/48)	766,940	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
3,646,782	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,647,576, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $3,720,539, due 03/31/19-02/15/47)	$3,646,782	0.4
3,646,782	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,647,576, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,719,718, due 04/15/19-10/20/68)	3,646,782	0.4
3,646,782	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $3,647,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $3,719,718, due 01/01/29-01/01/49)	3,646,782	0.3
3,646,782	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,647,576, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,719,718, due 04/11/19-09/09/49)	3,646,782	0.3
		15,354,068	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
2,140	(6) T. Rowe Price Government Reserve Fund, 2.550%
	(Cost $2,140)	$2,140	0.0

	Total Short-Term Investments (Cost $15,356,208)	15,356,208	1.5

	Total Investments in Securities (Cost $735,921,958)	$1,046,537,261	101.4
	Liabilities in Excess of Other Assets	(14,807,960)	(1.4)
	Net Assets	$1,031,729,301	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $17,372,782 or 1.7% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$20,956,335	$–	$–	$20,956,335
Consumer Discretionary	157,216,991	–	–	157,216,991
Consumer Staples	33,040,025	–	–	33,040,025
Energy	14,432,705	–	3,140,800	17,573,505
Financials	76,167,137	–	–	76,167,137
Health Care	141,360,464	–	–	141,360,464
Industrials	192,066,698	–	–	192,066,698
Information Technology	309,281,461	–	–	309,281,461
Materials	40,964,421	–	–	40,964,421
Real Estate	20,313,109	–	937,559	21,250,668
Utilities	8,008,925	–	–	8,008,925
Total Common Stock	1,013,808,271	–	4,078,359	1,017,886,630
Preferred Stock	–	–	13,294,423	13,294,423
Short-Term Investments	2,140	15,354,068	–	15,356,208
Total Investments, at fair value	$1,013,810,411	$15,354,068	$17,372,782	$1,046,537,261

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2019:

Investments, at fair value	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Inputs*	Range
Common Stock
Venture Global LNG, Inc. - Series B	$228,800	Recent Comparable Transaction Price	Discount Factor**	-
Venture Global LNG, Inc. - Series C	2,912,000	Recent Comparable Transaction Price	Discount Factor**	-
WeWork Companies, Inc. - Class A	937,559	Recent Comparable Transaction Price	Discount for transaction risk	5%
Total Common Stock	$4,078,359

Preferred Stock
AirBNB, Inc. - Series D	$3,758,651	Market Comparable	Discount for Lack of Marketability	10%
			Enterprise Value to Gross Profit Multiple	4.2x-5.0x
			Enterprise Value to Sales Multiple	3.5x-4.2x
			Sales Growth Rate	21-23%
			Gross Profit Growth Rate	23-25%
AirBNB, Inc. - Series E	431,553	Market Comparable	Discount for Lack of Marketability	10%
			Enterprise Value to Gross Profit Multiple	4.2x-5.0x
			Enterprise Value to Sales Multiple	3.5x-4.2x
			Sales Growth Rate	21-23%
			Gross Profit Growth Rate	23-25%
Slack Technologies, Inc., - Series H	692,412	Recent Comparable Transaction Price	Discount Factor**	-
Tanium, Inc. - Series G	3,077,274	Recent Comparable Transaction Price	Discount Factor**	-
WeWork Companies, Inc. - Series D-1	2,277,515	Recent Comparable Transaction Price	Discount for transaction risk	5%
WeWork Companies, Inc. - Series D-2	1,789,446	Recent Comparable Transaction Price	Discount for transaction risk	5%
WeWork Companies, Inc. - Series E	1,267,572	Recent Comparable Transaction Price	Discount for transaction risk	5%
Total Preferred Stock	$13,294,423

* Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

** No quantitative unobservable inputs were significant to the fair valuation determination at March 31, 2019

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2019:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2018	$4,087,680	$12,989,605	$17,077,285
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation/(depreciation)	(9,321)	304,818	295,497
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2019	$4,078,359	$13,294,423	$17,372,782
Total change in unrealized gain (loss) on Level 3 securities still held as of March 31, 2019	$(9,321)	$304,818	$295,497

At March 31, 2019, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$1,318,736	$3,758,651
AirBNB, Inc. - Series E	7/14/2015	346,218	431,553
Slack Technologies, Inc., - Series H	8/17/2018	692,412	692,412
Tanium, Inc. - Series G	8/26/2015	1,757,213	3,077,274
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	228,800
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,912,000
WeWork Companies, Inc. - Class A	6/23/2015	311,583	937,559
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	2,277,515
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	1,789,446
WeWork Companies, Inc. - Series E	6/23/2015	812,668	1,267,572
		$8,775,754	$17,372,782

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $738,359,590.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$342,244,812
Gross Unrealized Depreciation	(34,067,141)

Net Unrealized Appreciation	$308,177,671

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Communication Services: 17.6%
48,860	(1)	Alphabet, Inc. - Class A	57,502,845	3.0
47,686	(1)	Alphabet, Inc. - Class C	55,950,461	3.0
157,456	(1)	Electronic Arts, Inc.	16,002,253	0.8
584,481	(1)	Facebook, Inc. - Class A	97,427,138	5.1
58,250	(1)	IAC/InterActiveCorp	12,238,908	0.7
86,708	(1)	Netflix, Inc.	30,916,605	1.6
892,100		Tencent Holdings Ltd.	41,025,714	2.2
3,251	(1),(2),(3)	Uber Technologies, Inc. - Class A	158,559	0.0
206,279		Walt Disney Co.	22,903,157	1.2
			334,125,640	17.6

		Consumer Discretionary: 19.9%
210,942	(1)	Alibaba Group Holding Ltd. ADR	38,486,368	2.0
91,919	(1)	Amazon.com, Inc.	163,684,759	8.6
233,918		Aptiv PLC	18,594,142	1.0
13,684	(1)	Booking Holdings, Inc.	23,877,348	1.3
57,500		Dollar General Corp.	6,859,750	0.4
148,575	(1)	Dollar Tree, Inc.	15,606,318	0.8
372,815		Dollarama, Inc.	9,945,639	0.5
115,634		Ferrari NV	15,471,829	0.8
218,453		Las Vegas Sands Corp.	13,316,895	0.7
64,403		McDonald's Corp.	12,230,130	0.6
9,651	(1)	MercadoLibre, Inc.	4,900,102	0.3
357,600		MGM Resorts International	9,176,016	0.5
251,498		Nike, Inc.	21,178,647	1.1
2,650	(1)	NVR, Inc.	7,332,550	0.4
141,281		Wynn Resorts Ltd.	16,857,649	0.9
			377,518,142	19.9

		Consumer Staples: 1.2%
261,385		Philip Morris International, Inc.	23,103,820	1.2

		Financials: 4.5%
1,134,411	(1),(2),(3)	Ant International Co., Limited- Class C	6,364,046	0.3
476,964		Charles Schwab Corp.	20,394,980	1.1
92,384		Chubb Ltd.	12,941,151	0.7
154,398		Intercontinental Exchange, Inc.	11,755,864	0.6
240,610		Morgan Stanley	10,153,742	0.5
14,800		S&P Global, Inc.	3,116,140	0.2
432,673		TD Ameritrade Holding Corp.	21,629,323	1.1
			86,355,246	4.5

		Health Care: 14.8%
75,478	(1)	Alexion Pharmaceuticals, Inc.	10,203,116	0.5
89,899		Anthem, Inc.	25,799,215	1.4
139,656		Becton Dickinson & Co.	34,876,293	1.8
245,926	(1)	Centene Corp.	13,058,670	0.7
126,056		Cigna Corp.	20,272,326	1.1
25,213	(1)	Elanco Animal Health, Inc.	808,581	0.0
35,512		Eli Lilly & Co.	4,608,037	0.2
71,649		HCA Healthcare, Inc.	9,341,596	0.5
22,100		Humana, Inc.	5,878,600	0.3
53,204	(1)	Intuitive Surgical, Inc.	30,357,138	1.6
194,634		Stryker Corp.	38,444,108	2.0
185,518		UnitedHealth Group, Inc.	45,871,181	2.4
159,665	(1)	Vertex Pharmaceuticals, Inc.	29,370,377	1.6
47,037	(1)	WellCare Health Plans, Inc.	12,688,231	0.7
			281,577,469	14.8

		Industrials: 9.3%
192,548		Boeing Co.	73,441,658	3.8
74,362		Equifax, Inc.	8,811,897	0.5
230,375		Fortive Corp.	19,326,159	1.0
55,425		Honeywell International, Inc.	8,808,141	0.5
55,275		Northrop Grumman Corp.	14,902,140	0.8
68,854		Roper Technologies, Inc.	23,546,002	1.2
254,956		TransUnion	17,041,259	0.9
149,508		Wabtec Corp.	11,021,730	0.6
			176,898,986	9.3

		Information Technology: 27.3%
75,185		Apple, Inc.	14,281,391	0.7
84,377		ASML Holding NV-NY REG	15,867,095	0.8
131,908		Fidelity National Information Services, Inc.	14,918,795	0.8
195,456	(1)	Fiserv, Inc.	17,254,856	0.9
110,179		Intuit, Inc.	28,801,892	1.5
241,712		Mastercard, Inc. - Class A	56,911,090	3.0
835,240		Microsoft Corp.	98,508,206	5.2
112,200		Nvidia Corp.	20,146,632	1.1
200,559	(1)	PayPal Holdings, Inc.	20,826,047	1.1
107,835	(1)	Red Hat, Inc.	19,701,454	1.0
153,889	(1)	Salesforce.com, Inc.	24,371,401	1.3
46,813	(1)	ServiceNow, Inc.	11,538,936	0.6
116,200	(1)	Splunk, Inc.	14,478,520	0.8
1,080,277		Symantec Corp.	24,835,568	1.3
426,490		Visa, Inc. - Class A	66,613,473	3.5
110,667		VMware, Inc.	19,976,500	1.0
99,168	(1)	Workday, Inc.	19,124,549	1.0
277,376	(1)	Worldpay, Inc.	31,482,176	1.7
			519,638,581	27.3

		Materials: 0.6%
214,842		DowDuPont, Inc.	11,453,227	0.6

		Real Estate: 0.5%
70,318		Crown Castle International Corp.	9,000,704	0.5
1,800	(1),(2),(3)	WeWork Companies, Inc. - Class A	92,340	0.0
			9,093,044	0.5

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 1.5%
65,996		NextEra Energy, Inc.	$12,758,347	0.7
131,378		Sempra Energy	16,535,235	0.8
			29,293,582	1.5

	Total Common Stock (Cost $1,355,246,605)		1,849,057,737	97.2

PREFERRED STOCK: 1.3%
		Communication Services: 0.9%
59,241	(1),(2),(3)	AirBNB, Inc. - Series D	6,874,326	0.4
16,058	(1),(2),(3)	AirBNB, Inc. - Series E	1,863,370	0.1
464	(1),(2),(3)	Uber Technologies, Inc. - Series A	22,630	0.0
1,243	(1),(2),(3)	Uber Technologies, Inc. - Series B	60,624	0.0
329	(1),(2),(3)	Uber Technologies, Inc. - Series C-1	16,046	0.0
266	(1),(2),(3)	Uber Technologies, Inc. - Series C-2	12,973	0.0
3	(1),(2),(3)	Uber Technologies, Inc. - Series C-3	146	0.0
296	(1),(2),(3)	Uber Technologies, Inc. - Series D	14,437	0.0
142	(1),(2),(3)	Uber Technologies, Inc. - Series E	6,926	0.0
73,385	(1),(2),(3)	Uber Technologies, Inc. - Series G	3,579,150	0.2
713	(1),(2),(3)	Uber Technologies, Inc. - Series G-1	34,775	0.0
1,187	(1),(2),(3)	Uber Technologies, Inc. - Series Seed	57,893	0.0
68,026	(1),(2),(3)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	3,264,568	0.2
			15,807,864	0.9

		Consumer Discretionary: 0.1%
16,301	(1),(2),(3)	Aurora Innovation, Inc., - Series B	1,506,261	0.1

		Information Technology: 0.2%
93,459	(1),(2),(3)	Magic Leap, Inc. - Series C	2,523,393	0.1
61,969	(1),(2),(3)	Magic Leap, Inc. - Series D	1,673,163	0.1
			4,196,556	0.2

		Real Estate: 0.1%
45,554	(1),(2),(3)	WeWork Companies, Inc. - Series E	2,336,920	0.1

	Total Preferred Stock (Cost $16,346,292)		23,847,601	1.3

	Total Long-Term Investments (Cost $1,371,592,897)		1,872,905,338	98.5

SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
26,568,701	(4)	T. Rowe Price Government Reserve Fund, 2.550%
		(Cost $26,568,701)	26,568,701	1.4

	Total Short-Term Investments (Cost $26,568,701)		26,568,701	1.4

	Total Investments in Securities (Cost $1,398,161,598)		$1,899,474,039	99.9
	Assets in Excess of Other Liabilities		1,864,393	0.1
	Net Assets		$1,901,338,432	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $30,462,546 or 1.6% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$292,941,367	$41,025,714	$158,559	$334,125,640
Consumer Discretionary	377,518,142	–	–	377,518,142
Consumer Staples	23,103,820	–	–	23,103,820
Financials	79,991,200	–	6,364,046	86,355,246
Health Care	281,577,469	–	–	281,577,469
Industrials	176,898,986	–	–	176,898,986
Information Technology	519,638,581	–	–	519,638,581
Materials	11,453,227	–	–	11,453,227
Real Estate	9,000,704	–	92,340	9,093,044
Utilities	29,293,582	–	–	29,293,582
Total Common Stock	1,801,417,078	41,025,714	6,614,945	1,849,057,737
Preferred Stock	–	–	23,847,601	23,847,601
Short-Term Investments	26,568,701	–	–	26,568,701
Total Investments, at fair value	$1,827,985,779	$41,025,714	$30,462,546	$1,899,474,039

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2019:

Investments, at fair value	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Inputs*	Range
Common Stock
Ant International Co., Limited- Class C	$6,364,046	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Class A	158,559	Recent Comparable Transaction Price	Discount Factor**	-
WeWork Companies, Inc., - Class A	92,340	Recent Comparable Transaction Price	Discount for transaction risk	5%
Total Common Stock	$6,614,945

Preferred Stock
AirBNB, Inc. - Series D	6,874,326	Market Comparable	Discount for Lack of Marketability	10%
			Enterprise Value to Gross Profit Multiple	4.2x-5.0x
			Enterprise Value to Sales Multiple	3.5x-4.2x
			Sales Growth Rate	21-23%
			Gross Profit Growth Rate	23-25%
AirBNB, Inc. - Series E	1,863,370	Market Comparable	Discount for Lack of Marketability	10%
			Enterprise Value to Gross Profit Multiple	4.2x-5.0x
			Enterprise Value to Sales Multiple	3.5x-4.2x
			Sales Growth Rate	21-23%
			Gross Profit Growth Rate	23-25%
Aurora Innovation, Inc., - Series B	1,506,261	Recent Comparable Transaction Price	Discount Factor**	-
Magic Leap, Inc., Series C	2,523,393	Recent Comparable Transaction Price	Discount Factor**	-
Magic Leap, Inc., Series D	1,673,163	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series A	22,630	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series B	60,624	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series C-1	16,046	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series C-2	12,973	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series C-3	146	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series D	14,437	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series E	6,926	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series G	3,579,150	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series G-1	34,775	Recent Comparable Transaction Price	Discount Factor**	-
Uber Technologies, Inc. - Series Seed	57,893	Recent Comparable Transaction Price	Discount Factor**	-
WeWork Companies, Inc. - Series E	2,336,920	Recent Comparable Transaction Price	Discount for transaction risk	5%
Xiaoju Kuaizhi, Inc., Series A-17	3,264,568	Recent Comparable Transaction Price	Discount Factor**	-
Total Preferred Stock	$23,847,601

* Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

** No quantitative unobservable inputs were significant to the fair valuation determination at March 31, 2019

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2019:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2018	$6,615,863	$21,544,211	$28,160,074
Purchases	-	1,506,261	1,506,261
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation/(depreciation)	(918)	797,129	796,211
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2019	$6,614,945	$23,847,601	$30,462,546
Total change in unrealized gain (loss) on Level 3 securities still held as of March 31, 2019	$(918)	$797,129	$796,211

At March 31, 2019, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$6,874,326
AirBNB, Inc. - Series E	7/14/2015	1,494,910	1,863,370
Ant International Co., Limited- Class C	6/7/2018	6,364,046	6,364,046
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,261	1,506,261
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	2,523,393
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	1,673,163
Uber Technologies, Inc. - Class A	1/16/2018	107,182	158,559
Uber Technologies, Inc. - Series A	1/16/2018	15,297	22,630
Uber Technologies, Inc. - Series B	1/16/2018	40,980	60,624
Uber Technologies, Inc. - Series C-1	1/16/2018	10,847	16,046
Uber Technologies, Inc. - Series C-2	1/16/2018	8,770	12,973
Uber Technologies, Inc. - Series C-3	1/16/2018	99	146
Uber Technologies, Inc. - Series D	1/16/2018	9,759	14,437
Uber Technologies, Inc. - Series E	1/16/2018	4,682	6,926
Uber Technologies, Inc. - Series G	12/3/2015	$3,579,148	$3,579,150
Uber Technologies, Inc. - Series G-1	1/16/2018	34,774	34,775
Uber Technologies, Inc. - Series Seed	1/16/2018	39,134	57,893
WeWork Companies, Inc. - Class A	6/23/2015	59,201	92,340
WeWork Companies, Inc. - Series E	6/23/2015	1,498,251	2,336,920
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,695	3,264,568
		$22,876,721	$30,462,546

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,400,728,630.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$550,167,639
Gross Unrealized Depreciation	(51,419,093)

Net Unrealized Appreciation	$498,748,546

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Canada: 2.1%
332,200		Husky Energy, Inc.	3,293,786	0.7
293,634		Wheaton Precious Metals Corp.	6,989,559	1.4
			10,283,345	2.1

		China: 5.5%
43,610	(1)	Baidu, Inc. ADR	7,189,108	1.4
729,000		China Mobile Ltd.	7,438,958	1.5
16,844,000		China Telecom Corp., Ltd. - H Shares	9,372,405	1.9
750,800		Sinopharm Group Co. - H Shares	3,130,369	0.7
			27,130,840	5.5

		Denmark: 1.8%
106,420		Vestas Wind Systems A/S	8,969,739	1.8

		France: 13.1%
294,784		AXA S.A.	7,414,116	1.5
245,456		BNP Paribas	11,680,867	2.4
134,859		Cie de Saint-Gobain	4,889,872	1.0
47,171		Cie Generale des Etablissements Michelin SCA	5,573,002	1.1
189,809		Credit Agricole SA	2,291,752	0.5
120,056		Sanofi	10,615,902	2.2
205,796		Total SA	11,452,462	2.3
465,708		Veolia Environnement	10,419,748	2.1
			64,337,721	13.1

		Germany: 11.5%
99,538		Bayer AG	6,409,472	1.3
558,232		Deutsche Telekom AG	9,274,056	1.9
908,663		E.ON AG	10,111,865	2.1
336,555		Infineon Technologies AG	6,681,462	1.4
75,483		Lanxess AG	4,035,420	0.8
83,268		Merck KGaA	9,506,834	1.9
69,071		Siemens AG	7,428,101	1.5
969,941		Telefonica Deutschland Holding AG	3,045,414	0.6
			56,492,624	11.5

		Hong Kong: 3.6%
502,300		AIA Group Ltd.	5,022,885	1.0
583,140		CK Asset Holdings Ltd.	5,193,326	1.1
228,400		CK Hutchison Holdings Ltd. ADR	2,394,774	0.5
485,640		CK Hutchison Holdings Ltd.	5,106,678	1.0
			17,717,663	3.6

		India: 2.2%
371,252		Housing Development Finance Corp.	10,544,647	2.2

		Ireland: 1.1%
917,465		Bank of Ireland Group PLC	5,475,464	1.1

		Israel: 1.7%
521,758	(1)	Teva Pharmaceutical Industries Ltd. ADR	8,181,165	1.7

		Italy: 3.2%
679,065		ENI S.p.A.	11,998,137	2.5
272,721		UniCredit SpA	3,503,254	0.7
			15,501,391	3.2

		Japan: 12.7%
573,700		Astellas Pharma, Inc.	8,620,292	1.8
72,400		IHI Corp.	1,744,148	0.4
147,800		Kirin Holdings Co., Ltd.	3,535,918	0.7
277,700		Mitsui Fudosan Co., Ltd.	6,995,693	1.4
560,600		Panasonic Corp.	4,833,549	1.0
10,300		Ryohin Keikaku Co., Ltd.	2,614,499	0.5
146,800		Seven & I Holdings Co., Ltd.	5,538,793	1.1
71,800		Sumitomo Metal Mining Co., Ltd.	2,127,564	0.5
270,100		Sumitomo Mitsui Financial Group, Inc.	9,458,556	1.9
202,900		Sumitomo Rubber Industries, Inc.	2,436,954	0.5
113,600		Suntory Beverage & Food Ltd.	5,342,781	1.1
213,396		Takeda Pharmaceutical Co., Ltd.	8,739,045	1.8
			61,987,792	12.7

		Luxembourg: 1.7%
362,552		SES S.A. - Luxembourg	5,638,821	1.1
195,345		Tenaris S.A.	2,751,846	0.6
			8,390,667	1.7

		Netherlands: 5.7%
31,575		Akzo Nobel NV	2,804,928	0.6
74,200		NXP Semiconductor NV - NXPI - US	6,558,538	1.4
424,584		Royal Dutch Shell PLC - Class B	13,419,293	2.7
257,196		SBM Offshore NV	4,899,420	1.0
			27,682,179	5.7

		Norway: 1.1%
126,013		Yara International ASA	5,163,378	1.1

		Singapore: 1.5%
3,347,000		Singapore Telecommunications Ltd.	7,472,897	1.5

		South Korea: 4.7%
132,540		Hana Financial Group, Inc.	4,255,589	0.9
139,280	(1)	KB Financial Group, Inc. ADR	5,161,717	1.0
13,949		Samsung Electronics Co., Ltd. GDR	13,711,534	2.8
			23,128,840	4.7

		Switzerland: 6.6%
40,890		Landis+Gyr Group AG	2,589,605	0.5
91,997		Novartis AG	8,842,709	1.8

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
43,811		Roche Holding AG	$12,072,335	2.5
723,297		UBS Group AG	8,776,160	1.8
			32,280,809	6.6

		Taiwan: 1.5%
885,251		Taiwan Semiconductor Manufacturing Co., Ltd.	7,090,028	1.5

		Thailand: 1.2%
915,200		Bangkok Bank PCL - Foreign Reg	5,976,915	1.2

		United Kingdom: 14.6%
550,392		BAE Systems PLC	3,459,653	0.7
2,106,820		BP PLC	15,298,702	3.1
318,806	(1)	Cobham PLC	458,536	0.1
348,828		CRH PLC - London	10,808,330	2.2
927,600		HSBC Holdings PLC (HKD)	7,552,257	1.6
164,170		Johnson Matthey PLC	6,732,498	1.4
1,619,746		Kingfisher PLC	4,967,326	1.0
1,593,729		Standard Chartered PLC	12,285,075	2.5
175,214		Travis Perkins PLC	3,128,740	0.6
3,653,591		Vodafone Group PLC	6,657,789	1.4
			71,348,906	14.6

	Total Common Stock (Cost $428,192,132)		475,157,010	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	U.S. Government Agency Obligations: 1.7%
8,200,000	(2) Federal Home Loan Bank Discount Notes, 0.000%, 04/01/2019
	(Cost $8,200,000)	8,200,000	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
280,702	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $280,702)	280,702	0.0

	Total Short-Term Investments (Cost $8,480,702)	8,480,702	1.7

	Total Investments in Securities (Cost $436,672,834)	$483,637,712	98.8
	Assets in Excess of Other Liabilities	5,714,265	1.2
	Net Assets	$489,351,977	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2019.
(3)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	20.3%
Health Care	15.5
Energy	12.9
Communication Services	11.5
Materials	7.9
Industrials	7.7
Information Technology	7.5
Utilities	4.2
Consumer Discretionary	4.2
Consumer Staples	2.9
Real Estate	2.5
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Canada	$10,283,345	$–	$–	$10,283,345
China	7,189,108	19,941,732	–	27,130,840
Denmark	–	8,969,739	–	8,969,739
France	–	64,337,721	–	64,337,721
Germany	3,045,414	53,447,210	–	56,492,624
Hong Kong	2,394,774	15,322,889	–	17,717,663
India	–	10,544,647	–	10,544,647
Ireland	–	5,475,464	–	5,475,464
Israel	8,181,165	–	–	8,181,165
Italy	–	15,501,391	–	15,501,391
Japan	–	61,987,792	–	61,987,792
Luxembourg	5,638,821	2,751,846	–	8,390,667
Netherlands	6,558,538	21,123,641	–	27,682,179
Norway	–	5,163,378	–	5,163,378
Singapore	–	7,472,897	–	7,472,897
South Korea	5,161,717	17,967,123	–	23,128,840
Switzerland	–	32,280,809	–	32,280,809
Taiwan	–	7,090,028	–	7,090,028
Thailand	–	5,976,915	–	5,976,915
United Kingdom	3,128,740	68,220,166	–	71,348,906
Total Common Stock	51,581,622	423,575,388	–	475,157,010
Short-Term Investments	280,702	8,200,000	–	8,480,702
Total Investments, at fair value	$51,862,324	$431,775,388	$–	$483,637,712
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,646)	$–	$(2,646)
Total Liabilities	$–	$(2,646)	$–	$(2,646)

(1)	For the period ended March 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2019, securities valued at $15,643,407 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® Templeton Foreign Equity Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	38,929,388	USD	352,762	Citibank N.A.	04/02/19	$(1,509)
JPY	29,144,078	USD	264,099	Morgan Stanley	04/01/19	(1,137)
						$(2,646)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $439,052,354.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$86,928,003
Gross Unrealized Depreciation	(42,231,386)

Net Unrealized Appreciation	$44,696,617